UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1. Reports to Stockholders

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust)

US equities

Macquarie Large Cap Value Portfolio

US fixed income

Macquarie Core Plus Bond Portfolio

Macquarie High Yield Bond Portfolio

International equities

Macquarie Emerging Markets Portfolio

Macquarie Emerging Markets Portfolio II

Macquarie Labor Select International Equity Portfolio

April 30, 2018

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Macquarie Institutional Portfolios

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust) are designed exclusively for institutional investors and high net worth individuals.

Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for Macquarie Emerging Markets Portfolio* and Macquarie Labor Select International Equity Portfolio.

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting macquarie.com/investment-management/institutional. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the prospectus carefully before investing. Performance includes reinvestment of all distributions.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of MIMBT, which is a registered investment advisor.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT, Macquarie Management Holdings, Inc., and Macquarie Group Limited. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

*Closed to new investors.

©2018 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio objectives and strategies

Macquarie Large Cap Value Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

Macquarie Core Plus Bond Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: US investment grade sector, US high yield sector, and international sector.

Macquarie High Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the US government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc. (Moody’s), or unrated but considered to be of comparable quality.

Macquarie Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. Macquarie Emerging Markets Portfolio is presently closed to new investors.

Macquarie Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. The Portfolio may invest in companies of any size. The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

Macquarie Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in the opinion of Mondrian Investment Partners Limited (“Mondrian”), the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the rigorous fundamental analysis that the sub-advisor employs. In addition to following these quantitative guidelines, Mondrian will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the applicable prospectus carefully before investing.

Macquarie Institutional Portfolios are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high yield securities in its portfolio.

If and when a Portfolio invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Portfolio will be subject to special risks, including counterparty risk.

The Portfolios may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

Disclosure of Portfolio expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on Macquarie Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2017 to April 30, 2018.

Actual Expenses

The first section of the table shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Macquarie Institutional Portfolios

Expense Analysis of an Investment of $1,000

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratio	Expenses Paid During Period 11/1/17 to 4/30/18
Actual Portfolio return†
Macquarie Large Cap Value Portfolio	$1,000.00	$1,074.60	0.70%	$3.60
Macquarie Core Plus Bond Portfolio	1,000.00	988.00	0.45%	2.22
Macquarie High Yield Bond Portfolio	1,000.00	987.00	0.59%	2.91
Macquarie Emerging Markets Portfolio	1,000.00	1,046.80	1.24%	6.29
Macquarie Emerging Markets Portfolio II	1,000.00	1,000.10	1.20%	5.95
Macquarie Labor Select International Equity Portfolio	1,000.00	1,030.60	0.87%	4.38

Hypothetical 5% return (5% return before expenses)
Macquarie Large Cap Value Portfolio	$1,000.00	$1,021.32	0.70%	$3.51
Macquarie Core Plus Bond Portfolio	1,000.00	1,022.56	0.45%	2.26
Macquarie High Yield Bond Portfolio	1,000.00	1,021.87	0.59%	2.96
Macquarie Emerging Markets Portfolio	1,000.00	1,018.65	1.24%	6.21
Macquarie Emerging Markets Portfolio II	1,000.00	1,018.84	1.20%	6.01
Macquarie Labor Select International Equity Portfolio	1,000.00	1,020.48	0.87%	4.36

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

and top 10 equity holdings

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	97.17%
Consumer Discretionary	5.76%
Consumer Staples	5.88%
Energy	13.02%
Financials	13.50%
Healthcare	24.20%
Industrials	8.28%
Information Technology	11.86%
Materials	2.89%
Real Estate	3.02%
Telecommunications	5.75%
Utilities	3.01%
Short-Term Investments	2.66%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Occidental Petroleum	3.41%
Halliburton	3.28%
CVS Health	3.24%
ConocoPhillips	3.22%
Express Scripts Holding	3.21%
Merck & Co.	3.18%
Bank of New York Mellon	3.14%
CA	3.12%
Marathon Oil	3.11%
Archer-Daniels-Midland	3.08%

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Security type / sector allocations

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.04%
Agency Collateralized Mortgage Obligations	6.30%
Agency Commercial Mortgage-Backed Securities	1.95%
Agency Mortgage-Backed Securities	8.55%
Collateralized Debt Obligations	4.93%
Convertible Bonds	3.78%
Corporate Bonds	40.57%
Banking	9.75%
Basic Industry	3.52%
Brokerage	0.45%
Capital Goods	2.24%
Communications	4.17%
Consumer Cyclical	2.74%
Consumer Non-Cyclical	4.35%
Electric	3.43%
Energy	4.58%
Finance Companies	0.98%
Insurance	0.86%
REITs	0.65%
Technology	1.97%
Transportation	0.62%
Utilities	0.26%

Security type / sector	Percentage of net assets
Loan Agreements	9.56%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	2.29%
Non-Agency Collateralized Mortgage Obligations	1.14%
Non-Agency Commercial Mortgage-Backed Securities	5.16%
Regional Bonds	0.30%
Sovereign Bonds	4.55%
Supranational Banks	1.37%
US Treasury Obligations	4.47%
Convertible Preferred Stock	0.37%
Preferred Stock	0.22%
Short-Term Investments	7.13%
Total Value of Securities	102.79%
Liabilities Net of Receivables and Other Assets	(2.79%)
Total Net Assets	100.00%

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	90.98%
Automotive	0.42%
Banking	3.83%
Basic Industry	13.92%
Capital Goods	5.30%
Consumer Cyclical	5.91%
Consumer Non-Cyclical	3.62%
Energy	16.83%
Healthcare	9.37%
Insurance	4.92%
Media	8.36%
Services	7.33%
Technology & Electronics	2.82%
Telecommunications	5.91%
Transportation	0.56%
Utilities	1.88%
Loan Agreements	9.26%
Common Stock	0.00%
Short-Term Investments	19.55%
Total Value of Securities	119.79%
Liabilities Net of Receivables and Other Assets	(19.79%)
Total Net Assets	100.00%

(continues)                                              7

Security type / country and sector allocations

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	96.39%
Brazil	10.56%
China/Hong Kong	22.58%
India	12.85%
Indonesia	1.29%
Malaysia	5.29%
Mexico	2.19%
Peru	0.99%
Philippines	0.85%
Qatar	1.78%
Republic of Korea	15.05%
Romania	0.35%
Russia	4.70%
South Africa	2.92%
Taiwan	8.71%
Thailand	2.42%
Turkey	2.18%
United Arab Emirates	1.68%
Preferred Stock	3.47%
Short-Term Investments	0.25%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

Common stock and preferred stock by sector	Percentage of net assets
Consumer Discretionary	10.80%
Consumer Staples	3.15%
Energy	3.93%
Financials*	30.55%
Healthcare	4.10%
Industrials	8.20%
Information Technology	16.29%
Materials	8.62%
Real Estate	2.19%
Telecommunication Services	5.85%
Utilities	6.18%
Total	99.86%

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Financials sector consisted of banks, diversified financial services, holding companies - diversified, and insurance. As of April 30, 2018, such amounts, as a percentage of total net assets were 16.88%, 8.32%, 1.66%, and 3.69%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the Financials sector for financial reporting purposes may exceed 25%.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.04%
Argentina	1.42%
Bahrain	0.04%
Brazil	14.12%
China/Hong Kong	28.93%
India	9.97%
Indonesia	0.91%
Malaysia	0.21%
Mexico	3.90%
Netherlands	0.77%
Peru	0.75%
Republic of Korea	18.09%
Russia	5.71%
Taiwan	8.39%
Thailand	1.14%
Turkey	2.27%
United States	1.42%
Preferred Stock	1.09%
Short-Term Investments	0.16%
Total Value of Securities	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

Common stock and preferred stock by sector	Percentage of net assets
Consumer Discretionary	8.76%
Consumer Staples	8.25%
Energy	14.30%
Financials	12.94%
Healthcare	0.04%
Industrials	0.40%
Information Technology*	42.81%
Materials	2.93%
Telecommunication Services	8.70%
Total	99.13%

*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 as amended). The Information Technology sector consisted of electronics, Internet, communications, and semiconductors. As of April 30, 2018, such amounts, as a percentage of total net assets, were 1.97%, 21.55%, 1.42%, and 17.87%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

(continues)                                              9

Security type / country and sector allocations

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.60%
Australia	1.23%
China/Hong Kong	3.90%
Denmark	1.28%
France	6.12%
Germany	10.99%
Italy	6.30%
Japan	17.31%
Netherlands	2.42%
Singapore	6.70%
Spain	5.44%
Sweden	4.93%
Switzerland	6.08%
United Kingdom	25.90%
Preferred Stock	0.15%
Short-Term Investments	0.44%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

Common stock and preferred stock by sector	Percentage of net assets
Consumer Discretionary	14.04%
Consumer Staples	8.27%
Energy	11.42%
Financials	16.11%
Healthcare	10.35%
Industrials	12.95%
Information Technology	5.15%
Materials	1.24%
Real Estate	1.06%
Telecommunication Services	9.73%
Utilities	8.43%
Total	98.75%

Schedules of investments

Macquarie Investment Portfolios — Macquarie Large Cap Value Portfolio

April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.17%
Consumer Discretionary – 5.76%
Dollar Tree †	35,700	$3,423,273
Lowe’s	38,900	3,206,527

		6,629,800
Consumer Staples – 5.88%
Archer-Daniels-Midland	78,000	3,539,640
Mondelez International	81,700	3,227,150

		6,766,790
Energy – 13.02%
ConocoPhillips	56,500	3,700,750
Halliburton	71,300	3,778,187
Marathon Oil	196,200	3,580,650
Occidental Petroleum	50,800	3,924,808

		14,984,395
Financials – 13.50%
Allstate	35,800	3,501,956
American International Group	29,372	1,644,832
Bank of New York Mellon	66,200	3,608,562
BB&T	64,800	3,421,440
Marsh & McLennan	41,100	3,349,650

		15,526,440
Healthcare – 24.20%
Abbott Laboratories	55,400	3,220,402
Cardinal Health	52,000	3,336,840
CVS Health	53,400	3,728,921
Express Scripts Holding †	48,810	3,694,917
Johnson & Johnson	26,300	3,326,687
Merck & Co.	62,200	3,661,714
Pfizer	95,411	3,492,997
Quest Diagnostics	33,400	3,380,080

		27,842,558
Industrials – 8.28%
Northrop Grumman	9,600	3,091,584
Raytheon	15,500	3,176,570
Waste Management	40,100	3,259,729

		9,527,883
Information Technology – 11.86%
CA	103,036	3,585,653
Cisco Systems	78,300	3,467,907
Intel	65,300	3,370,786
Oracle	70,600	3,224,302

		13,648,648

	Number of shares	Value (US $)
Common Stock (continued)
Materials – 2.89%
DowDuPont	52,514	$3,320,985

		3,320,985
Real Estate – 3.02%
Equity Residential	56,350	3,477,359

		3,477,359
Telecommunications – 5.75%
AT&T	95,800	3,132,660
Verizon Communications	70,600	3,484,110

		6,616,770

Utilities – 3.01%
Edison International	52,900	3,466,008

		3,466,008
Total Common Stock (cost $93,872,058)		111,807,636

	Principal amount°
Short-Term Investments – 2.66%
Discount Notes – 1.01%≠
Federal Home Loan Bank
0.00% 5/1/18	519,909	519,909
1.58% 5/4/18	239,765	239,731
1.62% 5/2/18	403,324	403,305

		1,162,945
Repurchase Agreements – 1.65%
Bank of America Merrill Lynch 1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $259,965 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $265,152)	259,953	259,953
Bank of Montreal 1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $779,892 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $795,455)	779,858	779,858

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Schedules of investments

Macquarie Investment Portfolios — Macquarie Large Cap Value Portfolio

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $854,605 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $871,657)	854,566	$854,566

		1,894,377

Total Short-Term Investments (cost $3,057,325)		3,057,322

Total Value of Securities – 99.83% (cost $96,929,383)		$114,864,958

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Security – 0.04%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.733% 9/26/33 ●	92,643	$98,736

Total Agency Asset-Backed Security (cost $91,894)		98,736

Agency Collateralized Mortgage Obligations – 6.30%
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 3.197% (LIBOR01M + 1.30%) 7/25/29 ●	60,579	61,086
Series 2017-C04 2M2 4.747% (LIBOR01M + 2.85%) 11/25/29 ●	370,000	387,652
Series 2018-C01 1M2 4.147% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 ●	135,000	138,164
Series 2018-C02 2M2 4.097% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	120,000	121,463
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	18,842	20,848
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	10,209	11,427
Series 2002-90 A2 6.50% 11/25/42	22,885	25,347
Series 2005-70 PA 5.50% 8/25/35	6,377	6,942
Series 2008-15 SB 4.703% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	18,136	2,992
Series 2010-129 SM 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/40 S●	111,152	14,837
Series 2011-118 DC 4.00% 11/25/41	237,905	240,483
Series 2012-44 IK 3.50% 12/25/31 S	38,644	4,135
Series 2012-98 DI 3.50% 9/25/27 S	257,334	26,352
Series 2012-98 IY 3.00% 9/25/27 S	118,362	10,980

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2012-122 SD 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 11/25/42 S●	149,978	$26,593
Series 2012-128 IC 3.00% 11/25/32 S	389,548	51,157
Series 2012-128 IY 3.00% 11/25/32 S	370,416	49,844
Series 2012-132 AI 3.00% 12/25/27 S	236,489	21,852
Series 2012-137 AI 3.00% 12/25/27 S	383,767	35,209
Series 2012-139 NS 4.803% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	70,450	15,573
Series 2012-144 EI 3.00% 1/25/28 S	128,838	11,275
Series 2012-144 PI 3.50% 6/25/42 S	73,788	9,983
Series 2012-146 IO 3.50% 1/25/43 S	342,143	68,834
Series 2012-149 IC 3.50% 1/25/28 S	255,963	27,404
Series 2013-1 YI 3.00% 2/25/33 S	308,084	41,393
Series 2013-2 CS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 2/25/43 S●	200,953	35,482
Series 2013-7 EI 3.00% 10/25/40 S	94,627	12,850
Series 2013-26 ID 3.00% 4/25/33 S	53,941	7,703
Series 2013-35 IB 3.00% 4/25/33 S	224,003	29,540
Series 2013-35 IG 3.00% 4/25/28 S	171,656	15,916
Series 2013-38 AI 3.00% 4/25/33 S	52,171	7,072
Series 2013-43 IX 4.00% 5/25/43 S	481,473	117,581
Series 2013-44 DI 3.00% 5/25/33 S	139,721	20,079
Series 2013-49 AI 3.00% 5/25/33 S	154,330	19,598
Series 2013-55 AI 3.00% 6/25/33 S	210,189	30,439
Series 2013-59 PY 2.50% 6/25/43	15,000	13,139

(continues)                                              13

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2013-67 AI 3.00% 7/25/28 S	321,266	$28,972
Series 2013-103 SK 4.023% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S●	252,981	49,718
Series 2014-68 BS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 11/25/44 S●	158,630	29,559
Series 2014-76 IO 3.50% 11/25/39 S	405,991	36,260
Series 2014-90 SA 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 1/25/45 S●	427,969	77,871
Series 2015-27 SA 4.553% (6.45% minus LIBOR01M, Cap 6.45%) 5/25/45 S●	61,389	12,098
Series 2015-40 GZ 3.50% 5/25/45	63,117	60,087
Series 2015-44 Z 3.00% 9/25/43	197,227	184,687
Series 2015-57 LI 3.50% 8/25/35 S	337,159	54,111
Series 2015-89 AZ 3.50% 12/25/45	20,674	19,289
Series 2015-95 SH 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/46 S●	162,844	30,744
Series 2016-20 DI 3.50% 4/25/31 S	1,587,833	210,680
Series 2016-33 DI 3.50% 6/25/36 S	290,232	43,859
Series 2016-40 ZC 3.00% 7/25/46	51,767	46,327
Series 2016-50 IB 3.00% 2/25/46 S	88,481	13,892
Series 2016-51 LI 3.00% 8/25/46 S	434,314	69,602
Series 2016-55 SK 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 8/25/46 S●	132,554	25,734
Series 2016-62 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	271,340	53,890

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2016-74 GS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	87,006	$18,847
Series 2016-79 JS 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 11/25/46 S●	281,675	57,407
Series 2016-85 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 11/25/46 S●	302,530	61,179
Series 2016-99 DI 3.50% 1/25/46 S	90,803	16,493
Series 2016-105 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	194,655	37,249
Series 2017-8 BZ 3.00% 2/25/47	155,725	136,313
Series 2017-8 SG 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 2/25/47 S●	252,641	48,882
Series 2017-11 EI 3.00% 3/25/42 S	248,022	39,377
Series 2017-12 JI 3.50% 5/25/40 S	80,981	12,053
Series 2017-16 SM 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	308,379	59,348
Series 2017-16 YT 3.00% 7/25/46	41,000	39,333
Series 2017-26 VZ 3.00% 4/25/47	147,718	129,806
Series 2017-40 GZ 3.50% 5/25/47	49,707	47,566
Series 2017-46 VG 3.50% 4/25/38	31,000	30,395
Series 2017-61 SB 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 8/25/47 S●	450,307	88,920
Series 2017-61 TB 3.00% 8/25/44	45,000	41,633
Series 2017-69 SG 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 9/25/47 S●	230,177	45,293
Series 2017-88 EI 3.00% 11/25/47 S	235,058	45,503

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2017-96 EZ 3.50% 12/25/47	90,306	$86,966
Series 2017-99 IE 3.00% 12/25/47 S	294,447	60,314
Series 2018-8 MU 3.00% 2/25/48	170,000	156,694
Series 2018-21 IO 3.00% 4/25/48 S	537,147	107,212
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	26,371	28,589
Series 2326 ZQ 6.50% 6/15/31	23,735	26,890
Series 3123 HT 5.00% 3/15/26	70,088	73,027
Series 3656 PM 5.00% 4/15/40	49,530	52,854
Series 4050 EI 4.00% 2/15/39 S	158,460	17,012
Series 4109 AI 3.00% 7/15/31 S	306,763	38,119
Series 4120 IK 3.00% 10/15/32 S	247,727	35,859
Series 4121 AI 3.50% 10/15/42 S	311,054	61,364
Series 4135 AI 3.50% 11/15/42 S	4,196,394	884,713
Series 4139 IP 3.50% 4/15/42 S	73,023	9,583
Series 4142 IO 3.00% 12/15/27 S	136,284	12,491
Series 4145 LI 3.00% 12/15/27 S	640,925	59,970
Series 4146 AI 3.00% 12/15/27 S	157,026	13,792
Series 4146 IA 3.50% 12/15/32 S	127,082	20,098
Series 4150 IO 3.50% 1/15/43 S	352,947	73,226
Series 4159 KS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 1/15/43 S●	116,055	22,747
Series 4161 IM 3.50% 2/15/43 S	60,178	13,729
Series 4161 UI 2.50% 2/15/28 S	109,480	8,313
Series 4181 DI 2.50% 3/15/33 S	82,550	10,303

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs Series 4184 GS 4.223% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	140,009	$27,095
Series 4185 LI 3.00% 3/15/33 S	55,046	8,075
Series 4186 IB 3.00% 3/15/33 S	183,996	24,183
Series 4186 JI 3.00% 3/15/33 S	256,622	30,925
Series 4188 JI 3.00% 4/15/33 S	257,493	30,274
Series 4191 CI 3.00% 4/15/33 S	56,265	8,076
Series 4218 AI 3.00% 6/15/33 S	214,296	29,466
Series 4328 EI 2.50% 12/15/27 S	1,296,033	83,470
Series 4435 DY 3.00% 2/15/35	157,000	151,861
Series 4457 KZ 3.00% 4/15/45	131,286	118,131
Series 4464 DA 2.50% 1/15/43	28,296	25,495
Series 4494 SA 4.283% (6.18% minus LIBOR01M, Cap 6.18%) 7/15/45 S●	66,510	12,467
Series 4543 HI 3.00% 4/15/44 S	78,961	12,691
Series 4546 AI 3.50% 1/15/31 S	360,174	44,397
Series 4581 LI 3.00% 5/15/36 S	73,101	10,267
Series 4592 WT 5.50% 6/15/46	240,187	261,211
Series 4594 SG 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 6/15/46 S●	394,902	83,687
Series 4614 HB 2.50% 9/15/46	78,000	68,425
Series 4618 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	91,082	20,028
Series 4623 LZ 2.50% 10/15/46	68,519	56,040
Series 4623 MS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S●	89,603	19,352

(continues)                                              15

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs Series 4623 MW 2.50% 10/15/46	80,000	$70,812
Series 4625 BI 3.50% 6/15/46 S	284,747	60,362
Series 4625 PZ 3.00% 6/15/46	40,793	36,389
Series 4627 PI 3.50% 5/15/44 S	343,667	50,379
Series 4631 GS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/46 S●	298,989	52,816
Series 4631 LJ 3.00% 3/15/41	26,000	24,727
Series 4636 NZ 3.00% 12/15/46	90,546	80,286
Series 4640 LB 3.00% 9/15/43	295,000	278,818
Series 4648 MZ 3.00% 6/15/46	15,572	14,036
Series 4648 SA 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	218,229	45,230
Series 4650 JE 3.00% 7/15/46	16,000	14,964
Series 4655 WI 3.50% 8/15/43 S	89,637	12,495
Series 4657 PS 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S●	174,171	33,681
Series 4663 AI 3.00% 3/15/42 S	158,689	22,084
Series 4663 HZ 3.50% 3/15/47	1,057,282	1,009,150
Series 4673 WI 3.50% 9/15/43 S	700,098	108,851
Series 4676 KZ 2.50% 7/15/45	51,264	42,029
Series 4700 WI 3.50% 1/15/44 S	139,834	23,844
Series 4703 CI 3.50% 7/15/42 S	254,083	35,338
Freddie Mac Strips Series 267 S5 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 8/15/42 S●	170,071	29,817
Series 299 S1 4.103% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/43 S●	131,970	22,289

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Strips Series 304 C30 2.50% 12/15/27 S	791,820	$62,271
Series 304 C31 3.00% 12/15/27 S	281,793	24,768
Series 304 C38 3.50% 12/15/27 S	149,181	13,877
Series 326 S2 4.053% (5.95% minus LIBOR01M, Cap 5.95%) 3/15/44 S●	156,600	25,954
Series 350 S5 1.389% 9/15/40 S●	140,202	7,970
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.147% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	250,000	270,597
Series 2017-DNA3 M2 4.397% (LIBOR01M + 2.50%) 3/25/30 ●	500,000	518,594
Series 2017-HQA3 M2 4.247% (LIBOR01M + 2.35%) 4/25/30 ●	500,000	512,237
Series 2018-DNA1 M2 3.697% (LIBOR01M + 1.80%) 7/25/30 ●	200,000	199,099
Series 2018-HQA1 M2 4.197% (LIBOR01M + 2.30%) 9/25/30 ●	80,000	81,179
GNMA Series 2010-113 KE 4.50% 9/20/40	125,000	131,763
Series 2011-157 SG 4.703% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	233,928	46,582
Series 2012-108 KI 4.00% 8/16/42 S	436,231	82,322
Series 2012-136 MX 2.00% 11/20/42	30,000	25,614
Series 2013-113 AZ 3.00% 8/20/43	278,318	263,777
Series 2013-113 LY 3.00% 5/20/43	22,000	21,267
Series 2015-64 GZ 2.00% 5/20/45	81,621	61,386
Series 2015-74 CI 3.00% 10/16/39 S	154,952	21,326

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2015-76 MZ 3.00% 5/20/45	87,306	$82,517
Series 2015-111 IH 3.50% 8/20/45 S	319,645	46,248
Series 2015-127 LM 3.00% 9/20/45	28,000	25,641
Series 2015-133 AL 3.00% 5/20/45	208,000	199,571
Series 2015-142 AI 4.00% 2/20/44 S	48,642	6,663
Series 2016-75 JI 3.00% 9/20/43 S	821,989	121,781
Series 2016-89 QS 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	145,868	29,901
Series 2016-108 SK 4.153% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S●	233,818	45,363
Series 2016-111 PB 2.50% 8/20/46	74,000	64,339
Series 2016-115 SA 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 8/20/46 S●	456,498	87,030
Series 2016-116 GI 3.50% 11/20/44 S	282,190	49,968
Series 2016-118 DI 3.50% 3/20/43 S	320,116	50,088
Series 2016-120 AS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	246,309	54,700
Series 2016-120 NS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	334,918	66,836
Series 2016-121 JS 4.203% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	241,215	48,184
Series 2016-134 MW 3.00% 10/20/46	13,000	12,576
Series 2016-149 GI 4.00% 11/20/46 S	91,396	21,044
Series 2016-156 PB 2.00% 11/20/46	47,000	36,667
Series 2016-160 GI 3.50% 11/20/46 S	195,606	46,023
Series 2016-160 IE 3.00% 6/20/46 S	846,070	136,073

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2016-161 MI 3.00% 3/20/46 S	136,662	$20,727
Series 2016-161 PI 3.50% 6/20/46 S	1,609,939	284,499
Series 2016-163 MI 3.50% 11/20/46 S	146,576	19,343
Series 2016-163 XI 3.00% 10/20/46 S	222,626	33,751
Series 2016-171 IO 3.00% 7/20/44 S	477,494	66,560
Series 2016-171 IP 3.00% 3/20/46 S	94,630	15,237
Series 2016-172 IO 3.00% 4/20/46 S	163,283	24,541
Series 2017-10 KZ 3.00% 1/20/47	15,572	14,022
Series 2017-11 IM 3.00% 5/20/42 S	750,651	100,088
Series 2017-25 CZ 3.50% 2/20/47	66,663	65,031
Series 2017-25 WZ 3.00% 2/20/47	50,743	47,167
Series 2017-56 QS 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 4/20/47 S●	275,803	51,117
Series 2017-68 SB 4.253% (6.15% minus LIBOR01M, Cap 6.15%) 5/20/47 S●	213,571	36,589
Series 2017-80 AS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 5/20/47 S●	311,063	59,040
Series 2017-91 SM 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 6/20/47 S●	189,213	36,767
Series 2017-101 AI 4.00% 7/20/47 S	134,020	26,553
Series 2017-101 KS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	212,303	39,894
Series 2017-101 SK 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 7/20/47 S●	535,253	100,349
Series 2017-101 TI 4.00% 3/20/44 S	199,655	32,744
Series 2017-117 SD 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S●	182,400	35,519

(continues)                                              17

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2017-120 QS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 8/20/47 S●	254,798	$50,995
Series 2017-130 YJ 2.50% 8/20/47	40,000	35,484
Series 2017-134 ES 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	342,360	63,050
Series 2017-137 CZ 3.00% 9/20/47	204,544	193,578
Series 2017-137 IO 3.00% 6/20/45 S	381,932	63,402
Series 2017-141 IA 3.00% 3/20/46 S	1,459,597	225,530
Series 2017-141 JS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	213,607	42,943
Series 2017-144 EI 3.00% 12/20/44 S	358,116	57,327
Series 2017-156 LP 2.50% 10/20/47	27,000	23,070
Series 2017-163 HS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	602,508	109,492
Series 2017-164 IG 3.50% 4/20/44 S	650,384	80,730
Series 2017-170 SQ 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	1,062,505	167,339
Series 2017-174 HI 3.00% 7/20/45 S	319,118	54,254
Series 2017-184 AL 3.00% 6/20/47	79,000	76,693
Series 2018-1 SA 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	302,115	55,420
Series 2018-1 ST 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	625,254	122,552
Series 2018-11 AI 3.00% 1/20/46 S	213,059	37,770
Series 2018-24 HZ 3.00% 2/20/48	26,130	23,309
Series 2018-34 TY 3.50% 3/20/48	45,000	42,953

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA Series 2018-37 SA 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	214,407	$41,147
Series 2018-46 AS 4.303% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	741,808	152,429
Series 2018-63 BZ 3.00% 4/20/48 =	111,000	95,044

Total Agency Collateralized Mortgage Obligations (cost $15,531,533)		15,337,924

Agency Commercial Mortgage-Backed Securities – 1.95%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K057 A2 2.57% 7/25/26 t	275,000	259,936
Series K058 A2 2.653% 8/25/26 t	1,000,000	948,922
Series KS03 A4 3.161% 5/25/25 t ●	130,000	128,147
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.686% 4/25/20 #●	95,000	99,023
Series 2010-K8 B 144A 5.444% 9/25/43 #●	1,000,000	1,041,406
Series 2011-K11 B 144A 4.573% 12/25/48 #●	730,000	750,049
Series 2011-K12 B 144A 4.493% 1/25/46 #●	95,000	97,478
Series 2011-K14 B 144A 5.341% 2/25/47 #●	50,000	52,593
Series 2011-K15 B 144A 5.116% 8/25/44 #●	150,000	157,272
Series 2011-K704 B 144A 4.649% 10/25/30 #●	70,000	70,111
Series 2012-K22 B 144A 3.811% 8/25/45 #●	60,000	60,089
Series 2013-K33 B 144A 3.616% 8/25/46 #●	115,000	113,624
Series 2013-K712 B 144A 3.477% 5/25/45 #●	140,000	140,442
Series 2013-K713 B 144A 3.272% 4/25/46 #●	35,000	34,990
Series 2013-K713 C 144A 3.272% 4/25/46 #●	135,000	134,315
Series 2014-K717 B 144A 3.753% 11/25/47 #●	90,000	90,509

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2016-K53 B 144A 4.156% 3/25/49 #●	15,000	$14,840
Series 2016-K722 B 144A 3.966% 7/25/49 #●	370,000	370,029
Series 2016-K723 B 144A 3.704% 11/25/23 #●	120,000	118,260
Series 2017-K71 B 144A 3.882% 11/25/50 #●	80,000	76,270

Total Agency Commercial Mortgage-Backed Securities (cost $4,808,896)		4,758,305

Agency Mortgage-Backed Securities – 8.55%
Fannie Mae
3.00% 10/1/47	719,634	689,992
3.00% 2/1/57	257,467	246,133
Fannie Mae ARM
2.528%(LIBOR12M + 1.608%, Cap 7.528%) 12/1/46 ●	168,710	164,361
2.903%(LIBOR12M + 1.60%, Cap 7.903%) 7/1/45 ●	26,936	26,708
2.941%(LIBOR12M + 1.557%, Cap 7.936%) 12/1/45 ●	36,610	36,487
2.958%(LIBOR12M + 1.609%, Cap 7.958%) 4/1/46 ●	19,284	19,135
3.042%(LIBOR12M + 1.559%, Cap 8.049%) 4/1/44 ●	76,652	76,538
3.202%(LIBOR12M + 1.548%, Cap 8.202%) 4/1/44 ●	29,776	29,876
3.213%(LIBOR12M + 1.524%, Cap 8.181%) 3/1/44 ●	36,880	37,058
3.284%(LIBOR12M + 1.509%, Cap 9.555%) 8/1/34 ●	16,877	17,612
Fannie Mae FHAVA
4.50% 7/1/40	60,266	62,782
Fannie Mae S.F. 30 yr
4.50% 11/1/39	49,666	52,374
4.50% 6/1/40	55,932	58,941
4.50% 8/1/40	14,428	15,161
4.50% 8/1/41	65,669	69,259

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 10/1/43	1,455,388	$1,533,541
4.50% 10/1/44	31,288	32,891
4.50% 3/1/46	23,447	24,649
4.50% 5/1/46	661,308	693,646
4.50% 7/1/46	260,047	272,366
4.50% 8/1/47	1,422,549	1,484,979
5.00% 12/1/35	225,266	243,304
5.00% 1/1/40	712,309	769,870
5.00% 6/1/44	174,763	188,726
5.00% 7/1/47	207,589	220,852
5.50% 6/1/39	36,265	39,666
5.50% 7/1/40	112,619	123,169
5.50% 6/1/41	98,429	107,983
5.50% 9/1/41	70,585	78,865
5.50% 5/1/44	3,101,032	3,397,654
6.00% 9/1/36	17,443	19,807
6.00% 12/1/36	1,816	2,027
6.00% 6/1/37	1,006	1,126
6.00% 7/1/37	755	840
6.00% 10/1/38	15,112	16,834
6.00% 11/1/38	4,339	4,862
6.00% 10/1/39	123,646	138,539
6.00% 11/1/40	2,986	3,349
6.00% 7/1/41	591,185	656,479
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/48	946,000	911,707
3.00% 5/1/48	185,000	178,082
4.50% 5/1/48	3,129,000	3,257,093
5.00% 5/1/48	305,000	323,693
Freddie Mac ARM
2.559%(LIBOR12M + 1.63%, Cap 7.559%) 10/1/46 ●	55,912	54,527
2.918%(LIBOR12M + 1.63%, Cap 7.919%) 10/1/45 ●	49,262	48,807
2.919%(LIBOR12M + 1.611%, Cap 7.92%) 11/1/44 ●	15,082	15,128
2.97%(LIBOR12M + 1.62%, Cap 7.97%) 11/1/45 ●	46,562	46,244
3.116%(LIBOR12M + 1.62%, Cap 8.117%) 3/1/46 ●	80,002	79,633
Freddie Mac S.F. 30 yr
4.50% 4/1/39	7,832	8,215
4.50% 5/1/40	293,960	308,819
4.50% 3/1/42	58,864	61,935

(continues)                                              19

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 7/1/42	76,110	$80,075
4.50% 8/1/42	1,924,555	2,024,666
4.50% 12/1/43	50,841	53,254
4.50% 8/1/44	100,702	105,416
4.50% 11/1/45	357,708	372,896
5.00% 6/1/36	75,458	80,826
5.00% 5/1/41	58,566	62,965
5.00% 4/1/44	69,812	74,964
5.00% 12/1/44	135,583	145,741
5.50% 3/1/34	2,253	2,468
5.50% 12/1/34	1,979	2,168
5.50% 11/1/35	3,651	3,998
5.50% 12/1/35	1,998	2,188
5.50% 11/1/36	2,431	2,663
5.50% 9/1/37	3,775	4,123
5.50% 1/1/39	15,722	17,141
5.50% 4/1/40	45,673	49,927
5.50% 6/1/41	170,056	185,398
6.00% 8/1/38	9,698	10,844
6.00% 5/1/40	53,853	59,996
6.00% 7/1/40	23,593	26,298
GNMA I S.F. 30 yr
5.50% 2/15/41	32,010	34,798
7.00% 12/15/34	88,719	100,429
GNMA II S.F. 30 yr
5.00% 9/20/46	77,079	82,163
5.50% 5/20/37	20,657	22,087
6.00% 2/20/39	21,052	23,028
6.00% 10/20/39	88,565	96,760
6.00% 2/20/40	94,016	103,338
6.00% 4/20/46	27,593	30,274

Total Agency Mortgage-Backed Securities (cost $21,234,838)		20,813,216

Collateralized Debt Obligations – 4.93%
AMMC CLO 21 Series 2017-21A A 144A 3.613% (LIBOR03M + 1.25%)11/2/30 #●	250,000	252,419
AMMC CLO 22 Series 2018-22A A 144A 3.37% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #●	250,000	249,868

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Apex Credit CLO 2017 Series 2017-1A A1 144A 3.829% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	295,000	$296,640
Apex Credit CLO 2018 Series 2018-1A A2 144A 3.325% (LIBOR03M + 1.03%) 4/25/31 #●	1,800,000	1,799,055
Atlas Senior Loan Fund X Series 2018-10A A 144A 3.438% (LIBOR03M + 1.09%) 1/15/31 #●	350,000	350,113
Battalion CLO Series 2018-12A A1 144A 5.042% (LIBOR03M + 1.07%) 5/17/31 #●	700,000	700,000
Benefit Street Partners CLO IV Series 2014-IVA A1R 144A 3.849% (LIBOR03M + 1.49%) 1/20/29 #●	500,000	502,427
BlueMountain CLO Series 2015-2A A1 144A 3.785% (LIBOR03M + 1.43%, Floor 1.43%) 7/18/27 #●	250,000	250,415
Cedar Funding VI CLO Series 2016-6A A1 144A 3.215% (LIBOR03M + 1.47%) 10/20/28 #●	250,000	250,847
CFIP CLO Series 2017-1A A 144A 3.575% (LIBOR03M + 1.22%) 1/18/30 #●	500,000	503,289
ECP CLO Series 2015-7A A1R 144A 3.499% (LIBOR03M + 1.14%) 4/22/30 #●	700,000	700,314
Galaxy XXI CLO Series 2015-21A AR 144A 3.379% (LIBOR03M + 1.02%) 4/20/31 #●	250,000	250,113
GoldenTree Loan Management US CLO 1 Series 2017-1A A 144A 3.579% (LIBOR03M + 1.22%) 4/20/29 #●	250,000	251,373
Mariner CLO 5 Series 2018-5A A 144A 3.324% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	400,000	400,160

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Midocean Credit CLO VIII Series 2018-8A A1 144A 3.036% (LIBOR03M + 1.15%) 2/20/31 #●	250,000	$250,687
MP CLO IV Series 2013-2A ARR 144A 3.64% (LIBOR03M + 1.28%) 7/25/29 #●	250,000	250,329
Northwoods Capital XV Series 2017-15A A 144A 3.502% (LIBOR03M + 1.30%) 6/20/29 #●	250,000	251,672
Northwoods Capital XVII Series 2018-17A A 144A 3.308% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	400,000	400,160
Oaktree CLO Series 2014-1A A1R 144A 3.11% (LIBOR03M + 1.29%) 5/13/29 #●	350,000	352,658
OCP CLO Series 2017-13A A1A 144A 3.608% (LIBOR03M + 1.26%) 7/15/30 #●	250,000	252,314
Octagon Investment Partners XV CLO Series 2013-1A A1AR 144A 3.565% (LIBOR03M + 1.21%) 7/19/30 #●	250,000	250,954
OZLM XVIII Series 2018-18A A 144A 3.35% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/31 #●	350,000	349,811
Saranac CLO VII Series 2014-2A A1AR 144A 3.115% (LIBOR03M + 1.23%) 11/20/29 #●	250,000	251,773
Shackleton CLO Series 2013-3A AR 144A 2.842% (LIBOR03M + 1.12%, Floor 1.12%) 7/15/30 #●	250,000	250,575
Sounds Point CLO IV-R Series 2013-3RA A 144A 3.651% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #●	700,000	700,000

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Steele Creek CLO Series 2017-1A A 144A 2.884% (LIBOR03M + 1.25%) 1/15/30 #●	250,000	$250,486
TIAA CLO II Series 2017-1A A 144A 3.639% (LIBOR03M + 1.28%) 4/20/29 #●	250,000	251,276
Venture 31 CLO Series 2018-31A A1 144A 3.342% (LIBOR03M + 1.03%, Floor 1.03%) 4/20/31 #●	400,000	399,783
Venture CDO Series 2016-25A A1 144A 3.849% (LIBOR03M + 1.49%) 4/20/29 #●	100,000	100,519
Venture XXII CLO Series 2015-22A AR 144A 3.428% (LIBOR03M + 1.08%) 1/15/31 #●	250,000	250,081
Venture XXIV CLO Series 2016-24A A1D 144A 3.779% (LIBOR03M + 1.42%) 10/20/28 #●	195,000	195,373
Venture XXVIII CLO Series 2017-28A A2 144A 3.469% (LIBOR03M + 1.11%) 7/20/30 #●	250,000	250,235

Total Collateralized Debt Obligations (cost $11,986,638)		12,015,719

Convertible Bonds – 3.78%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	400,000	507,920
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	520,000	586,270
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	600,000	589,555
Blackstone Mortgage Trust 5.25% exercise price $27.36, maturity date 12/1/18	40,000	44,778

(continues)                                              21

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Booking Holdings 0.35% exercise price $1,315.10, maturity date 6/15/20	400,000	$669,776
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	780,000	803,500
Ciena 3.75% exercise price $20.17, maturity date 10/15/18	7,000	9,159
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	450,000	409,509
Empire State Realty OP 144A 2.625% exercise price $19.32, maturity date 8/15/19 #	400,000	413,200
GAIN Capital Holdings 144A 5.00% exercise price $8.20, maturity date 8/15/22 #	58,000	70,561
Insulet 1.25% exercise price $58.37, maturity date 9/15/21	500,000	772,813
Insulet 144A 1.375% exercise price $93.18, maturity date 11/15/24 #	250,000	283,437
Kaman 144A 3.25% exercise price $65.26, maturity date 5/1/24 #	121,000	136,290
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	80,000	84,080
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	540,000	502,085
Microchip Technology 1.625% exercise price $98.85, maturity date 2/15/27	360,000	406,908
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	530,000	686,612
Pacira Pharmaceuticals 2.375% exercise price $66.89, maturity date 4/1/22	615,000	580,783
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	125,000	125,738

	Principal amount°	Value (US $)
Convertible Bonds (continued)
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	125,000	$134,359
RPM International 2.25% exercise price $52.19, maturity date 12/15/20	25,000	28,344
Synaptics 144A 0.50% exercise price $73.02, maturity date 6/15/22 #	500,000	468,299
Team 144A 5.00% exercise price $21.70, maturity date 8/1/23 #	400,000	433,120
Vector Group 2.50% exercise price $14.50, maturity date 1/15/19 ●	285,000	387,743
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	70,000	68,138

Total Convertible Bonds (cost $9,130,936)		9,202,977

Corporate Bonds – 40.57%
Banking – 9.75%
Akbank Turk 144A 7.20% 3/16/27 #µ	200,000	203,886
Ally Financial 5.75% 11/20/25	585,000	605,475
Banco Santander
3.848% 4/12/23	600,000	595,891
4.379% 4/12/28	200,000	197,869
Banco Santander Mexico 144A
4.125% 11/9/22 #	150,000	149,813
Bancolombia
4.875% 10/18/27 µ	200,000	192,750
Bank of America
3.97% 3/5/29 µ	55,000	54,016
4.183% 11/25/27	680,000	661,195
5.625% 7/1/20	120,000	126,397
Bank of Montreal 3.803% 12/15/32 µ	700,000	660,212
Bank of New York Mellon
2.20% 3/4/19	460,000	459,075
2.95% 1/29/23	115,000	112,755
4.625%µY	200,000	193,500
Barclays 8.25%µY	400,000	411,854
BOC Aviation 144A 2.375% 9/15/21 #	200,000	191,336
Branch Banking & Trust 2.85% 4/1/21	500,000	494,513

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup 2.985% (LIBOR03M +1.10%) 5/17/24 ●	95,000	$96,682
Citizens Bank
2.55% 5/13/21	250,000	244,729
3.70% 3/29/23	750,000	749,714
Citizens Financial Group
4.30% 12/3/25	115,000	114,877
Compass Bank
2.875% 6/29/22	250,000	240,837
3.875% 4/10/25	250,000	242,589
Credit Suisse Group
144A 3.869% 1/12/29 #µ	455,000	432,175
144A 6.25%#µY	200,000	205,279
Development Bank of Japan 144A
2.625% 9/1/27 #	200,000	189,058
Fifth Third Bancorp
2.60% 6/15/22	50,000	48,345
2.875% 7/27/20	180,000	179,353
3.95% 3/14/28	210,000	208,214
Fifth Third Bank
2.30% 3/15/19	330,000	329,292
3.85% 3/15/26	250,000	245,225
Goldman Sachs Group
4.223% 5/1/29 µ	245,000	242,629
4.411% 4/23/39 µ	125,000	121,934
5.15% 5/22/45	55,000	56,944
6.00% 6/15/20	775,000	819,898
HSBC Holdings 6.50%µY	215,000	218,763
Huntington Bancshares
2.30% 1/14/22	160,000	153,896
Huntington National Bank
2.50% 8/7/22	250,000	240,242
JPMorgan Chase & Co.
3.559% 4/23/24 µ	35,000	34,809
3.897% 1/23/49 µ	135,000	121,687
4.005% 4/23/29 µ	500,000	491,177
4.35% 8/15/21	105,000	108,541
6.75%µY	205,000	222,937
KeyBank
2.40% 6/9/22	250,000	240,830
3.375% 3/7/23	980,000	977,674
3.40% 5/20/26	300,000	285,822
Lloyds Banking Group
3.574% 11/7/28 µ	395,000	368,260
7.50%µY	200,000	216,300
Manufacturers & Traders Trust
2.50% 5/18/22	500,000	482,491

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
3.737% 4/24/24 µ		115,000	$114,939
3.772% 1/24/29 µ		1,035,000	994,827
4.375% 1/22/47		145,000	140,853
4.457% 4/22/39 µ		20,000	19,680
5.00% 11/24/25		360,000	373,641
5.50% 1/26/20		335,000	348,671
Nationwide Building Society 144A
4.125% 10/18/32 #µ		500,000	469,233
Northern Trust
3.375% 5/8/32 µ		55,000	51,686
PNC Bank
2.00% 5/19/20		250,000	245,049
2.70% 11/1/22		250,000	240,327
PNC Financial Services Group
5.00%µY		160,000	158,400
Popular 7.00% 7/1/19		315,000	322,088
Regions Financial
2.75% 8/14/22		75,000	72,374
Royal Bank of Scotland Group
8.625%µY		400,000	439,000
Santander UK 144A
5.00% 11/7/23 #		670,000	689,333
Santander UK Group Holdings
3.823% 11/3/28 µ		255,000	239,448
State Street
3.10% 5/15/23		65,000	64,033
3.30% 12/16/24		105,000	103,342
SunTrust Bank
2.45% 8/1/22		115,000	110,508
3.00% 2/2/23		225,000	220,136
3.30% 5/15/26		200,000	189,441
SunTrust Banks
2.70% 1/27/22		55,000	53,574
4.00% 5/1/25		200,000	200,916
5.05%µY		45,000	44,496
SVB Financial Group
3.50% 1/29/25		120,000	116,239
Swiss Insured Brazil Power Finance 144A
9.85% 7/16/32 #	BRL	600,000	175,554
Turkiye Garanti Bankasi 144A
5.25% 9/13/22 #		200,000	198,427
UBS Group 6.875%µY		530,000	558,448
UBS Group Funding Switzerland
144A 2.859% 8/15/23 #µ		600,000	575,420
144A 3.491% 5/23/23 #		200,000	196,624

(continues)                                              23

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.375% 7/22/26	335,000	$300,455
2.625% 1/24/22	40,000	39,209
3.10% 4/27/26	140,000	131,759
3.15% 4/27/27	390,000	369,813
3.60% 9/11/24	40,000	39,688
3.90% 4/26/28	215,000	215,629
USB Capital IX 3.50% (LIBOR03M + 1.02%)Y●	355,000	322,589
Wells Fargo Capital X 5.95% 12/15/36	55,000	59,675
Westpac Banking 5.00%µY	50,000	45,601
Woori Bank 144A
4.75% 4/30/24 #	200,000	202,447
Zions Bancorporation
4.50% 6/13/23	55,000	55,566

		23,750,878

Basic Industry – 3.52%
Anglo American Capital
144A 4.75% 4/10/27 #	220,000	219,996
144A 4.875% 5/14/25 #	620,000	629,075
Barrick North America Finance
5.75% 5/1/43	690,000	790,195
BHP Billiton Finance
USA 144A
6.25% 10/19/75 #µ	400,000	419,800
Braskem Netherlands
Finance 144A
4.50% 1/10/28 #	200,000	187,750
Chemours 5.375% 5/15/27	220,000	218,350
CK Hutchison International
17 144A 2.875% 4/5/22 #	200,000	194,599
CSN Resources 144A
7.625% 2/13/23 #	200,000	191,500
Cydsa 144A
6.25% 10/4/27 #	200,000	193,250
Dow Chemical
8.55% 5/15/19	549,000	581,489
Equate Petrochemical 144A
3.00% 3/3/22 #	200,000	191,500
FMG Resources August
2006 144A
5.125% 5/15/24 #	500,000	495,625
Freeport-McMoRan
4.55% 11/14/24	375,000	363,750
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	14,899
8.00% 1/15/24	310,000	379,778

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals 144A
7.625% 1/15/25 #	155,000	$164,929
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	310,000	344,100
Mexichem 144A
5.50% 1/15/48 #	200,000	182,750
Nexa Resources 144A
5.375% 5/4/27 #	200,000	201,000
NOVA Chemicals
144A 5.00% 5/1/25 #	55,000	53,075
144A 5.25% 6/1/27 #	305,000	294,325
Novolipetsk Steel Via Steel
Funding DAC 144A
4.00% 9/21/24 #	295,000	275,315
Nucor 3.95% 5/1/28	160,000	159,671
OCP 144A 4.50% 10/22/25 #	200,000	192,639
Olin 5.125% 9/15/27	345,000	338,963
Petkim Petrokimya Holding 144A
5.875% 1/26/23 #	200,000	192,064
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	192,750
Syngenta Finance
144A 3.933% 4/23/21 #	375,000	374,864
144A 4.441% 4/24/23 #	200,000	199,481
Vedanta Resources 144A
6.375% 7/30/22 #	200,000	201,740
WestRock 144A
3.00% 9/15/24 #	75,000	71,005
WR Grace & Co. 144A
5.625% 10/1/24 #	63,000	65,284

		8,575,511

Brokerage – 0.45%
Charles Schwab
3.20% 1/25/28	75,000	71,020
5.00%µY	65,000	63,375
E*TRADE Financial
3.80% 8/24/27	205,000	196,377
5.875%µY	160,000	164,000
Jefferies Group
4.15% 1/23/30	135,000	123,963
6.45% 6/8/27	30,000	33,178
6.50% 1/20/43	110,000	117,553
Lazard Group
3.625% 3/1/27	10,000	9,455
3.75% 2/13/25	125,000	120,955

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
NFP 144A 6.875% 7/15/25 #	200,000	$197,000

		1,096,876

Capital Goods – 2.24%
3M 2.875% 10/15/27	155,000	146,728
Allegion US Holding
3.20% 10/1/24	80,000	76,400
3.55% 10/1/27	432,000	402,728
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	345,000	349,744
Ball 5.25% 7/1/25	330,000	341,137
Beacon Roofing Supply 144A
4.875% 11/1/25 #	500,000	475,000
Boise Cascade 144A
5.625% 9/1/24 #	500,000	508,750
CCL Industries 144A
3.25% 10/1/26 #	95,000	87,228
Crane 4.45% 12/15/23	95,000	98,468
Eaton 3.103% 9/15/27	15,000	13,942
General Electric
2.10% 12/11/19	130,000	128,133
5.55% 5/4/20	10,000	10,476
6.00% 8/7/19	90,000	93,437
Grupo Cementos de Chihuahua 144A
5.25% 6/23/24 #	200,000	198,500
Lennox International
3.00% 11/15/23	100,000	95,801
Martin Marietta Materials
4.25% 12/15/47	320,000	288,935
Northrop Grumman
2.55% 10/15/22	460,000	443,579
3.25% 8/1/23	25,000	24,675
Nvent Finance 144A
4.55% 4/15/28 #	775,000	764,855
Parker-Hannifin
3.30% 11/21/24	10,000	9,906
Rockwell Collins
3.20% 3/15/24	95,000	91,355
Standard Industries 144A
5.00% 2/15/27 #	400,000	383,000
United Rentals North America
5.875% 9/15/26	400,000	418,500

		5,451,277

Communications – 4.17%
AMC Networks
4.75% 8/1/25	225,000	213,210

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
American Tower
3.60% 1/15/28	335,000	$313,151
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	117,609
AT&T
3.40% 8/14/24	105,000	106,108
3.90% 8/14/27	130,000	131,394
144A 4.30% 2/15/30 #	160,000	155,026
4.90% 8/14/37	370,000	374,565
144A 5.15% 11/15/46 #	335,000	331,342
5.25% 3/1/37	95,000	96,929
CCO Holdings 144A
5.125% 5/1/27 #	500,000	469,735
Charter Communications Operating
5.375% 4/1/38	105,000	103,132
5.75% 4/1/48	70,000	69,781
Crown Castle International
3.80% 2/15/28	495,000	470,581
5.25% 1/15/23	150,000	158,361
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	283,889
CSC Holdings 144A
5.50% 4/15/27 #	200,000	192,460
Deutsche Telekom International Finance 144A
2.485% 9/19/23 #	505,000	476,337
Discovery Communications
5.20% 9/20/47	525,000	515,355
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	100,000	98,606
Level 3 Financing
5.375% 5/1/25	485,000	478,792
Myriad International Holdings 144A
4.85% 7/6/27 #	200,000	201,470
SBA Tower Trust 144A
2.898% 10/8/19 #	60,000	60,009
Sirius XM Radio 144A
5.375% 4/15/25 #	330,000	329,175
Sprint 7.875% 9/15/23	443,000	476,225
Sprint Spectrum 144A
4.738% 3/20/25 #	220,000	222,750
Telecom Italia 144A
5.303% 5/30/24 #	200,000	204,450
Telefonica Emisiones
4.895% 3/6/48	485,000	481,407
Time Warner Cable
7.30% 7/1/38	360,000	428,925

(continues)                                              25

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Time Warner Entertainment
8.375% 3/15/23	185,000	$218,044
VEON Holdings 144A
4.95% 6/16/24 #	200,000	190,258
Verizon Communications
4.125% 8/15/46	230,000	201,884
4.50% 8/10/33	985,000	968,212
Viacom 4.375% 3/15/43	315,000	279,489
Virgin Media Secured Finance 144A
5.50% 8/15/26 #	400,000	386,000
Zayo Group 144A
5.75% 1/15/27 #	345,000	343,275

		10,147,936

Consumer Cyclical – 2.74%
Atento Luxco 1 144A
6.125% 8/10/22 #	75,000	75,311
BMW US Capital
144A 3.10% 4/12/21 #	215,000	214,298
144A 3.45% 4/12/23 #	135,000	134,088
Boyd Gaming
6.375% 4/1/26	320,000	335,830
Daimler Finance North America 144A
3.35% 2/22/23 #	315,000	310,807
Dollar Tree
3.70% 5/15/23	200,000	198,302
4.00% 5/15/25	280,000	277,545
4.20% 5/15/28	240,000	236,292
Ford Motor Credit
2.24% 6/15/18	465,000	464,971
4.14% 2/15/23	200,000	200,000
General Motors
6.75% 4/1/46	40,000	45,549
General Motors Financial
3.55% 4/9/21	150,000	149,875
4.35% 4/9/25	100,000	99,228
5.25% 3/1/26	465,000	484,167
GLP Capital 5.375% 4/15/26	250,000	252,500
Goodyear Tire & Rubber
5.00% 5/31/26	330,000	315,563
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	74,655
144A 3.00% 3/18/21 #	120,000	117,861
JD.com 3.125% 4/29/21	200,000	195,508
Lowe’s 4.05% 5/3/47	25,000	24,003
Marriott International
4.50% 10/1/34	20,000	20,047

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
MGM Resorts International
4.625% 9/1/26	500,000	$475,625
Murphy Oil USA
6.00% 8/15/23	190,000	196,887
Penn National Gaming 144A
5.625% 1/15/27 #	400,000	384,000
Penske Automotive Group
5.50% 5/15/26	350,000	340,375
PulteGroup 5.00% 1/15/27	170,000	166,218
Royal Caribbean Cruises
3.70% 3/15/28	380,000	358,773
Scientific Games International
10.00% 12/1/22	350,000	378,441
Toyota Motor Credit
2.80% 7/13/22	140,000	137,753

		6,664,472

Consumer Non-Cyclical – 4.35%
Abbott Laboratories
2.80% 9/15/20	475,000	472,242
Anheuser-Busch InBev Finance
3.30% 2/1/23	140,000	139,029
3.65% 2/1/26	295,000	288,494
BAT Capital 144A
3.222% 8/15/24 #	730,000	693,781
Becton Dickinson and Co.
3.363% 6/6/24	905,000	871,564
Boston Scientific
4.00% 3/1/28	690,000	683,630
Campbell Soup
3.30% 3/15/21	90,000	90,140
3.65% 3/15/23	560,000	556,885
Celgene
3.90% 2/20/28	365,000	352,798
4.55% 2/20/48	125,000	118,077
CVS Health
3.35% 3/9/21	70,000	70,182
3.70% 3/9/23	100,000	99,725
4.10% 3/25/25	115,000	114,668
4.30% 3/25/28	1,010,000	997,441
4.78% 3/25/38	40,000	39,581
5.00% 12/1/24	375,000	394,068
DaVita 5.00% 5/1/25	190,000	180,538
Encompass Health
5.75% 11/1/24	210,000	214,463
ESAL 144A 6.25% 2/5/23 #	200,000	191,500
General Mills
3.20% 4/16/21	60,000	59,958

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
General Mills
3.70% 10/17/23	585,000	$583,990
HCA 5.375% 2/1/25	595,000	593,513
Marfrig Holdings
Europe 144A
8.00% 6/8/23 #	200,000	203,000
MHP 144A 6.95% 4/3/26 #	200,000	195,550
Molson Coors Brewing
4.20% 7/15/46	10,000	9,113
Mylan 144A
4.55% 4/15/28 #	180,000	176,573
New York & Presbyterian
Hospital 4.063% 8/1/56	130,000	126,135
Pernod Ricard 144A
4.45% 1/15/22 #	490,000	507,078
Rede D’or Finance 144A
4.95% 1/17/28 #	200,000	185,125
Tempur Sealy International
5.50% 6/15/26	335,000	318,250
Tenet Healthcare 144A
5.125% 5/1/25 #	380,000	371,925
Teva Pharmaceutical Finance
Netherlands III 144A
6.00% 4/15/24 #	200,000	194,234
Thermo Fisher Scientific
3.00% 4/15/23	380,000	368,465
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	122,705

		10,584,420

Electric –3.43%
AES 5.50% 4/15/25	110,000	113,025
AES Andres 144A
7.95% 5/11/26 #	200,000	215,250
AES Gener
144A 5.25% 8/15/21 #	97,000	99,645
144A
8.375% 12/18/73 #µ	200,000	208,516
Ameren Illinois
9.75% 11/15/18	295,000	305,905
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	52,784
Ausgrid Finance
144A 3.85% 5/1/23 #	245,000	245,559
144A 4.35% 8/1/28 #	180,000	180,208
Avangrid 3.15% 12/1/24	100,000	96,078
Berkshire Hathaway Energy
3.75% 11/15/23	195,000	197,092

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Calpine
144A 5.25% 6/1/26 #	125,000	$120,078
5.50% 2/1/24	240,000	221,100
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	185,000	175,187
5.50% 8/15/24	75,000	81,906
CMS Energy 6.25% 2/1/20	120,000	126,158
ComEd Financing III
6.35% 3/15/33	60,000	64,050
Dominion Energy
3.625% 12/1/24	305,000	300,380
DTE Electric 4.05% 5/15/48	165,000	164,259
DTE Energy
2.85% 10/1/26	120,000	109,161
3.30% 6/15/22	115,000	113,789
Emera 6.75% 6/15/76 µ	215,000	233,705
Enel 144A 8.75% 9/24/73 #µ	200,000	237,250
Enel Finance
International 144A
3.625% 5/25/27 #	900,000	850,639
Entergy Louisiana
4.00% 3/15/33	45,000	44,996
4.05% 9/1/23	315,000	322,792
4.95% 1/15/45	10,000	10,113
Entergy Mississippi
2.85% 6/1/28	115,000	106,106
Exelon
3.497% 6/1/22	180,000	177,319
3.95% 6/15/25	150,000	149,005
Fortis 3.055% 10/4/26	200,000	183,586
Great Plains Energy
4.85% 6/1/21	35,000	36,114
Israel Electric 144A
4.25% 8/14/28 #	200,000	191,733
Kansas City Power & Light
3.65% 8/15/25	220,000	218,234
LG&E & KU Energy
4.375% 10/1/21	165,000	169,805
Mississippi Power
3.95% 3/30/28	205,000	203,055
National Rural Utilities Cooperative Finance
2.85% 1/27/25	430,000	411,275
4.75% 4/30/43 µ	70,000	71,434
5.25% 4/20/46 µ	60,000	62,636
Nevada Power
2.75% 4/15/20	225,000	224,394

(continues)                                              27

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
New York State Electric & Gas 144A 3.25% 12/1/26 #	145,000	$139,360
NextEra Energy Capital Holdings
3.55% 5/1/27	40,000	38,462
3.625% 6/15/23	145,000	144,637
NV Energy 6.25% 11/15/20	75,000	80,623
Pennsylvania Electric
5.20% 4/1/20	15,000	15,435
Public Service Co. of New Hampshire
3.50% 11/1/23	45,000	45,109
Public Service Co. of Oklahoma 5.15% 12/1/19	100,000	103,013
Southwestern Electric Power
3.85% 2/1/48	105,000	98,955
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	70,000	69,787
Vistra Energy 144A
8.00% 1/15/25 #	488,000	531,310

		8,361,012

Energy – 4.58%
Abu Dhabi Crude Oil Pipeline 144A
4.60% 11/2/47 #	200,000	188,730
Anadarko Petroleum
6.60% 3/15/46	390,000	482,312
Cheniere Corpus Christi Holdings 5.875% 3/31/25	160,000	165,554
Diamondback Energy
4.75% 11/1/24	275,000	274,574
Enbridge
4.00% 10/1/23	140,000	140,190
6.00% 1/15/77 µ	505,000	493,006
6.25% 3/1/78 µ	90,000	87,876
Energy Transfer Partners
6.125% 12/15/45	275,000	281,720
6.625%µY	230,000	217,942
9.70% 3/15/19	59,000	62,363
EnLink Midstream Partners
6.00%µY	70,000	65,856
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	200,000	197,750
Geopark 144A
6.50% 9/21/24 #	200,000	199,500
Gulfport Energy
6.00% 10/15/24	170,000	162,350

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I 144A
5.00% 12/1/24 #	500,000	$488,750
KazMunayGas National 144A
6.375% 10/24/48 #	200,000	204,777
Kinder Morgan
4.30% 3/1/28	370,000	360,482
Marathon Oil 5.20% 6/1/45	260,000	272,231
MPLX
4.50% 4/15/38	105,000	101,613
4.70% 4/15/48	400,000	378,873
4.875% 12/1/24	255,000	264,419
5.20% 3/1/47	10,000	10,235
Murphy Oil 6.875% 8/15/24	385,000	408,581
Newfield Exploration
5.75% 1/30/22	385,000	406,175
Noble Energy
3.85% 1/15/28	275,000	265,342
4.95% 8/15/47	320,000	325,166
5.05% 11/15/44	95,000	98,509
Occidental Petroleum
4.20% 3/15/48	360,000	355,400
ONEOK 7.50% 9/1/23	220,000	255,089
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	205,353
Perusahaan Gas Negara
Persero 144A
5.125% 5/16/24 #	200,000	205,245
Perusahaan Listrik
Negara 144A
4.125% 5/15/27 #	200,000	188,760
Petrobras Global Finance
6.75% 1/27/41	175,000	166,513
7.375% 1/17/27	180,000	193,320
Petroleos Mexicanos
6.75% 9/21/47	155,000	150,273
Sabine Pass Liquefaction
5.625% 3/1/25	655,000	698,222
5.75% 5/15/24	100,000	107,450
5.875% 6/30/26	175,000	190,176
Southwestern Energy
6.70% 1/23/25	250,000	245,547
Tecpetrol 144A
4.875% 12/12/22 #	255,000	247,988
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	189,486
Transcanada Trust
5.875% 8/15/76 µ	90,000	92,925

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transcontinental Gas Pipe Line
144A 4.00% 3/15/28 #	90,000	$87,365
144A 4.60% 3/15/48 #	85,000	81,476
Transocean Proteus 144A
6.25% 12/1/24 #	225,000	232,031
Tullow Oil 144A
7.00% 3/1/25 #	200,000	203,010
Williams Partners
4.85% 3/1/48	95,000	91,335
Woodside Finance
144A 3.70% 3/15/28 #	5,000	4,782
144A 8.75% 3/1/19 #	140,000	146,544
YPF
144A 7.00% 12/15/47 #	125,000	111,188
144A 26.563% (BADLARPP + 4.00%) 7/7/20 #●	125,000	96,485

		11,150,839

Finance Companies – 0.98%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	200,000	213,000
AerCap Ireland Capital
3.65% 7/21/27	700,000	649,381
Air Lease
3.00% 9/15/23	810,000	773,397
3.625% 4/1/27	130,000	121,416
Aviation Capital Group
144A 3.50% 11/1/27 #	110,000	102,181
144A 4.875% 10/1/25 #	185,000	191,792
International Lease Finance
8.625% 1/15/22	300,000	349,135

		2,400,302

Insurance – 0.86%
Acrisure 144A
7.00% 11/15/25 #	203,000	192,383
AssuredPartners 144A
7.00% 8/15/25 #	222,000	219,780
AXA Equitable Holdings
144A 3.90% 4/20/23 #	95,000	94,661
144A 4.35% 4/20/28 #	95,000	92,728
144A 5.00% 4/20/48 #	160,000	152,917
AXIS Specialty Finance
4.00% 12/6/27	50,000	47,437
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	65,354

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	$26,160
Nuveen Finance
144A 2.95% 11/1/19 #	90,000	89,715
144A 4.125% 11/1/24 #	460,000	461,894
Prudential Financial
5.375% 5/15/45 µ	85,000	86,063
USIS Merger Sub 144A
6.875% 5/1/25 #	190,000	191,900
Voya Financial 144A
4.70% 1/23/48 #µ	205,000	185,061
XLIT
4.805% (LIBOR03M + 2.458%)Y●	45,000	45,056
5.50% 3/31/45	130,000	137,178

		2,088,287

REITs – 0.65%
Corporate Office Properties
3.60% 5/15/23	45,000	43,674
5.25% 2/15/24	55,000	57,343
CubeSmart 3.125% 9/1/26	135,000	123,321
CyrusOne 5.00% 3/15/24	75,000	75,375
Education Realty Operating Partnership
4.60% 12/1/24	110,000	110,057
ESH Hospitality 144A
5.25% 5/1/25 #	500,000	490,000
Hospitality Properties Trust
4.50% 3/15/25	65,000	64,448
Host Hotels & Resorts
3.75% 10/15/23	135,000	131,999
3.875% 4/1/24	65,000	63,373
Hudson Pacific Properties
3.95% 11/1/27	50,000	46,896
Kilroy Realty
3.45% 12/15/24	135,000	129,267
Life Storage
3.875% 12/15/27	60,000	56,911
LifeStorage 3.50% 7/1/26	100,000	93,195
UDR 4.00% 10/1/25	40,000	39,657
WP Carey 4.60% 4/1/24	55,000	55,602

		1,581,118

Technology – 1.97%
Analog Devices
2.95% 1/12/21	165,000	163,829
Apple 2.75% 1/13/25	1,030,000	984,172
Baidu 4.375% 3/29/28	200,000	199,399
Broadcom 3.50% 1/15/28	240,000	220,826

(continues)                                              29

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
CDK Global 5.00% 10/15/24	110,000	$111,925
CDW Finance 5.00% 9/1/25	420,000	420,924
CommScope Technologies 144A
5.00% 3/15/27 #	345,000	331,200
Corning 4.375% 11/15/57	105,000	93,539
Dell International 144A
6.02% 6/15/26 #	485,000	514,450
Equinix 5.375% 5/15/27	375,000	382,500
NXP 144A 4.625% 6/1/23 #	335,000	338,082
Oracle 2.40% 9/15/23	305,000	291,044
salesforce.com
3.70% 4/11/28	350,000	346,849
Symantec 144A
5.00% 4/15/25 #	200,000	201,314
Tencent Holdings 144A
3.925% 1/19/38 #	200,000	188,463

		4,788,516

Transportation – 0.62%
Adani Abbot Point Terminal 144A
4.45% 12/15/22 #	340,000	314,033
Avis Budget Car Rental 144A
6.375% 4/1/24 #	140,000	142,450
Burlington Northern Santa Fe
4.05% 6/15/48	120,000	118,071
CH Robinson Worldwide
4.20% 4/15/28	145,000	143,462
Penske Truck Leasing
144A 3.30% 4/1/21 #	410,000	407,813
144A 4.20% 4/1/27 #	35,000	34,594
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ♦	24,987	25,090
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ♦	60,011	59,689
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ♦	102,229	98,030
United Parcel Service
5.125% 4/1/19	175,000	178,980

		1,522,212

Utilities – 0.26%
Aegea Finance 144A
5.75% 10/10/24 #	200,000	198,500
KazTransGas JSC 144A
4.375% 9/26/27 #	200,000	190,850

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Sempra Energy
3.40% 2/1/28	115,000	$108,713
3.80% 2/1/38	145,000	134,285

		632,348

Total Corporate Bonds (cost $100,839,927)		98,796,004

Loan Agreements – 9.56%
Acrisure Tranche B 1st Lien 6.609% (LIBOR03M + 4.25%) 11/22/23 ●	159,599	161,345
Air Medical Group Holdings Tranche B 1st Lien 5.128% (LIBOR03M + 3.25%) 4/28/22 ●	349,125	351,065
Albertson’s Tranche B4 1st Lien 4.651% (LIBOR03M + 2.75%) 8/25/21 ●	219,110	217,522
Altice France Tranche B11 1st Lien 4.651% (LIBOR03M + 2.75%) 7/18/25 ●	148,500	147,247
American Airlines Tranche B 1st Lien 3.897% (LIBOR03M + 2.00%) 12/14/23 ●	403,450	404,459
Applied Systems 2nd Lien 9.302% (LIBOR03M + 7.00%) 9/19/25 ●	225,000	232,875
Aramark Services Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 3/11/25 ●	74,813	75,397
AssuredPartners Tranche B 1st Lien 5.151% (LIBOR03M + 3.25%) 10/22/24 ●	250,111	251,517
ATI Holdings Acquisition Tranche B 1st Lien 5.831% (LIBOR03M + 3.50%) 5/10/23 ●	199,492	200,531
ATS Consolidated Tranche B 1st Lien 5.659% (LIBOR03M + 3.75%) 2/28/25 ●	170,000	172,019
Avis Budget Car Rental Tranche B 1st Lien 4.31% (LIBOR03M + 2.00%) 2/13/25 ●	119,700	120,074
Blue Ribbon 1st Lien 5.894% (LIBOR03M + 4.00%) 11/13/21 ●	102,808	102,765

	Principal amount°	Value (US $)
Loan Agreements (continued)
Builders FirstSource 1st Lien 5.302% (LIBOR03M + 3.00%) 2/29/24 ●	249,559	$251,275
BWAY Tranche B 1st Lien 5.587% (LIBOR03M + 3.25%) 4/3/24 ●	249,372	251,190
Change Healthcare Holdings Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 3/1/24 ●	281,664	283,094
Charter Communications Operating Tranche B 1st Lien 3.91% (LIBOR03M + 2.00%) 4/30/25 ●	119,700	120,407
Chemours 1st Lien 3.66% (LIBOR03M + 1.75%) 3/30/25 ●	239,698	240,222
Chesapeake Energy 1st Lien 9.444% (LIBOR03M + 7.50%) 8/23/21 ●	290,000	307,581
CityCenter Holdings Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 4/18/24 ●	209,472	210,863
Community Health Systems Tranche G 1st Lien 4.984% (LIBOR03M + 3.00%) 12/31/19 ●	115,000	113,340
Community Health Systems Tranche H 1st Lien 5.234% (LIBOR03M + 3.25%) 1/27/21 ●	60,000	58,275
Core & Main Tranche B 1st Lien 5.006% (LIBOR03M + 3.00%) 8/1/24 ●	144,637	145,541
CROWN Americas Tranche B 1st Lien 4.312% (LIBOR03M + 2.00%) 4/3/25 ●	500,000	505,196
CSC Holdings Tranche B 1st Lien 4.397% (LIBOR03M + 2.50%) 1/25/26 ●	65,000	65,271
Dakota Holdings Tranche B 1st Lien 5.552% (LIBOR03M + 3.25%) 2/13/25 ●	300,000	300,900
DaVita Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 6/24/21 ●	137,243	138,689
Deck Chassis Acquisition 2nd Lien 7.901% (LIBOR03M + 6.00%) 6/15/23 ●	60,000	61,200

	Principal amount°	Value (US $)
Loan Agreements (continued)
Delek US Holdings Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 3/30/25 ●	85,000	$85,425
DG Investment Intermediate Holdings 2 1st Lien 5.302% (LIBOR03M + 3.00%) 1/29/25 ●	108,387	108,523
DG Investment Intermediate Holdings 2 Tranche DD 1st Lien 4.773% (LIBOR03M + 3.00%) 1/29/25 ●	11,613	11,627
Digicel International Finance Tranche B 1st Lien 5.61% (LIBOR03M + 3.25%) 5/10/24 ●	199,499	199,291
Energy Transfer Equity Tranche B 1st Lien 3.898% (LIBOR03M + 2.00%) 2/2/24 ●	400,000	400,722
ESH Hospitality Tranche B 1st Lien 4.151% (LIBOR03M + 2.25%) 8/30/23 ●	249,375	251,000
ExamWorks Group Tranche B 1st Lien 5.151% (LIBOR03M + 3.25%) 7/27/23 ●	260,000	262,031
First Data 1st Lien 4.147% (LIBOR03M + 2.25%) 4/26/24 ●	504,133	506,534
First Eagle Holdings Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 12/1/22 ●	55,066	55,600
Flying Fortress Holdings Tranche B 1st Lien 4.052% (LIBOR03M + 1.75%) 10/30/22 ●	150,000	151,058
Frontier Communications Tranche B1 1st Lien 5.66% (LIBOR03M + 3.75%) 6/15/24 ●	119,699	118,427
Gardner Denver Tranche B1 1st Lien 5.052% (LIBOR03M + 2.75%) 7/30/24 ●	279,298	281,254
Gates Global Tranche B2 1st Lien 5.302% (LIBOR03M + 3.00%) 3/31/24 ●	89,665	90,323
Genoa a Qol Healthcare 1st Lien 5.151% (LIBOR03M + 3.25%) 10/28/23 ●	274,309	276,795

(continues)                                              31

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Loan Agreements (continued)
GEO Group Tranche B 1st Lien 4.337% (LIBOR03M + 2.00%) 3/23/24 ●	50,000	$50,234
Gopher Resource 1st Lien 5.478% (LIBOR03M + 3.25%) 2/9/25 ●	145,000	146,722
Gray Television Tranche B2 1st Lien 4.417% (LIBOR03M + 2.50%) 2/7/24 ●	114,710	115,331
Greeneden US Holdings II Tranche B3 1st Lien 5.802% (LIBOR03M + 3.50%) 12/1/23 ●	249,375	251,268
Greenhill & Co. Tranche B 1st Lien 5.621% (LIBOR03M + 3.75%) 10/12/22 ●	79,000	79,691
GVC Holdings Tranche B2 1st Lien 4.401% (LIBOR03M + 2.50%) 3/16/24 ●	195,000	195,244
HCA Tranche B10 1st Lien 3.901% (LIBOR03M + 2.00%) 3/13/25 ●	360,000	364,100
Heartland Dental 1st Lien 6.116% (LIBOR03M + 3.75%) 4/30/25 ●	250,000	251,172
Hilton Worldwide Finance Tranche B2 1st Lien 3.647% (LIBOR03M + 1.75%) 10/25/23 ●	73,969	74,673
Hoya Midco Tranche B 1st Lien 5.901% (LIBOR03M + 4.00%) 6/30/24 ●	174,560	175,433
HUB International Tranche B 1st Lien 5.36% (LIBOR03M + 3.00%) 4/25/25 ●	200,000	201,542
HVSC Merger Sub 2nd Lien 10.151% (LIBOR03M + 8.25%) 10/26/25 ●	70,000	70,175
HVSC Merger Sub Tranche B 1st Lien 6.302% (LIBOR03M + 4.00%) 10/20/24 ●	89,775	90,785
Hyperion Insurance Group Tranche B 1st Lien 5.438% (LIBOR03M + 3.50%) 12/20/24 ●	324,188	327,267
INEOS US Finance Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 3/31/24 ●	394,013	395,890

	Principal amount°	Value (US $)
Loan Agreements (continued)
Iron Mountain Tranche B 1st Lien 3.648% (LIBOR03M + 1.75%) 1/2/26 ●	250,000	$249,453
Isagenix International 1st Lien 8.087% (LIBOR03M + 5.75%) 4/26/25 ●	75,000	75,000
JBS USA Tranche B 1st Lien 4.678% (LIBOR03M + 2.50%) 10/30/22 ●	249,370	249,464
Jeld-Wen Tranche B4 1st Lien 4.302% (LIBOR03M + 2.00%) 12/14/24 ●	119,700	120,467
Kloeckner Pentaplast of America Tranche B 1st Lien 6.151% (LIBOR03M + 4.25%) 6/30/22 ●	99,749	95,011
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 ●	225,000	234,000
Lucid Energy Group II Borrower 1st Lien 4.897% (LIBOR03M + 3.00%) 2/18/25 ●	195,000	194,513
LUX HOLDCO III 1st Lien 4.901% (LIBOR03M + 3.00%) 3/28/25 ●	115,000	116,024
Marketo Tranche B 1st Lien 5.043% (LIBOR03M + 3.25%) 2/7/25 ●	70,000	69,902
MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 3/25/25 ●	144,631	145,761
MPH Acquisition Holdings Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 6/7/23 ●	253,290	254,952
NCI Building Systems Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 2/8/25 ●	500,000	501,250
NFP Tranche B 1st Lien 4.901% (LIBOR03M + 3.00%) 1/8/24 ●	129,672	130,469
Nielsen Finance Tranche B4 1st Lien 3.895% (LIBOR03M + 2.00%) 10/4/23 ●	119,698	120,483
OCI Partners Tranche B 1st Lien 6.552% (LIBOR03M + 4.25%) 3/13/25 ●	45,000	45,619

	Principal amount°	Value (US $)
Loan Agreements (continued)
ON Semiconductor Tranche B 1st Lien 3.901% (LIBOR03M + 2.00%) 3/31/23 ●	79,531	$80,118
Patriot Container 1st Lien 5.397% (LIBOR03M + 3.50%) 3/20/25 ●	48,000	48,360
Patriot Container 2nd Lien 9.647% (LIBOR03M + 7.75%) 3/20/26 ●	50,000	49,125
Penn National Gaming Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 1/19/24 ●	268,600	270,698
PharMerica Tranche B 1st Lien 5.395% (LIBOR03M + 3.50%) 12/6/24 ●	75,000	75,516
PharMerica Tranche B 2nd Lien 9.645% (LIBOR03M + 7.75%) 12/7/25 ●	75,000	75,375
Phoenix Services Merger Sub Tranche B 1st Lien 5.659% (LIBOR03M + 3.75%) 3/1/25 ●	75,000	76,031
Pisces Midco Tranche B 1st Lien 6.089% (LIBOR03M + 3.75%) 4/12/25 ●	120,000	121,224
Plastipak Holdings Tranche B 1st Lien 7.50% (LIBOR03M + 2.75%) 10/14/24 ●	119,699	120,391
PQ Tranche B 1st Lien 4.401% (LIBOR03M + 2.50%) 2/8/25 ●	181,884	183,210
Prestige Brands Tranche B4 1st Lien 4.222% (LIBOR03M + 2.00%) 1/26/24 ●	115,446	116,250
Radiate Holdco Tranche B 1st Lien 4.901% (LIBOR03M + 3.00%) 2/1/24 ●	352,572	350,112
Ring Container Technologies Group 1st Lien 4.651% (LIBOR03M + 2.75%) 10/31/24 ●	74,813	75,140
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.552% (LIBOR03M + 4.25%) 6/1/23 ●	498,731	503,095

	Principal amount°	Value (US $)
Loan Agreements (continued)
Sable International Finance Tranche B4 1st Lien 5.151% (LIBOR03M + 3.25%) 2/2/26 ●	350,000	$352,926
SBA Senior Finance II Tranche B 1st Lien 4.337% (LIBOR03M + 2.00%) 4/11/25 ●	185,000	185,707
Scientific Games International Tranche B5 1st Lien 4.744% (LIBOR03M + 2.75%) 8/14/24 ●	399,750	402,776
Sigma US Tranche B 1st Lien 5.035% (LIBOR03M + 3.00%) 3/7/25 ●	200,000	200,250
Sinclair Television Group Tranche B 1st Lien 4.311% (LIBOR03M + 2.50%) 12/12/24 ●	80,000	80,458
Sinclair Television Group Tranche B2 1st Lien 4.16% (LIBOR03M + 2.25%) 1/3/24 ●	147,354	148,118
SMG US Midco 2 1st Lien 5.151% (LIBOR03M + 3.25%) 1/23/25 ●	50,000	50,521
SMG US Midco 2 2nd Lien 8.901% (LIBOR03M + 7.00%) 1/23/26 ●	50,000	51,063
Sprint Communications Tranche B 1st Lien 4.438% (LIBOR03M + 2.50%) 2/2/24 ●	498,367	500,236
SS&C European Holdings Tranche B4 1st Lien 4.401% (LIBOR03M + 2.50%) 4/16/25 ●	44,699	45,047
SS&C Technologies Tranche B3 1st Lien 4.397% (LIBOR03M + 2.50%) 4/16/25 ●	235,811	237,646
StandardAero Aviation Holdings 1st Lien 5.65% (LIBOR03M + 3.75%) 7/7/22 ●	204,476	206,356
Staples 1st Lien 6.358% (LIBOR03M + 4.00%) 9/12/24 ●	44,888	44,505
Stars Group Holdings Tranche B 1st Lien 5.325% (LIBOR03M + 3.00%) 4/6/25 ●	250,000	251,531

(continues)                                              33

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Loan Agreements (continued)
Stars Group Holdings Tranche B 1st Lien 5.517% (LIBOR03M + 3.50%) 8/1/21 ●	200,000	$201,043
Summit Materials Tranche B 1st Lien 4.151% (LIBOR03M + 2.25%) 11/10/24 ●	99,750	100,467
Summit Midstream Partners Holdings Tranche B 1st Lien 7.901% (LIBOR03M + 6.00%) 5/21/22 ●	133,913	135,587
Surgery Center Holdings 1st Lien 5.16% (LIBOR03M + 3.25%) 8/31/24 ●	224,436	225,194
Syneos Health Tranche B 1st Lien 4.151% (LIBOR03M + 2.25%) 8/1/24 ●	162,031	162,715
Telenet Financing USD 1st Lien 4.397% (LIBOR03M + 2.50%) 3/1/26 ●	120,000	120,708
Tennessee Merger Sub Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 2/6/24 ●	57,854	56,317
TerraForm Power Operating Tranche B 1st Lien 4.651% (LIBOR03M + 2.75%) 11/8/22 ●	144,638	145,722
Titan Acquisition Tranche B 1st Lien 5.056% (LIBOR03M + 3.00%) 3/28/25 ●	215,000	215,554
TMS International Tranche B2 1st Lien 4.651% (LIBOR03M + 2.75%) 8/14/24 ●	54,863	55,103
TransDigm Tranche F 1st Lien 5.052% (LIBOR03M + 2.75%) 6/9/23 ●	299,248	300,966
Trident TPI Holdings 1st Lien 5.151% (LIBOR03M + 3.25%) 10/5/24 ●	154,613	155,675
Tronox Blocked Borrower Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 9/22/24 ●	27,141	27,454
Tronox Finance Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 9/22/24 ●	62,634	63,355

	Principal amount°	Value (US $)
Loan Agreements (continued)
Unitymedia Finance Tranche D 1st Lien 4.147% (LIBOR03M + 2.25%) 1/15/26 ●	40,000	$40,029
Univision Communications Tranche C5 1st Lien 4.651% (LIBOR03M + 2.75%) 3/15/24 ●	130,175	128,584
UPC Financing Partnership Tranche AR 1st Lien 4.397% (LIBOR03M + 2.50%) 1/15/26 ●	50,000	50,156
USI Tranche B 1st Lien 5.302% (LIBOR03M + 3.00%) 5/16/24 ●	393,436	395,579
5.337% (LIBOR03M + 3.00%) 5/16/24 ●	38,000	38,143
USIC Holdings Tranche SR 5.802% (LIBOR03M + 3.50%) 12/9/23 ●	249,369	250,927
Utz Quality Foods 1st Lien 5.398% (LIBOR03M + 3.50%) 11/21/24 ●	59,850	60,542
Valeant Pharmaceuticals International Tranche BF4 1st Lien 5.394% (LIBOR03M + 3.50%) 4/1/22 ●	214,348	216,991
Virgin Media Bristol Tranche K 1st Lien 4.397% (LIBOR03M + 2.50%) 1/15/26 ●	60,000	60,371
Vistra Energy Tranche C2 1st Lien 4.648% (LIBOR03M + 2.75%) 2/7/24 ●	325,000	327,567
WideOpenWest Finance Tranche B 1st Lien 5.146% (LIBOR03M + 3.25%) 8/19/23 ●	299,248	292,216
Wink Holdco 2nd Lien 8.66% (LIBOR03M + 6.75%) 12/1/25 ●	64,000	64,160
WP CPP Holdings Tranche B 1st Lien 6.087% (LIBOR03M + 3.75%) 4/30/25 ●	85,000	85,779
Wyndham Hotels & Resorts Tranche B 1st Lien 3.928% (LIBOR03M + 1.75%) 3/29/25 ●	75,000	75,664

	Principal amount°	Value (US $)
Loan Agreements (continued)
XPO Logistics Tranche B 1st Lien 3.92% (LIBOR03M + 2.00%) 2/24/25 ●	285,000	$ 286,944
Zayo Group Tranche B2 1st Lien 4.151% (LIBOR03M + 2.25%) 1/19/24 ●	180,000	181,485
Zekelman Industries 1st Lien 4.999% (LIBOR03M + 2.75%) 6/14/21 ●	169,571	170,666

Total Loan Agreements (cost $23,269,342)		23,273,813

Municipal Bonds – 0.11%
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	25,000	25,000
California State (Build America Bonds) 7.55% 4/1/39	75,000	112,344
Commonwealth of Massachusetts Series C 5.00% 10/1/25	10,000	11,712
South Carolina Public Service Authority Series D 4.77% 12/1/45	30,000	31,630
Texas Water Development Board Series A 5.00% 10/15/45	20,000	22,370
Series B 5.00% 10/15/46	55,000	62,455

Total Municipal Bonds (cost $272,258)		265,511

Non-Agency Asset-Backed Securities – 2.29%
American Express Credit Account Master Trust Series 2017-5 A 2.277% (LIBOR01M + 0.38%) 2/18/25 ●	100,000	100,509
Series 2018-3 A 2.217% (LIBOR01M + 0.32%) 10/15/25 ●	165,000	165,261
Atrium Xiii Series 13A A1 144A 3.542% (LIBOR03M + 1.18%) 11/21/30 #●	250,000	251,269

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Bank of America Credit Card Trust Series 2016-A1 A 2.287% (LIBOR01M + 0.39%) 10/15/21 ●	130,000	$ 130,362
Series 2017-A1 A1 1.95% 8/15/22	200,000	196,888
Barclays Dryrock Issuance Trust Series 2017-1 A 2.227% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	100,000	100,327
Chase Issuance Trust Series 2013-A6 A6 2.317% (LIBOR01M + 0.42%, Floor 0.42%) 7/15/20 ●	200,000	200,140
Citibank Credit Card Issuance Trust Series 2017-A5 A5 2.518% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	100,000	101,243
Series 2017-A7 A7 2.265% (LIBOR01M + 0.37%) 8/8/24 ●	100,000	100,280
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.386% 11/25/36 ●	300,000	309,787
Discover Card Execution Note Trust Series 2014-A1 A1 2.327% (LIBOR01M + 0.43%, Floor 0.43%) 7/15/21 ●	200,000	200,492
Series 2017-A3 A3 2.127% (LIBOR01M + 0.23%) 10/17/22 ●	150,000	150,058
Series 2017-A5 A5 2.497% (LIBOR01M + 0.60%) 12/15/26 ●	165,000	166,035
Series 2017-A7 A7 2.257% (LIBOR01M + 0.36%) 4/15/25 ●	105,000	105,270
Series 2018-A2 A2 2.197% (LIBOR01M + 0.33%) 8/15/25 ●	305,000	305,274
Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	160,000	157,009

(continues)                                              35

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust Series 2017-1 A2 2.317% (LIBOR01M + 0.42%) 5/15/22 ●	60,000	$60,182
Golden Credit Card Trust Series 2014-2A A 144A 2.347% (LIBOR01M + 0.45%) 3/15/21 #●	130,000	130,281
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	46,500	45,102
Hyundai Auto Lease Securitization Trust Series 2016-C A3 144A 1.49% 2/18/20 #	100,000	99,626
Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 2.477% (LIBOR01M + 0.58%) 5/15/20 #●	100,000	100,019
Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 3.247% (LIBOR01M + 1.35%) 9/27/21 #●	65,000	65,243
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	99,677
Nissan Master Owner Trust Receivables Series 2017-C A 2.217% (LIBOR01M + 0.32%) 10/17/22 ●	265,000	265,237
PFS Financing Series 2018-A A 144A 2.177% (LIBOR01M + 0.40%) 2/15/22 #●	100,000	99,988
Tesla Auto Lease Trust Series 2018-A B 144A 2.75% 2/20/20 #	675,000	671,211
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	56,529	55,993
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	62,004	61,114
Series 2017-1 A1 144A 2.75% 10/25/56 #●	75,849	74,694
Series 2017-2 A1 144A 2.75% 4/25/57 #●	80,617	79,435
Series 2018-1 A1 144A 3.00% 1/25/58 #●	96,901	95,791

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Toyota Auto Receivables Owner Trust Series 2017-B A2B 1.957% (LIBOR01M + 0.06%, Floor 0.06%) 1/15/20 ●	160,202	$160,202
Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21 #	100,000	98,842
Series 2017-3A A1B 144A 2.167% (LIBOR01M + 0.27%) 4/20/22 #●	275,000	275,342
Series 2018-1A A1B 144A 2.01% (LIBOR01M + 0.26%) 9/20/22 #●	225,000	224,842
Wendys Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	79,800	77,729

Total Non-Agency Asset-Backed Securities (cost $5,559,344)		5,580,754

Non-Agency Collateralized Mortgage Obligations – 1.14%
Flagstar Mortgage Trust Series 2018-1 A5 144A 3.50% 3/25/48 #●	116,307	114,871
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #●	96,768	96,587
JPMorgan Mortgage Trust Series 2014-2 B1 144A 3.42% 6/25/29 #●	70,427	69,281
Series 2014-2 B2 144A 3.42% 6/25/29 #●	70,427	68,837
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,087
Series 2015-1 B1 144A 2.722% 12/25/44 #●	194,848	194,110
Series 2015-4 B1 144A 3.623% 6/25/45 #●	93,688	90,925
Series 2015-4 B2 144A 3.623% 6/25/45 #●	93,688	89,109
Series 2015-5 B2 144A 2.89% 5/25/45 #●	96,120	94,550
Series 2015-6 B1 144A 3.615% 10/25/45 #●	93,237	91,386
Series 2015-6 B2 144A 3.615% 10/25/45 #●	93,237	90,687
Series 2016-4 B1 144A 3.901% 10/25/46 #●	96,374	95,063

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust Series 2016-4 B2 144A 3.901% 10/25/46 #●	96,374	$94,500
Series 2017-1 B2 144A 3.553% 1/25/47 #●	102,382	97,837
Series 2017-2 A3 144A 3.50% 5/25/47 #●	49,082	48,116
Series 2017-6 B1 144A 3.856% 12/25/48 #●	79,493	77,493
Series 2018-3 A5 144A 3.50% 9/25/48 #●	272,321	269,300
Series 2018-4 A15 144A 3.50% 10/25/48 #=●	105,000	104,481
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #●	32,388	32,014
Series 2015-1 B2 144A 3.876% 1/25/45 #●	41,536	41,437
Series 2015-2 B2 144A 3.742% 5/25/45 #●	347,901	341,331
Series 2017-4 A1 144A 3.50% 7/25/47 #●	88,177	86,441
Series 2017-5 B1 144A 3.883% 8/25/47 #●	250,750	246,626
Series 2018-5 A4 144A 3.50% 5/25/48 #=●	145,000	143,392

Total Non-Agency Collateralized Mortgage Obligations (cost $2,815,527)		2,778,461

Non-Agency Commercial Mortgage-Backed Securities – 5.16%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 C 4.352% 2/15/50 ●	50,000	49,412
BANK Series 2017-BNK4 XA 1.612% 5/15/50 ●	600,254	54,796
Series 2017-BNK5 A5 3.39% 6/15/60	225,000	219,179
Series 2017-BNK5 B 3.896% 6/15/60 ●	95,000	93,634
Series 2017-BNK7 A5 3.435% 9/15/60	110,000	107,873
Series 2017-BNK8 A4 3.488% 11/15/50	85,000	83,218
Benchmark Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51 ●	225,000	223,781

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	1,350,000	$1,310,849
Series 2016-CD2 A4 3.526% 11/10/49 ●	80,000	79,015
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	185,000	186,248
Citigroup Commercial Mortgage Trust Series 2014-GC25 A4 3.635% 10/10/47	120,000	120,423
Series 2016-P3 A4 3.329% 4/15/49	490,000	478,949
Series 2017-C4 A4 3.471% 10/12/50	120,000	117,488
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	105,000	102,886
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	100,898
Series 2014-CR19 A5 3.796% 8/10/47	80,000	81,090
Series 2014-CR20 AM 144A 3.938% 11/10/47 #	350,000	352,915
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	126,581
Series 2015-CR23 A4 3.497% 5/10/48	115,000	113,936
Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49 t	480,000	482,405
DB-JPM Series 2016-C1 A4 3.276% 5/10/49	295,000	287,430
Series 2016-C1 B 4.195% 5/10/49 ●	25,000	25,070
Series 2016-C3 A5 2.89% 9/10/49	140,000	131,997
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.884% 11/10/46 #●	135,000	141,237
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	250,000	251,165
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	198,737

(continues)                                              37

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	100,000	$102,637
Series 2014-GC24 A5 3.931% 9/10/47	215,000	219,562
Series 2015-GC32 A4 3.764% 7/10/48	75,000	75,620
Series 2017-GS5 A4 3.674% 3/10/50	175,000	174,430
Series 2017-GS5 XA 0.969% 3/10/50 ●	4,239,115	253,590
Series 2017-GS6 A3 3.433% 5/10/50	115,000	112,419
Series 2017-GS6 XA 1.196% 5/10/50 ●	3,382,931	258,106
Series 2018-GS9 A4 3.992% 3/10/51	130,000	132,669
Series 2018-GS9 B 4.321% 3/10/51	125,000	127,777
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C27 XA 1.487% 2/15/48 ●	2,914,637	161,557
Series 2015-C31 A3 3.801% 8/15/48	350,000	353,991
Series 2015-C33 A4 3.77% 12/15/48	255,000	256,439
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	405,000	389,869
Series 2016-C4 A3 3.141% 12/15/49	1,490,000	1,428,844
Series 2017-C7 A5 3.409% 10/15/50	290,000	282,488
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.717% 8/12/37 ●	20,000	20,179
Series 2013-LC11 B 3.499% 4/15/46	150,000	146,708
Series 2015-JP1 A5 3.914% 1/15/49	170,000	172,567
Series 2016-JP2 AS 3.056% 8/15/49	180,000	169,292
Series 2016-WIKI A 144A 2.798% 10/5/31 #	105,000	102,806
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	83,390

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	65,451	$49,743
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	101,209
Series 2015-C26 A5 3.531% 10/15/48	120,000	118,845
Series 2016-C29 A4 3.325% 5/15/49	95,000	92,513
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	94,933
Series 2016-BNK2 A4 3.049% 11/15/49	120,000	114,171
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 ●	225,000	230,159
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	100,000	100,399
Series 2014-LC18 A5 3.405% 12/15/47	385,000	379,840
Series 2015-C30 XA 1.098% 9/15/58 ●	1,904,828	100,592
Series 2015-NXS3 A4 3.617% 9/15/57	80,000	79,671
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	143,491
Series 2016-BNK1 B 2.967% 8/15/49	30,000	27,731
Series 2017-C38 A5 3.453% 7/15/50	140,000	136,709
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	240,000	235,304

Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,014,653)		12,551,462

Regional Bonds – 0.30%Δ
Argentina – 0.06%
Provincia de Cordoba 144A 7.45% 9/1/24 #	150,000	155,775

		155,775

		Principal amount°	Value (US $)
Regional BondsΔ (continued)
Canada – 0.24%
Province of New Brunswick Canada 2.50% 12/12/22		290,000	$281,464
Province of Quebec Canada 2.75% 4/12/27		315,000	300,792

			582,256

Total Regional Bonds (cost $761,470)			738,031

Sovereign Bonds – 4.55%Δ
Argentina – 0.52%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	2,137,000	97,267
21.20% 9/19/18	ARS	6,274,000	305,060
Argentine Republic Government International Bond
2.26% 12/31/38 ~	EUR	473,000	392,982
5.625% 1/26/22		205,000	207,255
6.875% 1/11/48		295,000	262,661

			1,265,225

Azerbaijan – 0.05%
Republic of Azerbaijan International Bond
144A 3.50% 9/1/32 #		150,000	123,627

			123,627

Brazil – 0.82%
Brazil Notas do Tesouro Nacional
10.00% 1/1/23	BRL	508,000	150,891
10.00% 1/1/27	BRL	1,550,000	452,143
Series F 10.00% 1/1/25	BRL	4,741,000	1,393,983

			1,997,017

Chile – 0.23%
Bonos de la Tesoreria de la Republica en pesos
4.50% 3/1/21	CLP	330,000,000	556,447

			556,447

Colombia – 0.47%
Colombian TES Series B
7.00% 6/30/32	COP	3,160,000,000	1,148,120

			1,148,120

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Costa Rica – 0.08%
Costa Rica Government International Bond
144A 4.25% 1/26/23 #		200,000	$ 192,100

			192,100

Ecuador – 0.08%
Ecuador Government International Bond
144A 8.875% 10/23/27 #		200,000	189,250

			189,250

Egypt – 0.17%
Egypt Government International Bond
144A 5.577% 2/21/23 #		200,000	201,085
144A 7.903% 2/21/48 #		200,000	203,258

			404,343

Ivory Coast – 0.08%
Ivory Coast Government International Bond
144A 6.125% 6/15/33 #		200,000	189,710

			189,710

Mexico – 0.72%
Mexican Bonos
5.75% 3/5/26	MXN	2,863,000	137,946
6.50% 6/9/22	MXN	6,084,000	315,445
10.00% 12/5/24	MXN	21,534,000	1,311,162

			1,764,553

Mongolia – 0.08%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		200,000	194,486

			194,486

Nigeria – 0.09%
Nigeria Government International Bond
144A 7.875% 2/16/32 #		200,000	215,914

			215,914

Peru – 0.27%
Peruvian Government International Bond
144A 6.85% 2/12/42 #	PEN	997,000	337,188
144A 8.20% 8/12/26 #	PEN	845,000	316,086

			653,274

(continues)                                              39

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Republic of Korea – 0.08%
Export-Import Bank of Korea 144A 7.25% 12/7/24 #	IDR	2,800,000,000	$201,155

			201,155

Senegal – 0.08%
Senegal Government International Bond 144A 6.75% 3/13/48 #		200,000	189,250

			189,250

South Africa – 0.40%
Republic of South Africa Government Bond 8.75% 1/31/44	ZAR	12,419,000	965,865

			965,865

Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A 5.75% 1/18/22 #		200,000	201,982

			201,982

Turkey – 0.18%
Turkey Government Bond
10.50% 8/11/27	TRY	704,000	157,733
11.10% 5/15/19	TRY	1,143,000	274,150

			431,883

Ukraine – 0.07%
Ukraine Government International Bond 144A 7.375% 9/25/32 #		200,000	185,062

			185,062

Total Sovereign Bonds (cost $11,511,604)			11,069,263

Supranational Banks – 1.37%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		200,000	196,900
European Bank for Reconstruction & Development
6.00% 5/4/20	INR	17,700,000	262,499
Inter-American Development Bank
5.50% 8/23/21	INR	29,000,000	419,578
6.25% 6/15/21	IDR	4,400,000,000	314,608
7.875% 3/14/23	IDR	19,950,000,000	1,527,876

		Principal amount°	Value (US $)
Supranational Banks (continued)
International Bank for Reconstruction & Development 4.75% 1/15/21	COP	660,000,000	$235,597
International Finance
6.30% 11/25/24	INR	17,070,000	252,175
7.00% 7/20/27	MXN	2,340,000	118,506

Total Supranational Banks (cost $3,460,241)			3,327,739

US Treasury Obligations – 4.47%
US Treasury Bond 3.00% 2/15/48		1,590,000	1,554,722
US Treasury Inflation Indexed Bond 0.125% 4/15/22 ¥		3,665,311	3,590,004
US Treasury Notes
2.50% 3/31/23		445,000	439,055
2.75% 2/15/28		5,385,000	5,294,654

Total US Treasury Obligations (cost $10,971,160)			10,878,435

		Number of shares
Convertible Preferred Stock – 0.37%
AMG Capital Trust II 5.15% exercise price $200.00, maturity date 10/15/37		500	$30,165
Bank of America 7.25% exercise price $50.00 Y		151	192,223
Becton Dickinson 1.32% exercise price $211.80, maturity date 5/1/20		2,200	132,770
Crown Castle International 6.875% exercise price $115.20, maturity date 8/1/20		250	256,423
DTE Energy 3.28% exercise price $116.31, maturity date 10/1/19		1,000	52,490
Kinder Morgan 3.57% exercise price $32.38, maturity date 10/26/18		5,400	167,940
NextEra Energy 6.123% exercise price $159.03, maturity date 9/1/19		800	46,240

	Number of shares	Value (US $)
Convertible Preferred Stock (continued)
NextEra Energy
6.371% exercise price $113.33, maturity date 9/1/18	300	$22,005
Wells Fargo & Co. 7.50% exercise price $156.71 Y	7	8,964

Total Convertible Preferred Stock (cost $968,167)		909,220

Preferred Stock – 0.22%
Bank of America 6.50%µY	185,000	196,331
General Electric 5.11%µY	243,000	240,874
Integrys Holdings 6.00%, maturity date 8/1/73 µ	1,950	50,456
Morgan Stanley 1.95%µY	40,000	41,050

Total Preferred Stock (cost $534,496)		528,711

	Principal amount°
Short-Term Investments – 7.13%
Discount Note – 1.53%≠
Federal Home Loan Bank 0.00% 5/1/18	3,739,731	3,739,731

		3,739,731

Repurchase Agreements – 5.60%
Bank of America Merrill Lynch 1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $1,869,969 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $1,907,283) 1,869,883		1,869,883
Bank of Montreal 1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $5,609,895 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $5,721,845) 5,609,650		5,609,650

Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $6,147,319 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $6,269,978) 6,147,036	$6,147,036

13,626,569

Total Short-Term Investments (cost $17,366,300)	17,366,300

Total Value of Securities – 102.79% (cost $254,129,224)	$250,290,581

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $60,464,678, which represents 24.83% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Y	No contractual maturity date.
•

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

(continues)                                              41

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
¥	Fully or partially pledged as collateral for futures contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2018.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	936,073	USD	(714,517)	5/18/18	$—	$(9,771)
BAML	CAD	538,703	USD	(420,140)	5/18/18	—	(417)
BAML	EUR	5,081	USD	(6,278)	5/18/18	—	(135)
BAML	NZD	896,273	USD	(639,537)	5/18/18	—	(8,968)
BNP	AUD	287,188	USD	(220,530)	5/18/18	—	(4,314)
DB	BRL	1,948,655	USD	(583,642)	5/18/18	—	(28,419)
DB	RUB	18,530,040	USD	(297,767)	5/18/18	—	(4,181)
HSBC	EUR	(285,036)	USD	352,087	5/18/18	7,415	—
HSBC	GBP	(280,900)	USD	393,102	5/18/18	6,058	—

Total Foreign Currency Exchange Contracts						$13,473	$(56,205)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(38)	US Treasury 5 yr Notes	$(4,313,297)	$(4,338,288)	7/2/18	$24,991	$—	$(2,375)
111	US Treasury 10 yr Notes	13,278,375	13,381,252	6/20/18	—	(102,877)	13,875
55	US Treasury Long Bond	7,911,406	7,979,876	6/21/18	—	(68,470)	32,656

Total Futures Contracts			$17,022,840		$24,991	$(171,347)	$44,156

Swap Contracts

Credit Default Swap (CDS) Contract2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter/Protection Sold/ Moody’s Ratings:
MSC-CMBX.NA.BBB.6[5] 5/11/63- Monthly	890,000	3.00%	$(111,158)	$ (106,905)	$(4,253)	$—

IRS Contracts6

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed / Floating Interest Rate Paid (Received)	Value	Unrealized Appreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
30 yr IRS 12/21/46-(Semiannually/ Quarterly)	260,000	2.767%/(2.363%)	$14,082	$14,082	$(1,203)
30 yr IRS 1/27/47-(Semiannually/ Quarterly)	70,000	2.661%/(2.363%)	4,660	4,660	(351)
30 yr IRS 1/30/47-(Semiannually/ Quarterly)	110,000	2.686%/(2.363%)	6,760	6,760	(553)

Total IRS Contracts			$25,502	$25,502	$(2,107)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(2,151).

5Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that ranges from AAA (highest) to BB (lowest).

US Agency and US Agency mortgage-backed securities appear under US Government.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BNP – Banque Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

COP – Colombian Peso

DB – Deutsche Bank

EUR – European Monetary Unit

FHAVA – Federal Housing Administration & Veterans Administration

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

IDR – Indonesian Rupiah

INR – Indian Rupee

IRS – Interest Rate Swap

JPM – JPMorgan

(continues)                                              43

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

Summary of abbreviations: (continued)

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NZD – New Zealand Dollar

PEN – Peruvian sol

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S.F. – Single Family

TBA – To be announced

TRY – Turkish Lira

UBS – Union Bank of Switzerland

USD – US Dollar

WF – Wells Fargo

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 90.98%
Automotive – 0.42%
American Tire Distributors 144A 10.25% 3/1/22 #	698,000	$371,685

		371,685

Banking – 3.83%
Banco Bilbao Vizcaya Argentaria 6.125%µY	400,000	387,620
Credit Suisse Group 144A 6.25%#µY	455,000	467,009
HSBC Holdings 6.50%µY	610,000	620,675
Lloyds Banking Group 7.50%µY	545,000	589,418
Royal Bank of Scotland Group 8.625%µY	405,000	444,487
UBS Group 6.875%µY	800,000	843,504

		3,352,713

Basic Industry – 13.92%
Aleris International 7.875% 11/1/20	495,000	490,050
Allegheny Technologies 7.875% 8/15/23	430,000	467,539
BMC East 144A 5.50% 10/1/24 #	290,000	288,187
Cleveland-Cliffs 5.75% 3/1/25	695,000	672,850
First Quantum Minerals
144A 6.50% 3/1/24 #	390,000	371,475
144A 6.875% 3/1/26 #	235,000	223,837
144A 7.25% 5/15/22 #	280,000	283,696
Freeport-McMoRan 6.875% 2/15/23	305,000	328,637
Hudbay Minerals
144A 7.25% 1/15/23 #	50,000	52,375
144A 7.625% 1/15/25 #	390,000	414,983
IAMGOLD 144A 7.00% 4/15/25 #	340,000	347,650
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	580,000	643,800
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	560,000	599,200
New Gold 144A 6.25% 11/15/22 #	227,000	232,107
NOVA Chemicals 144A 5.25% 6/1/27 #	1,040,000	1,003,600
Novelis 144A 6.25% 8/15/24 #	610,000	622,963
Pisces Midco 144A 8.00% 4/15/26 #	725,000	728,843

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Platform Specialty Products 144A 5.875% 12/1/25 #	965,000	$942,081
Standard Industries 144A 6.00% 10/15/25 #	955,000	995,587
Tronox 144A 6.50% 4/15/26 #	300,000	299,250
Tronox Finance 144A 5.75% 10/1/25 #	760,000	741,000
William Lyon Homes 144A 6.00% 9/1/23 #	475,000	476,045
WR Grace & Co. 144A 5.625% 10/1/24 #	22,000	22,797
Zekelman Industries 144A 9.875% 6/15/23 #	850,000	937,125

		12,185,677

Capital Goods – 5.30%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	850,000	861,687
Bombardier 144A 7.50% 12/1/24 #	250,000	263,750
BWAY Holding 144A 7.25% 4/15/25 #	630,000	648,711
Eagle Intermediate Global Holding 144A 7.50% 5/1/25 #	300,000	308,250
Flex Acquisition 144A 6.875% 1/15/25 #	530,000	533,644
Titan Acquisition 144A 7.75% 4/15/26 #	405,000	404,494
Titan International 144A 6.50% 11/30/23 #	465,000	472,998
TransDigm 6.375% 6/15/26	375,000	377,813
Trident Merger Sub 144A 6.625% 11/1/25 #	785,000	771,263

		4,642,610

Consumer Cyclical – 5.91%
AMC Entertainment Holdings 6.125% 5/15/27	765,000	743,963
Boyne USA 144A 7.25% 5/1/25 #	375,000	389,175
Golden Nugget 144A 8.75% 10/1/25 #	791,000	828,573
M/I Homes 5.625% 8/1/25	410,000	396,675
Penn National Gaming 144A 5.625% 1/15/27 #	465,000	446,400
Penske Automotive Group 5.50% 5/15/26	445,000	432,763

(continues)                                              45

Schedules of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International 10.00% 12/1/22	1,125,000	$1,216,417
Staples 144A 8.50% 9/15/25 #	270,000	253,125
Tempur Sealy International 5.50% 6/15/26	490,000	465,500

		5,172,591

Consumer Non-Cyclical – 3.62%
Albertsons 6.625% 6/15/24	252,000	236,247
Dean Foods 144A 6.50% 3/15/23 #	335,000	322,019
JBS USA LUX
144A 5.75% 6/15/25 #	360,000	340,092
144A 6.75% 2/15/28 #	460,000	442,175
Minerva Luxembourg 144A 6.50% 9/20/26 #	285,000	270,394
Pilgrim’s Pride 144A 5.75% 3/15/25 #	390,000	382,200
Sigma Holdco 144A 7.875% 5/15/26 #	660,000	663,300
Weight Watchers International 144A 8.625% 12/1/25 #	480,000	517,200

		3,173,627

Energy – 16.83%
Alta Mesa Holdings 7.875% 12/15/24	740,000	769,600
AmeriGas Partners
5.625% 5/20/24	250,000	250,000
5.875% 8/20/26	415,000	413,963
Cheniere Corpus Christi Holdings 7.00% 6/30/24	410,000	449,463
Cheniere Energy Partners 144A 5.25% 10/1/25 #	555,000	543,900
Chesapeake Energy 144A 8.00% 1/15/25 #	1,020,000	991,440
Crestwood Midstream Partners 5.75% 4/1/25	465,000	462,094
Diamond Offshore Drilling 7.875% 8/15/25	610,000	628,300
Ensco 7.75% 2/1/26	755,000	712,531
Genesis Energy 6.50% 10/1/25	680,000	671,500
Gulfport Energy
6.375% 5/15/25	250,000	240,860
6.375% 1/15/26	470,000	452,493
Laredo Petroleum 6.25% 3/15/23	580,000	591,600

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil
5.75% 8/15/25	215,000	$215,000
6.875% 8/15/24	755,000	801,244
Murphy Oil USA 5.625% 5/1/27	545,000	544,319
Oasis Petroleum 144A 6.25% 5/1/26 #	435,000	435,000
Precision Drilling 144A 7.125% 1/15/26 #	1,025,000	1,037,813
Southwestern Energy 7.75% 10/1/27	1,185,000	1,226,475
Summit Midstream Holdings 5.75% 4/15/25	325,000	311,669
Targa Resources Partners 5.375% 2/1/27	470,000	452,375
144A 5.875% 4/15/26 #	395,000	393,519
Transocean 144A 9.00% 7/15/23 #	615,000	665,768
Whiting Petroleum 144A 6.625% 1/15/26 #	695,000	713,244
WildHorse Resource Development 6.875% 2/1/25	745,000	759,900

		14,734,070

Healthcare – 9.37%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	650,000	625,625
Charles River Laboratories International 144A
5.50% 4/1/26 #	870,000	887,139
CHS 6.25% 3/31/23	680,000	621,775
Encompass Health
5.75% 11/1/24	280,000	285,950
5.75% 9/15/25	570,000	585,675
HCA
5.375% 2/1/25	340,000	339,150
5.875% 2/15/26	355,000	360,325
7.58% 9/15/25	230,000	251,850
Hill-Rom Holdings
144A 5.00% 2/15/25 #	180,000	179,645
144A 5.75% 9/1/23 #	290,000	300,875
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	570,000	581,634
Polaris Intermediate 144A PIK 8.50% 12/1/22 #T	250,000	254,375
Surgery Center Holdings
144A 6.75% 7/1/25 #	450,000	427,500
144A 8.875% 4/15/21 #	755,000	779,537

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 5.125% 5/1/25 #	230,000	$225,113
8.125% 4/1/22	830,000	867,350
Teva Pharmaceutical Finance Netherlands III 144A
6.00% 4/15/24 #	655,000	636,116

		8,209,634

Insurance – 4.92%
Acrisure 144A 7.00% 11/15/25 #	500,000	473,850
AssuredPartners 144A 7.00% 8/15/25 #	840,000	831,600
HUB International 144A 7.00% 5/1/26 #	1,125,000	1,130,625
NFP 144A 6.875% 7/15/25 #	820,000	807,700
USIS Merger Sub 144A 6.875% 5/1/25 #	1,055,000	1,065,550

		4,309,325

Media – 8.36%
Altice France 144A 6.00% 5/15/22 #	295,000	292,035
Altice Luxembourg 144A 7.75% 5/15/22 #	640,000	613,600
CCO Holdings
144A 5.50% 5/1/26 #	45,000	43,929
144A 5.75% 2/15/26 #	830,000	825,850
144A 5.875% 5/1/27 #	575,000	563,500
Cequel Communications Holdings I
144A 7.50% 4/1/28 #	825,000	840,469
144A 7.75% 7/15/25 #	360,000	380,700
CSC Holdings 144A 10.875% 10/15/25 #	260,000	305,500
Gray Television 144A 5.875% 7/15/26 #	440,000	424,600
Nexstar Broadcasting 144A 5.625% 8/1/24 #	460,000	454,250
Radiate Holdco 144A 6.625% 2/15/25 #	470,000	437,100
Sirius XM Radio
144A 5.00% 8/1/27 #	290,000	277,856
144A 5.375% 4/15/25 #	670,000	668,325
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	875,000	836,719

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
VTR Finance 144A 6.875% 1/15/24 #	345,000	$357,596

		7,322,029

Services – 7.33%
Advanced Disposal Services 144A 5.625% 11/15/24 #	410,000	414,100
Avis Budget Car Rental 144A 6.375% 4/1/24 #	545,000	554,537
Covanta Holding 5.875% 7/1/25	510,000	497,250
ESH Hospitality 144A 5.25% 5/1/25 #	555,000	543,900
GEO Group
5.875% 10/15/24	55,000	55,000
6.00% 4/15/26	325,000	321,847
Herc Rentals 144A 7.75% 6/1/24 #	272,000	294,780
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	440,000	426,800
Prime Security Services Borrower 144A 9.25% 5/15/23 #	908,000	977,235
TMS International 144A 7.25% 8/15/25 #	320,000	332,000
United Rentals North America
5.50% 5/15/27	857,000	857,000
5.875% 9/15/26	340,000	355,725
WeWork 144A
7.875% 5/1/25 #	815,000	790,550

		6,420,724

Technology & Electronics – 2.82%
CommScope Technologies
144A 5.00% 3/15/27 #	885,000	849,600
144A 6.00% 6/15/25 #	235,000	243,225
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	445,000	492,837
RP Crown Parent 144A 7.375% 10/15/24 #	425,000	442,000
Solera 144A 10.50% 3/1/24 #	395,000	441,413

		2,469,075

Telecommunications – 5.91%
CenturyLink 6.75% 12/1/23	470,000	468,825
Frontier Communications 144A 8.50% 4/1/26 #	345,000	336,375

(continues)                                              47

Schedules of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Level 3 Financing
5.375% 5/1/25	885,000	$873,672
Sprint
7.125% 6/15/24	705,000	727,694
7.625% 3/1/26	255,000	269,025
7.875% 9/15/23	705,000	757,875
T-Mobile USA
6.375% 3/1/25	320,000	336,800
6.50% 1/15/26	167,000	177,855
Zayo Group 6.375% 5/15/25	1,180,000	1,225,961

		5,174,082

Transportation – 0.56%
XPO Logistics 144A
6.125% 9/1/23 #	468,000	486,135

		486,135

Utilities – 1.88%
Calpine
5.75% 1/15/25	1,340,000	1,229,450
144A 5.875% 1/15/24 #	415,000	419,150

		1,648,600

Total Corporate Bonds (cost $80,777,670)		79,672,577

Loan Agreements – 9.26%
Applied Systems 2nd Lien 9.302% (LIBOR03M + 7.00%) 9/19/25 ●	1,085,000	1,122,975
Blue Ribbon 1st Lien 5.894% (LIBOR03M + 4.00%) 11/13/21 ●	309,000	308,871
BWAY Tranche B 1st Lien 5.587% (LIBOR03M + 3.25%) 4/3/24 ●	445,000	448,245
CH Hold 2nd Lien 9.151% (LIBOR03M + 7.25%) 2/1/25 ●	295,000	300,900
Deck Chassis Acquisition 2nd Lien 7.901% (LIBOR03M + 6.00%) 6/15/23 ●	275,000	280,500
DG Investment Intermediate Holdings 2nd Lien 9.052% (LIBOR03M + 6.75%) 2/1/26 ●	80,000	81,200
Digicel International Finance Tranche B 1st Lien 5.61% (LIBOR03M + 3.25%) 5/10/24 ●	558,597	558,015

	Principal amount°	Value (US $)
Loan Agreements (continued)
Frontier Communications Tranche B1 1st Lien 5.66% (LIBOR03M + 3.75%) 6/15/24 ●	568,568	$562,527
HVSC Merger Sub 2nd Lien 10.151% (LIBOR03M + 8.25%) 10/26/25 ●	275,000	275,687
HVSC Merger Sub Tranche B 1st Lien 6.302% (LIBOR03M + 4.00%) 10/20/24 ●	279,300	282,442
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 ●	525,000	546,000
Marketo Tranche B 1st Lien 5.043% (LIBOR03M + 3.25%) 2/7/25 ●	590,000	589,170
PharMerica Tranche B 2nd Lien 9.645% (LIBOR03M + 7.75%) 12/7/25 ●	80,000	80,400
Russell Investments US Institutional Holdco Tranche B 1st Lien 6.552% (LIBOR03M + 4.25%) 6/1/23 ●	856,935	864,433
Sable International Finance Tranche B4 1st Lien 5.151% (LIBOR03M + 3.25%) 2/2/26 ●	575,000	579,806
Stars Group Holdings Tranche B 1st Lien 5.517% (LIBOR03M + 3.50%) 8/1/21 ●	250,000	251,303
Summit Midstream Partners Holdings Tranche B 1st Lien 7.901% (LIBOR03M + 6.00%) 5/21/22 ●	294,800	298,485
Utz Quality Foods 1st Lien 5.398% (LIBOR03M + 3.50%) 11/21/24 ●	279,300	282,529
VC GB Holdings 2nd Lien 9.901% (LIBOR03M + 8.00%) 2/28/25 =●	120,000	121,350
WideOpenWest Finance Tranche B 1st Lien 5.146% (LIBOR03M + 3.25%) 8/19/23 ●	284,286	277,605

Total Loan Agreements (cost $7,895,002)		8,112,443

	Number of shares	Value (US $)
Common Stock – 0.00%
Century Communications =†	60,000	$0

Total Common Stock (cost $1,816)		0

	Principal amount°
Short-Term Investments – 19.55%
Discount Note – 4.21%≠
Federal Home Loan Bank 0.00% 5/1/18	3,687,617	3,687,617

		3,687,617

Repurchase Agreements – 15.34%
Bank of America Merrill Lynch 1.64%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $1,843,910 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $1,880,704)	1,843,826	1,843,826
Bank of Montreal 1.57%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $5,531,720 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $5,642,110)	5,531,478	5,531,478
BNP Paribas 1.66%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $6,061,655 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $6,182,604)	6,061,376	6,061,376

		13,436,680

Total Short-Term Investments (cost $17,124,297)		17,124,297

Total Value of Securities – 119.79% (cost $105,798,785)		$104,909,317

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $49,538,979,which represents 56.57% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
T	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
Y	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at April 30, 2018.For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3Month

PIK – Pay-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              49

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.39%Δ
Brazil – 10.56%
CCR	475,105	$1,630,156
Embraer ADR	159,400	4,020,068
Hypera	185,000	1,659,782
Kroton Educacional	454,500	1,825,421
Suzano Papel E Celulose	300,500	3,505,776

		12,641,203

China/Hong Kong – 22.58%
China Construction Bank Class H	4,909,000	5,203,810
China Medical System Holdings	605,000	1,492,333
China Mobile	380,500	3,645,672
China Resources Power Holdings	1,176,038	2,265,574
China State Construction International Holdings	1,476,000	1,929,473
Dongfeng Motor Group Class H	1,832,000	2,037,721
Jiangsu Expressway Class H	726,000	999,000
Ping An Insurance Group of China	447,000	4,416,664
Sands China	225,200	1,312,697
Tongda Group Holdings	4,850,000	1,081,396
WH Group 144A #	2,535,500	2,645,773

		27,030,113

India – 12.85%
Bajaj Auto	52,161	2,307,620
HCL Technologies	156,175	2,463,489
Housing Development Finance	54,468	1,536,962
Indiabulls Housing Finance	153,819	3,012,308
Larsen & Toubro	58,949	1,237,364
Lupin	144,557	1,757,795
Power Grid Corp of India	409,226	1,274,462
Vedanta	402,013	1,797,433

		15,387,433

Indonesia – 1.29%
Bank Rakyat Indonesia Persero	6,680,900	1,546,271

		1,546,271

Malaysia – 5.29%
AMMB Holdings	1,027,000	1,020,849
Genting Malaysia	1,659,700	2,170,068
Malayan Banking	741,712	2,037,888

	Number of shares	Value (US $)
Common StockΔ (continued)
Malaysia (continued)
Tenaga Nasional	273,700	$1,104,985

		6,333,790

Mexico – 2.19%
Fibra Uno Administracion	1,586,331	2,626,914

		2,626,914

Peru – 0.99%
Credicorp	5,103	1,186,396

		1,186,396

Philippines – 0.85%
PLDT ADR	36,862	1,013,336

		1,013,336

Qatar – 1.78%
Qatar Electricity & Water	20,801	1,131,172
Qatar National Bank	24,239	1,005,243

		2,136,415

Republic of Korea – 15.05%
Kangwon Land	48,129	1,302,306
Korea Electric Power	46,219	1,620,619
Korea Zinc	4,429	1,797,642
Samsung Electronics	2,611	6,509,826
Samsung SDI	12,473	2,142,967
Shinhan Financial Group	58,926	2,628,925
SK Telecom	9,394	2,009,764

		18,012,049

Romania – 0.35%
Societatea Nationala de Gaze
Naturale ROMGAZ GDR ≥	42,909	416,217

		416,217

Russia – 4.70%
Gazprom PJSC ADR	688,157	3,184,791
LUKOIL PJSC ADR	16,588	1,108,078
MMC Norilsk Nickel PJSC ADR	77,572	1,333,851

		5,626,720

South Africa – 2.92%
Sasol	42,592	1,530,681
Woolworths Holdings	381,669	1,967,287

		3,497,968

Taiwan – 8.71%
Asustek Computer	128,000	1,202,711
CTBC Financial Holding	1,751,046	1,257,659
Mega Financial Holding	1,718,245	1,524,477

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan (continued)
Novatek Microelectronics	262,000	$1,106,924
Quanta Computer	222,000	405,935
Taiwan Mobile	91,000	336,792
Taiwan Semiconductor Manufacturing	598,588	4,592,617

		10,427,115

Thailand – 2.42%
Kasikornbank NVDR	287,500	1,780,933
Thai Union Group Foreign	1,962,900	1,119,525

		2,900,458

Turkey – 2.18%
Turkiye Garanti Bankasi	523,473	1,186,870
Turkiye Halk Bankasi	697,237	1,419,500

		2,606,370

United Arab Emirates – 1.68%
First Abu Dhabi Bank	593,879	2,004,846

		2,004,846

Total Common Stock (cost $104,660,551)		115,393,614

Preferred Stock—3.47%Δ
Brazil – 3.17%
Itau Unibanco Holding ADR 6.86%	124,901	1,814,811
Itausa – Investimentos Itau 5.51%	513,326	1,985,490

		3,800,301

India – 0.30%
Vedanta 7.43%	2,364,248	356,019

		356,019

Total Preferred Stock (cost $3,145,783)		4,156,320

	Principal amount°
Short-Term Investments – 0.25%
Discount Notes – 0.10%≠
Federal Home Loan Bank
0.00% 5/1/18	47,015	47,015
1.583% 5/4/18	21,682	21,679
1.62% 5/2/18	53,552	53,550

		122,244

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.15%
Bank of America Merrill Lynch 1.64%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $23,508 (collateralized by US government obligations 1.143%-2.625% 4/30/19–5/15/25; market value $23,977)	23,507	$23,507
Bank of Montreal 1.57%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $70,525 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $71,937)	70,522	70,522
BNP Paribas 1.66%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $77,281 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $78,823)	77,278	77,278

		171,307

Total Short-Term Investments (cost $293,551)		293,551

Total Value of Securities – 100.11% (cost $108,099,885)		$119,843,485

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $2,645,773, which represents 2.21% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
≥	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the SecuritiesAct of 1933, or pursuant to an exemption from registration.AtApril 30, 2018,the aggregate value of Regulation S securities was $416,217 which represents 0.35% of the Fund’s net assets.

(continues)                                              51

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	BRL	280,446	USD	(80,845)	5/2/18	$—	$(809)
BNYM	HKD	784,012	USD	(99,893)	5/2/18	4	—
BNYM	HKD	1,792,169	USD	(228,344)	5/3/18	20	—
BNYM	KRW	86,674,940	USD	(81,214)	5/2/18	—	(126)

Total Foreign Currency Exchange Contracts						$24	$(935)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

BRL – Brazilian Real

GDR – Global Depositary

Receipt HKD – Hong Kong Dollar

KRW – South Korean Won

NVDR – Non-Voting Depositary Receipt

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.04%Δ
Argentina – 1.42%
Cresud ADR	12,255	$251,718
IRSA Inversiones y Representaciones ADR	9,200	211,140
IRSA Propiedades Comerciales ADR	2,254	102,534

		565,392

Bahrain – 0.04%
Aluminum Bahrain GDR 144A #	1,800	14,562

		14,562

Brazil – 14.12%
Atacadao Distribuicao Comercio e Industria †	37,800	163,039
B2W Cia Digital †	228,885	1,875,143
Banco Bradesco ADR	50,494	494,841
Banco Santander Brasil ADR	17,000	184,280
BRF ADR †	26,500	188,945
Cia Brasileira de Distribuicao ADR	19,200	428,928
Gerdau ADR	13,000	60,710
Itau Unibanco Holding ADR	57,005	828,283
Petroleo Brasileiro ADR †	53,200	749,588
Rumo †	4,700	19,856
Telefonica Brasil ADR	32,155	454,029
Vale ADR	13,300	184,072

		5,631,714

China/Hong Kong – 28.93%
Alibaba Group Holding ADR †	11,500	2,053,209
Baidu ADR †	2,850	715,065
China Mengniu Dairy	148,000	480,847
China Mobile ADR	17,100	811,566
China Petroleum & Chemical	94,000	91,860
China Petroleum & Chemical ADR	3,770	367,726
Ctrip.com International ADR †	7,700	314,930
Ping An Healthcare and Technology 144A #†	2,500	17,478
Ping An Insurance Group of China	36,500	360,645
SINA †	16,100	1,538,194
Sohu.com †	20,300	628,894
Tencent Holdings	51,800	2,580,546
Tianjin Development Holdings	190,000	85,454
Tingyi Cayman Islands Holding	224,000	424,674
Uni-President China Holdings	492,000	467,637

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Weibo ADR †	4,770	$546,260
ZhongAn Online P&C Insurance Class H 144A #†	7,600	53,306

		11,538,291

India – 9.97%
ICICI Bank ADR	45,500	387,205
Reliance Industries GDR 144A #	98,159	2,836,795
Tata Chemicals	33,278	380,822
Tata Motors ADR †	8,000	200,960
UltraTech Cement	2,784	171,397

		3,977,179

Indonesia – 0.91%
Astra International	709,200	364,477

		364,477

Malaysia – 0.21%
UEM Sunrise †	356,100	83,954

		83,954

Mexico – 3.90%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	37,700	276,341
Coca-Cola Femsa ADR	11,700	767,988
Grupo Financiero Banorte	24,300	151,969
Grupo Televisa ADR	20,000	358,400

		1,554,698

Netherlands – 0.77%
VEON ADR	32,141	88,388
Yandex Class A †	6,600	220,176

		308,564

Peru – 0.75%
Cia de Minas Buenaventura ADR	18,800	299,860

		299,860

Republic of Korea – 18.09%
Hitejinro Holdings	20,000	176,958
KB Financial Group ADR	9,600	541,440
NAVER	289	193,740
Samsung Electronics	1,312	3,270,898
SK Hynix	16,375	1,295,527

(continues)                                              53

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
SK Telecom	2,000	$427,883
SK Telecom ADR	55,000	1,306,250

		7,212,696

Russia – 5.71%
Etalon Group GDR 144A #=	4,800	13,680
Gazprom PJSC ADR	103,216	477,684
LUKOIL (London International Exchange) ADR	6,083	406,344
LUKOIL ADR	3,400	224,026
Mail.Ru Group GDR †	3,800	120,080
Mobile TeleSystems ADR	19,400	203,700
Rosneft Oil GDR	52,800	321,763
Sberbank of Russia PJSC	141,095	508,589

		2,275,866

Taiwan – 8.39%
Hon Hai Precision Industry	280,206	785,124
MediaTek	98,000	1,126,189
Taiwan Semiconductor Manufacturing	95,000	728,880
Taiwan Semiconductor Manufacturing ADR	18,300	703,635

		3,343,828

Thailand – 1.14%
Bangkok Bank	37,099	226,873
PTT PCL	128,500	228,010

		454,883

Turkey – 2.27%
Akbank Turk	231,744	482,645
Anadolu Efes Biracilik Ve Malt Sanayii	29,112	190,922
Turkcell Iletisim Hizmetleri ADR	20,600	178,190
Turkiye Sise ve Cam Fabrikalari	48,975	54,375

		906,132

United States – 1.42%
Altaba †	8,100	567,649

		567,649

Total Common Stock (cost $29,489,567)		39,099,745

	Number of shares	Value (US $)
Preferred Stock – 1.09%Δ
Brazil – 0.14%
Gerdau 0.36%	11,700	$55,574

		55,574

Republic of Korea – 0.95%
LG Electronics 1.12%	9,610	378,354

		378,354

Total Preferred Stock (cost $277,247)		433,928

	Principal amount°
Short-Term Investments – 0.16%
Discount Note – 0.03%≠
Federal Home Loan Bank 0.00% 5/1/18	14,213	14,213

		14,213

Repurchase Agreements – 0.13%
Bank of America Merrill Lynch 1.64%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $7,107 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $7,249)	7,107	7,107
Bank of Montreal 1.57%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $21,321 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $21,746)	21,320	21,320
BNP Paribas 1.66%, dated 4/30/18, to be repurchased on 5/1/18,repurchase price $23,363 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $23,830)	23,362	23,362

		51,789

Total Short-Term Investments (cost $66,002)		66,002

Total Value of Securities – 99.29% (cost $29,832,816)	$39,599,675

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $2,935,821, which represents 7.36% of the Portfolio’s net assets. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 9 in “Security type / country and sector allocations.”
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at April 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
BNYM	HKD 138,380	USD (17,634)	5/4/18	$(1)

				$(1)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

GDR –Global Depositary Receipt

HKD – Hong Kong Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              55

Schedules of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.60%Δ
Australia – 1.23%
QBE Insurance Group	759,697	$5,696,501

		5,696,501

China/Hong Kong – 3.90%
CK Hutchison Holdings	1,194,000	14,163,124
WH Group	3,754,000	3,917,267

		18,080,391

Denmark – 1.28%
ISS	169,433	5,931,816

		5,931,816

France – 6.12%
Cie de Saint-Gobain	149,093	7,831,045
Sanofi	180,073	14,306,440
Societe Generale	113,583	6,234,736

		28,372,221

Germany – 10.99%
Allianz	49,517	11,747,665
Bayerische Motoren Werke	46,019	5,138,793
Daimler	141,282	11,175,095
Evonik Industries	161,885	5,763,114
SAP	55,819	6,229,757
Telefonica Deutschland Holding	2,276,945	10,891,319

		50,945,743

Italy – 6.30%
Enel	2,315,128	14,728,004
Eni	740,018	14,477,061

		29,205,065

Japan – 17.31%
Canon	65,300	2,246,267
FUJIFILM Holdings	177,200	7,126,292
Honda Motor	407,100	13,998,524
Isuzu Motors	223,200	3,406,990
Kirin Holdings	221,600	6,220,093
Kyushu Railway	138,300	4,426,017
Mitsubishi Electric	376,500	5,771,955
Otsuka Holdings	48,500	2,535,710
Secom	34,300	2,573,316
Sekisui Chemical	308,500	5,457,389
Sumitomo Electric Industries	396,700	6,073,110
Takeda Pharmaceutical	248,300	10,455,926
Tokio Marine Holdings	209,900	9,906,708

		80,198,297

	Number of shares	Value (US $)
Common StockΔ (continued)
Netherlands – 2.42%
Koninklijke Ahold Delhaize	464,052	$11,210,586

		11,210,586

Singapore – 6.70%
Ascendas Real Estate Investment Trust	2,435,300	4,903,658
Singapore Telecommunications	3,595,600	9,544,881
United Overseas Bank	729,209	16,574,932

		31,023,471

Spain – 5.44%
Banco Santander	516,233	3,349,544
Iberdrola	1,519,785	11,775,236
Telefonica	989,688	10,078,677

		25,203,457

Sweden – 4.93%
Telefonaktiebolaget LM Ericsson Class B	1,077,408	8,268,210
Telia	2,958,857	14,590,448

		22,858,658

Switzerland – 6.08%
ABB	436,896	10,245,674
Novartis	114,875	8,890,931
Zurich Insurance Group	28,184	9,032,531

		28,169,136

United Kingdom – 25.90%
BP	1,965,313	14,556,378
G4S	2,546,924	9,077,941
GlaxoSmithKline	585,798	11,785,725
J Sainsbury	457,883	1,947,836
John Wood Group	926,512	7,252,658
Kingfisher	2,429,676	10,161,912
Lloyds Banking Group	13,587,277	12,095,044
National Grid	511,298	5,932,503
Royal Dutch Shell Class B	463,669	16,606,236
SSE	348,334	6,622,605
Tesco	4,622,796	15,013,155
WPP	521,495	8,956,329

		120,008,322

Total Common Stock (cost $418,208,939)		456,903,664

	Number of shares	Value (US $)
Preferred Stock – 0.15%
Bayerische Motoren Werke 4.48%	6,993	$677,268

Total Preferred Stock (cost $505,658)		677,268

	Principal amount°
Short-Term Investments – 0.44%
Discount Notes – 0.17%≠
Federal Home Loan Bank
0.00% 5/1/18	343,995	343,995
1.58% 5/4/18	158,639	158,617
1.62% 5/2/18	309,225	309,210
		811,822
Repurchase Agreements – 0.27%
Bank of America Merrill Lynch 1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $172,004 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $175,436)	171,996	171,996
Bank of Montreal 1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $516,010 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $526,307)	515,987	515,987
BNP Paribas 1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $565,443 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $576,726)	565,417	565,417

		1,253,400

Total Short-Term Investments (cost $2,065,224)		2,065,222

Total Value of Securities – 99.19% (cost $420,779,821)		$459,646,154

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 10 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(120,280)	USD	145,285	5/2/18	$14	$—
BNYM	HKD	1,063,911	USD	(135,556)	5/2/18	6	—
BNYM	HKD	791,807	USD	(100,887)	5/3/18	7	—
BNYM	JPY	559,269	USD	(5,121)	5/2/18	—	(5)

Total Foreign Currency Exchange Contracts						$27	$(5)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of these amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – BNY Mellon

EUR – Euro

HKD – Hong Kong Dollar

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              57

Statements of assets and liabilities

Macquarie Institutional Portfolios

April 30, 2018 (Unaudited)

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value[1]	$112,970,581	$236,664,012	$91,472,637
Repurchase agreements, at value[2]	1,894,377	13,626,569	13,436,680
Cash	34,890	—	21,018
Cash collateral due from brokers	—	123,433	—
Foreign currencies, at value[3]	—	1,001,506	—
Receivable for securities sold	609,534	627,480	7,999,231
Dividends and interest receivable	207,211	1,991,183	1,390,911
Swap payments receivable	—	1,369	—
Variation margin due from brokers for futures contracts	—	44,156	—
Unrealized appreciation on foreign currency exchange contracts	—	13,473	—
Unrealized appreciation on interest rate swap contracts	—	25,502	—
Other assets[4]	—	75,182	48,975

Total assets	115,716,593	254,193,865	114,369,452

Liabilities:
Cash due to custodian	—	430,683	—
Payable for securities purchased	557,714	9,697,871	2,671,625
Variation margin due to brokers on centrally cleared interest rate swap contracts	—	2,107	—
Payable for fund shares redeemed	—	—	23,869,469
Investment management fees payable to affiliates	49,003	61,328	38,175
Other accrued expenses	20,073	58,578	23,449
Audit and tax fees payable	16,959	21,986	20,891
Legal fees payable to affiliates	5,326	1,321	617
Administration fees payable	3,389	—	3,361
Custody fees payable	1,416	—	1,605
Dividend disbursing and transfer agent fees and expenses payable to affiliates	706	1,495	692
Accounting and administration fees payable to affiliates	686	1,084	678
Trustees’ fees and expenses payable	293	623	291
Reports and statements to shareholders expenses payable to affiliates	78	164	75
Unrealized depreciation on credit default swap contracts	—	4,253	—
Unrealized depreciation on foreign currency exchange contracts	—	56,205	—
Upfront payments received on credit default swap contracts	—	106,905	—
Swap payments payable	—	3,450	—
Contingent liabilities[4]	—	250,607	163,250

Total liabilities	655,643	10,698,660	26,794,178

Total Net Assets	$115,060,950	$243,495,205	$87,575,274

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Net Assets Consist of:
Paid-in capital	$88,691,832	$247,070,475	$101,073,438
Undistributed net investment income	674,650	2,302,034	1,989,134
Accumulated net realized gain (loss) on investments	7,758,893	(1,853,731)	(14,597,830)
Net unrealized appreciation (depreciation) of investments	17,935,575	(3,838,643)	(889,468)
Net unrealized depreciation of foreign currencies	—	(14,940)	—
Net unrealized depreciation of foreign currency exchange contracts	—	(42,732)	—
Net unrealized depreciation of future contracts	—	(146,356)	—
Net unrealized appreciation of swap contracts	—	19,098	—

Total Net Assets	$115,060,950	$243,495,205	$87,575,274

Net Asset Value

Portfolio Class
Net assets	$115,060,950	$243,495,205	$87,575,274
Shares of beneficial interest outstanding, unlimited authorization, no par	4,316,855	24,393,501	11,795,376
Net asset value per share	$26.65	$9.98	$7.42

[1]Investments, at cost	$95,035,006	$240,502,655	$92,362,105
[2]Repurchase agreements, at cost	1,894,377	13,626,569	13,436,680
[3]Foreign currencies, at cost	—	1,009,249	—
[4]See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              59

Statements of assets and liabilities

Macquarie Institutional Portfolios

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Assets:
Investments, at value[1]	$119,672,178	$39,547,886	$458,392,754
Repurchase agreements, at value[2]	171,307	51,789	1,253,400
Foreign currencies, at value[3]	353,629	325,869	357,005
Cash	—	137,409	301,201
Receivable for securities sold	351,439	—	1,129,231
Dividends and interest receivable	199,009	55,104	1,806,218
Foreign tax reclaims receivable	3,876	1,630	2,158,517
Unrealized appreciation on foreign currency exchange contracts	24	—	27

Total assets	120,751,462	40,119,687	465,398,353

Liabilities:
Cash due to custodian	59,830	—	—
Payable for securities purchased	742,844	171,875	1,630,982
Investment management fees payable to affiliates	99,338	20,702	282,657
Custody fees payable	31,174	6,363	40,093
Other accrued expenses	19,106	15,796	24,850
Audit and tax fees payable	18,876	18,875	18,875
Dividend disbursing and transfer agent fees and expenses payable to affiliates	745	246	2,827
Legal fees payable to affiliates	731	228	2,498
Accounting and administration fees payable to affiliates	705	453	1,758
Trustees’ fees and expenses payable	344	105	1,176
Reports and statements to shareholders expenses payable to affiliates	81	27	312
Administration fees payable	—	2,520	7,393
Unrealized depreciation on foreign currency exchange contracts	935	1	5
Deferred capital gains tax payable	62,619	—	—

Total liabilities	1,037,328	237,191	2,013,426

Total Net Assets	$119,714,134	$39,882,496	$463,384,927

			Macquarie
	Macquarie	Macquarie	Labor Select
	Emerging	Emerging	International
	Markets	Markets	Equity
	Portfolio	Portfolio II	Portfolio
Net Assets Consist of:
Paid-in capital	$151,929,198	$30,785,602	$433,843,817
Undistributed (distributions in excess of) net investment income	(1,388,465)	(1,250,804)	3,461,206
Accumulated net realized gain (loss) on investments	(42,514,194)	581,346	(12,740,380)
Net unrealized appreciation of investments[4]	11,680,982	9,766,859	38,866,333
Net unrealized depreciation of foreign currencies	7,524	(506)	(46,071)
Net unrealized appreciation (depreciation) of foreign currency exchange contracts	(911)	(1)	22

Total Net Assets	$119,714,134	$39,882,496	$463,384,927

Net Asset Value

Portfolio Class
Net assets	$119,714,134	$39,882,496	$463,384,927
Shares of beneficial interest outstanding, unlimited authorization, no par	13,573,763	3,809,688	30,425,338
Net asset value per share	$8.82	$10.47	$15.23

[1]Investments, at cost	$107,928,578	$29,781,027	$419,526,421
[2]Repurchase agreements, at cost	171,307	51,789	1,253,400
[3]Foreign currencies, at cost	354,189	326,184	359,361
[4]Includes deferred capital gains tax payable	62,619	—	—
See accompanying notes, which are an integral part of the financial statements.

(continues)                                              61

Statements of operations

Macquarie Institutional Portfolios

Six months ended April 30, 2018 (Unaudited)

	Macquarie	Macquarie	Macquarie
	Large Cap	Core Plus	High Yield
	Value	Bond	Bond
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$1,614,409	$25,301	$15,676
Interest	9,673	3,566,817	3,313,089

	1,624,082	3,592,118	3,328,765

Expenses:
Management fees	382,695	429,324	251,990
Accounting and administration expenses	26,870	32,285	24,426
Legal fees	25,479	17,295	8,497
Audit and tax fees	16,959	22,481	20,996
Registration fees	10,988	11,238	8,757
Reports and statements to shareholders expenses	9,984	3,562	6,864
Dividend disbursing and transfer agent fees and expenses	8,595	11,873	6,835
Trustees’ fees and expenses	3,493	4,632	2,698
Custodian fees	3,279	5,263	2,617
Other	4,486	37,971	9,786

	492,828	575,924	343,466
Less expenses waived	(4,586)	(126,805)	(12,361)
Less expenses paid indirectly	(12)	(749)	(457)

Total operating expenses	488,230	448,370	330,648

Net Investment Income	1,135,852	3,143,748	2,998,117

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,477,178	(1,170,724)	152,364
Foreign currencies	—	(42,493)	—
Foreign currency exchange contracts	—	(98,765)	—
Futures contracts	—	857,772	—
Options purchased	—	32,087	—
Swap contracts	—	(26,525)	—

Net realized gain (loss)	9,477,178	(448,648)	152,364

Net change in unrealized appreciation (depreciation) of:
Investments	597,064	(5,189,898)	(4,583,686)
Foreign currencies	—	(4,245)	—
Foreign currency exchange contracts	—	5,185	—
Futures contracts	—	(128,247)	—
Options purchased	—	1,607	—
Swap contracts	—	65,621	—

Net change in unrealized appreciation (depreciation)	597,064	(5,249,977)	(4,583,686)

Net Realized and Unrealized Gain (Loss)	10,074,242	(5,698,625)	(4,431,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,210,094	$(2,554,877)	$(1,433,205)

See accompanying notes, which are an integral part of the financial statements.

	Macquarie Emerging Markets Portfolio	Macquarie Emerging Markets Portfolio II	Macquarie Labor Select International Equity Portfolio
Investment Income:
Dividends	$2,082,753	$410,139	$8,128,646
Interest	9,572	1,215	14,228
Foreign tax withheld	(191,330)	(55,037)	(668,096)

	1,900,995	356,317	7,474,778

Expenses:
Management fees	678,878	213,690	1,794,726
Custodian fees	50,240	13,291	58,724
Audit and tax fees	30,774	25,219	43,258
Accounting and administration expenses	26,557	18,214	57,302
Legal fees	13,156	4,049	38,982
Reports and statements to shareholders expenses	11,388	6,127	20,231
Registration fees	8,996	12,339	9,240
Dividend disbursing and transfer agent fees and expenses	8,378	2,691	29,200
Trustees’ fees and expenses	3,283	1,035	11,436
Other	8,331	6,344	13,226

	839,981	302,999	2,076,325
Less expenses waived	—	(46,360)	—
Less expenses paid indirectly	(1)	(1)	(38)

Total operating expenses	839,980	256,638	2,076,287

Net Investment Income	1,061,015	99,679	5,398,491

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments[1]	3,368,556	1,181,674	9,984,058
Foreign currencies	(15,154)	15,363	179,930
Foreign currency exchange contracts	(32,061)	(4,395)	(134,624)

Net realized gain	3,321,341	1,192,642	10,029,364

Net change in unrealized appreciation (depreciation) of:
Investments[2]	1,943,687	(989,904)	(1,819,589)
Foreign currencies	4,662	(1,317)	(11,369)
Foreign currency exchange contracts	(2,293)	(1)	3,846

Net change in unrealized appreciation (depreciation)	1,946,056	(991,222)	(1,827,112)

Net Realized and Unrealized Gain	5,267,397	201,420	8,202,252

Net Increase in Net Assets Resulting from Operations	$6,328,412	$301,099	$13,600,743

1Includes $148,178 and $76,749 capital gains taxes paid for Macquarie Emerging Markets Portfolio and Macquarie Emerging Markets Portfolio II, respectively.

2Includes $179,822 and $29,367 capital gains tax accrued for Macquarie Emerging Markets Portfolio and Macquarie Emerging Markets Portfolio II, respectively.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Macquarie Institutional Portfolios

	Macquarie Large Cap Value Portfolio		Macquarie Core Plus Bond Portfolio		Macquarie High Yield Bond Portfolio
	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,135,852	$3,443,600	$3,143,748	$4,506,913	$2,998,117	$8,935,672
Net realized gain (loss)	9,477,178	14,613,043	(448,648)	(541,581)	152,364	6,778,229
Net change in unrealized appreciation (depreciation)	597,064	8,198,956	(5,249,977)	(4,592)	(4,583,686)	(2,780,599)

Net increase (decrease) in net assets resulting from operations	11,210,094	26,255,599	(2,554,877)	3,960,740	(1,433,205)	12,933,302

Dividends and Distributions to Shareholders from:
Net investment income	(3,215,678)	(4,144,665)	(5,030,141)	(3,413,875)	(7,953,373)	(13,576,518)
Net realized gain	(16,019,745)	(7,310,275)	—	—	—	—

	(19,235,423)	(11,454,940)	(5,030,141)	(3,413,875)	(7,953,373)	(13,576,518)

Capital Share Transactions:
Proceeds from shares sold	380,626	17,904,730	78,650,000	46,514,968	3,818,501	12,229,617
Net asset value of shares issued upon reinvestment of dividends and distributions	17,071,425	9,619,602	4,763,506	3,169,915	7,626,256	13,425,532

	17,452,051	27,524,332	83,413,506	49,684,883	11,444,757	25,655,149

Cost of shares redeemed	(63,233,525)	(90,585,162)	(575,000)	(15,254,949)	(27,756,257)	(154,038,130)

Increase (decrease) in net assets derived from capital share transactions	(45,781,474)	(63,060,830)	82,838,506	34,429,934	(16,311,500)	(128,382,981)

Net Increase (Decrease) in Net Assets	(53,806,803)	(48,260,171)	75,253,488	34,976,799	(25,698,078)	(129,026,197)

Net Assets:
Beginning of period	168,867,753	217,127,924	168,241,717	133,264,918	113,273,352	242,299,549

End of period	$115,060,950	$168,867,753	$243,495,205	$168,241,717	$87,575,274	$113,273,352

Undistributed net investment income	$674,650	$2,754,476	$2,302,034	$4,188,427	$1,989,134	$6,944,390

See accompanying notes, which are an integral part of the financial statements.

	Macquarie Emerging Markets Portfolio		Macquarie Emerging Markets Portfolio II		Macquarie Labor Select International Equity Portfolio
	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,061,015	$3,030,050	$99,679	$545,504	$5,398,491	$13,575,986
Net realized gain (loss)	3,321,341	(2,154,365)	1,192,642	1,715,456	10,029,364	15,210,041
Net change in unrealized appreciation (depreciation)	1,946,056	20,302,237	(991,222)	10,672,281	(1,827,112)	63,965,975

Net increase in net assets resulting from operations	6,328,412	21,177,922	301,099	12,933,241	13,600,743	92,752,002

Dividends and Distributions to Shareholders from:
Net investment income	(5,300,800)	(4,559,146)	(1,139,072)	(419,713)	(14,155,472)	(12,309,632)

	(5,300,800)	(4,559,146)	(1,139,072)	(419,713)	(14,155,472)	(12,309,632)

Capital Share Transactions:
Proceeds from shares sold	1,582,496	14,846,158	—	100,000	12,533,066	38,212,375
Purchase reimbursement fees	5,399	81,116	—	—	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	4,187,088	3,181,049	1,139,072	419,713	14,139,472	12,038,422

	5,774,983	18,108,323	1,139,072	519,713	26,672,538	50,250,797

Cost of shares redeemed	(23,873,403)	(32,052,050)	(6,464,861)	(4,184,535)	(53,005,621)	(35,250,381)
Redemption reimbursement fees	106,963	175,299	—	—	—	—

	(23,766,440)	(31,876,751)	(6,464,861)	(4,184,535)	(53,005,621)	(35,250,381)

Increase (decrease) in net assets derived from capital share transactions	(17,991,457)	(13,768,428)	(5,325,789)	(3,664,822)	(26,333,083)	15,000,416

Net Increase (Decrease) in Net Assets	(16,963,845)	2,850,348	(6,163,762)	8,848,706	(26,887,812)	95,442,786
Net Assets:
Beginning of period	136,677,979	133,827,631	46,046,258	37,197,552	490,272,739	394,829,953

End of period	$119,714,134	$136,677,979	$39,882,496	$46,046,258	$463,384,927	$490,272,739

Undistributed (distributions in excess of) net investment income	$(1,388,465)	$2,851,320	$(1,250,804)	$(211,411)	$3,461,206	$12,218,187

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/18[1]	Year ended
	(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Net asset value, beginning of period	$28.54	$26.39	$27.30	$27.61	$24.19	$18.97

Income from investment operations:
Net investment income[2]	0.22	0.47	0.51	0.53	0.47	0.44
Net realized and unrealized gain	1.83	3.09	1.19	0.34	3.39	5.17

Total from investment operations	2.05	3.56	1.70	0.87	3.86	5.61

Less dividends and distributions from:
Net investment income	(0.66)	(0.51)	(0.56)	(0.43)	(0.32)	(0.39)
Net realized gain	(3.28)	(0.90)	(2.05)	(0.75)	(0.12)	—

Total dividends and distributions	(3.94)	(1.41)	(2.61)	(1.18)	(0.44)	(0.39)

Net asset value, end of period	$26.65	$28.54	$26.39	$27.30	$27.61	$24.19

Total return[3]	7.46%	13.83%	7.15%	3.18%	16.19%	30.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,061	$168,868	$217,128	$214,726	$139,797	$89,237
Ratio of expenses to average net assets	0.70%	0.66%	0.65%	0.65%	0.68%	0.70%
Ratio of expenses to average net assets prior to fees waived[4]	0.71%	0.66%	0.65%	0.65%	0.68%	0.72%
Ratio of net investment income to average net assets	1.63%	1.74%	1.97%	1.92%	1.83%	1.97%
Ratio of net investment income to average net assets prior to fees waived[4]	1.62%	1.74%	1.97%	1.92%	1.83%	1.95%
Portfolio turnover	3%	23%	13%	31%	19%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/18[1]	Year ended
	(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Net asset value, beginning of period	$10.41	$10.42	$10.29	$10.37	$10.10	$10.54

Income (loss) from investment operations:
Net investment income[2]	0.16	0.32	0.22	0.24	0.29	0.29
Net realized and unrealized gain (loss)	(0.28)	(0.06)	0.14	(0.11)	0.21	(0.35)

Total from investment operations	(0.12)	0.26	0.36	0.13	0.50	(0.06)

Less dividends and distributions from:
Net investment income	(0.31)	(0.27)	(0.23)	(0.21)	(0.23)	(0.38)
Net realized gain	—	—	— [3]	—	—	—

Total dividends and distributions	(0.31)	(0.27)	(0.23)	(0.21)	(0.23)	(0.38)

Net asset value, end of period	$9.98	$10.41	$10.42	$10.29	$10.37	$10.10

Total return[4]	(1.20% )	2.60%	3.63%	1.29%	5.02%	(0.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$243,495	$168,242	$133,265	$128,094	$77,036	$56,641
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to fees waived[5]	0.58%	0.60%	0.60%	0.61%	0.65%	0.70%
Ratio of net investment income to average net assets	3.15%	3.08%	2.12%	2.33%	2.90%	2.84%
Ratio of net investment income to average net assets prior to fees waived[5]	3.02%	2.93%	1.97%	2.17%	2.70%	2.59%
Portfolio turnover	80%	162%	310%	436%	339%	358%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended Oct. 31, 2016, net realized gain distributions of $51,289 was made by the Portfolio, which calculated to a de minimis amount of $(0.004) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              67

Financial highlights

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/18[1]	Year ended
	(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Net asset value, beginning of period	$8.09	$7.88	$7.78	$8.61	$8.72	$8.35

Income (loss) from investment operations:
Net investment income[2]	0.20	0.43	0.45	0.49	0.50	0.53
Net realized and unrealized gain (loss)	(0.30)	0.23	0.02	(0.79)	(0.07)	0.29

Total from investment operations	(0.10)	0.66	0.47	(0.30)	0.43	0.82

Less dividends and distributions from:
Net investment income	(0.57)	(0.45)	(0.37)	(0.42)	(0.54)	(0.45)
Net realized gain	—	—	—	(0.11)	—	—

Total dividends and distributions	(0.57)	(0.45)	(0.37)	(0.53)	(0.54)	(0.45)

Net asset value, end of period	$7.42	$8.09	$7.88	$7.78	$8.61	$8.72

Total return[3]	(1.30% )	8.88%	6.63%	(3.41% )	5.23%	10.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,575	$113,273	$242,300	$206,129	$143,182	$135,310
Ratio of expenses to average net assets	0.59%	0.57%	0.55%	0.56%	0.57%	0.57%
Ratio of expenses to average net assets prior to fees waived[4]	0.61%	0.58%	0.55%	0.56%	0.57%	0.57%
Ratio of net investment income to average net assets	5.36%	5.58%	6.10%	6.09%	5.76%	6.29%
Ratio of net investment income to average net assets prior to fees waived[4]	5.34%	5.57%	6.10%	6.09%	5.76%	6.29%
Portfolio turnover	73%	99%	119%	84%	101%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/18[1]	Year ended
	(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Net asset value, beginning of period	$8.76	$7.77	$7.47	$9.75	$10.11	$10.16

Income (loss) from investment operations:
Net investment income[2]	0.07	0.18	0.18	0.16	0.22	0.18
Net realized and unrealized gain (loss)	0.32	1.05	0.29	(1.77)	(0.09)	0.15

Total from investment operations	0.39	1.23	0.47	(1.61)	0.13	0.33

Less dividends and distributions from:
Net investment income	(0.34)	(0.26)	(0.18)	(0.22)	(0.18)	(0.24)
Net realized gain	—	—	—	(0.47)	(0.33)	(0.16)

Total dividends and distributions	(0.34)	(0.26)	(0.18)	(0.69)	(0.51)	(0.40)

Reimbursement fees:
Purchase reimbursement fees[2,3]	— [4]	0.01	— [5]	— [6]	0.01	0.01
Redemption reimbursement fees[2,3]	0.01	0.01	0.01	0.02	0.01	0.01

	0.01	0.02	0.01	0.02	0.02	0.02

Net asset value, end of period	8.82	8.76	$7.77	$7.47	$9.75	$10.11

Total return[7]	4.68%	16.88%	6.75%	(17.11% )	1.89%	3.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,714	$136,678	$133,828	$172,674	$310,211	$333,884
Ratio of expenses to average net assets[8]	1.24%	1.22%	1.19%	1.19%	1.16%	1.20%
Ratio of net investment income to average net assets[8]	1.56%	2.24%	2.51%	1.90%	2.25%	1.72%
Portfolio turnover	20%	45%	28%	27%	30%	40% [9]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.

[4]	For the six months ended April 30, 2018, purchase reimbursement fees of $5,399 were earned by the portfolio, which calculated to a de minimis amount of $0.0004 per share.

[5]	For the year ended Oct. 31, 2016, purchase reimbursement fees of $42,620 were earned by the Portfolio, which calculated to a de minimis amount of $0.002 per share.

[6]	For the year ended Oct. 31, 2015, purchase reimbursement fees of $118,421 were earned by the Portfolio, which calculated to a de minimis amount of $0.004 per share.

[7]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

[8]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statements of operations.”

[9]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                              69

Financial highlights

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/18[1]	Year ended
	(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Net asset value, beginning of period	$10.74	$8.01	$7.37	$9.88	$9.65	$8.17

Income (loss) from investment operations:
Net investment income[2]	0.03	0.12	0.07	0.04	0.06	0.08
Net realized and unrealized gain (loss)	(0.03)	2.70	0.88	(2.15)	0.30	1.44

Total from investment operations	—	2.82	0.95	(2.11)	0.36	1.52

Less dividends and distributions from:
Net investment income	(0.27)	(0.09)	(0.08)	(0.14)	(0.09)	(0.04)
Net realized gain	—	—	(0.23)	(0.26)	(0.04)	—

Total dividends and distributions	(0.27)	(0.09)	(0.31)	(0.40)	(0.13)	(0.04)

Net asset value, end of period	$10.47	$10.74	$8.01	$7.37	$9.88	$9.65

Total return[3]	0.01%	35.74%	13.62%	(21.84% )	3.80%	18.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,882	$46,046	$37,198	$33,314	$42,515	$42,223
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.21%	1.20%	1.20%
Ratio of expenses to average net assets prior to fees waived[4]	1.42%	1.32%	1.34%	1.35%	1.32%	1.36%
Ratio of net investment income to average net assets	0.47%	1.34%	0.97%	0.43%	0.64%	0.85%
Ratio of net investment income to average net assets prior to fees waived[4]	0.25%	1.22%	0.83%	0.29%	0.52%	0.69%
Portfolio turnover	4%	14%	20%	8%	11%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	4/30/18[1]	Year ended
	(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Net asset value, beginning of period	$15.21	$12.83	$13.79	$14.74	$15.07	$12.65

Income (loss) from investment operations:
Net investment income[2]	0.17	0.41	0.43	0.37	0.69	0.32
Net realized and unrealized gain (loss)	0.29	2.35	(1.02)	(0.52)	(0.57)	2.52

Total from investment operations	0.46	2.76	(0.59)	(0.15)	0.12	2.84

Less dividends and distributions from:
Net investment income	(0.44)	(0.38)	(0.37)	(0.80)	(0.45)	(0.42)

Total dividends and distributions	(0.44)	(0.38)	(0.37)	(0.80)	(0.45)	(0.42)

Net asset value, end of period
	$15.23	$15.21	$12.83	$13.79	$14.74	$15.07

Total return[3]	3.06%	22.13%	(4.24% )	(0.98% )	0.86%	23.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$463,385	$490,273	$394,830	$360,650	$373,497	$506,102
Ratio of expenses to average net assets[4]	0.87%	0.86%	0.86%	0.87%	0.86%	0.88%
Ratio of net investment income to average net assets[4]	2.25%	2.96%	3.39%	2.63%	4.54%	2.43%
Portfolio turnover	10%	21%	22%	20%	23%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Macquarie Institutional Portfolios

April 30, 2018 (Unaudited)

Macquarie Institutional Portfolios (registered as Delaware Pooled® Trust (Trust)) is organized as a Delaware statutory trust and offers seven separate Portfolios. These financial statements and the related notes pertain to Macquarie Large Cap Value Portfolio, Macquarie Core Plus Bond Portfolio, Macquarie High Yield Bond Portfolio, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio, (each, a Portfolio, and collectively, the Portfolios). Delaware REIT Fund is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended. Each Portfolio offers one class of shares.

The investment objective of Macquarie Large Cap Value Portfolio is to seek long-term capital appreciation.

The investment objective of Macquarie Core Plus Bond Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of Macquarie High Yield Bond Portfolio is to seek high total return.

The investment objective of Macquarie Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of Macquarie Emerging Markets Portfolio II is to seek long-term capital appreciation.

The investment objective of Macquarie Labor Select International Equity Portfolio is to seek maximum long-term total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken or to be taken on the Portfolios’ federal income tax returns through the six months ended April 30, 2018 and for all open tax years (years ended Oct. 31, 2015–Oct 31, 2017), and has concluded that no provision for federal income tax is required in any Portfolio’s financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended April 30, 2018, the Portfolios did not incur any interest or tax penalties.

Repurchase Agreements — Each Portfolio may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2018, and matured on the next business day.

To Be Announced Trades (TBA) — Certain Portfolios may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by each Portfolio to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Portfolio on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Portfolio is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — Macquarie Emerging Markets Portfolio may charge a 0.40% purchase reimbursement fee and a 0.45% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the “Statements of changes in net assets.”

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the

(continues)                                              73

Notes to financial statements

Macquarie Institutional Portfolios

1. Significant Accounting Policies (continued)

effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Portfolios will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, each Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. There were no commission rebates for the six months ended April 30, 2018.

Each Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding offset included in “Less expenses paid indirectly.” For the six months ended April 30, 2018, custody credits are as follows:

Custody Credits
Macquarie Large Cap Value Portfolio	$ 11
Macquarie Core Plus Bond Portfolio	748
Macquarie High Yield Bond Portfolio	456
Macquarie Labor Select International Equity Portfolio	36

Each Portfolio receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2018, earnings credits are as follows:

Earnings Credits
Macquarie Large Cap Value Portfolio	$ 1
Macquarie Core Plus Bond Portfolio	1
Macquarie High Yield Bond Portfolio	1
Macquarie Emerging Markets Portfolio	1
Macquarie Emerging Markets Portfolio II	1
Macquarie Labor Select International Equity Portfolio	2

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily and paid monthly based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Portfolio (except for Macquarie Labor Select International Equity Portfolio and Macquarie Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed specified percentages of average daily net assets of each Portfolio from Nov. 1, 2017 through April 30, 2018.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios and may only be terminated by agreement of DMC and the Portfolios.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2018, are as follows:

		Contractual
		operating expense
	Management	limitation as
	fee as a percentage	a percentage
	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†
Macquarie Large Cap Value Portfolio	0.55%	0.70%
Macquarie Core Plus Bond Portfolio	0.43%	0.45%
Macquarie High Yield Bond Portfolio	0.45%	0.59%
Macquarie Emerging Markets Portfolio	1.00%	N/A
Macquarie Emerging Markets Portfolio II	1.00%	1.20%
Macquarie Labor Select International Equity Portfolio	0.75%	N/A

†	These operating expense limitations exclude certain expenses, such as 12b-1 fees, taxes, interest, short sale dividend and interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations. In some instances, a Portfolio’s annual operating expenses may be lower than the contracted operating expense limitations.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to Macquarie Emerging Markets Portfolio and Macquarie Labor Select International Equity Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets:

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
Macquarie Emerging Markets Portfolio	0.75%
Macquarie Labor Select International Equity Portfolio	0.30%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Portfolio. For these services DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administrative expenses.”

For the six months ended April 30, 2018, each Portfolio was charged for these services as follows:

Macquarie Large Cap Value Portfolio	$4,620
Macquarie Core Plus Bond Portfolio	5,765
Macquarie High Yield Bond Portfolio	4,105
Macquarie Emerging Markets Portfolio	4,555
Macquarie Emerging Markets Portfolio II	2,793
Macquarie Labor Select International Equity Portfolio	11,048

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Notes to financial statements

Macquarie Institutional Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2018, each Portfolio was charged the following amounts for these services:

Macquarie Large Cap Value Portfolio	$5,219
Macquarie Core Plus Bond Portfolio	7,488
Macquarie High Yield Bond Portfolio	4,200
Macquarie Emerging Markets Portfolio	5,092
Macquarie Emerging Markets Portfolio II	1,603
Macquarie Labor Select International Equity Portfolio	17,947

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Portfolios. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended April 30, 2018, each Portfolio was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Macquarie Large Cap Value Portfolio	$19,070
Macquarie Core Plus Bond Portfolio	5,225
Macquarie High Yield Bond Portfolio	2,920
Macquarie Emerging Markets Portfolio	6,465
Macquarie Emerging Markets Portfolio II	1,832
Macquarie Labor Select International Equity Portfolio	12,485

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

Cross trades for the six months ended April 30, 2018, were executed by Macquarie High Yield Bond Portfolio pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2018, Macquarie High Yield Bond Portfolio engaged in securities purchases of $1,470,490 and securities sales of $6,870,866, which resulted in net realized gains of $28,879.

*	The aggregate contractual waiver period covering this report is from Feb. 28, 2017 through Feb. 28, 2019.

3. Investments

For the six months ended April 30, 2018, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie Large Cap Value Portfolio	$3,633,482	$—	$68,672,307	$—
Macquarie Core Plus Bond Portfolio	138,750,261	99,145,221	72,273,182	84,004,680
Macquarie High Yield Bond Portfolio	76,305,990	—	90,774,001	—
Macquarie Emerging Markets Portfolio	27,512,169	—	48,116,372	—
Macquarie Emerging Markets Portfolio II	1,807,409	—	8,649,998	—
Macquarie Labor Select International Equity Portfolio	49,040,515	—	84,901,316	—

At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation of investments and derivatives
Macquarie Large Cap Value Portfolio	$96,929,383	$19,778,895	$(1,843,320)	$17,935,575
Macquarie Core Plus Bond Portfolio	254,129,224	1,357,600	(5,196,243)	(3,838,643)
Macquarie High Yield Bond Portfolio	105,873,720	653,614	(1,618,017)	(964,403)
Macquarie Emerging Markets Portfolio	108,099,885	21,181,947	(9,438,347)	11,743,600
Macquarie Emerging Markets Portfolio II	29,832,816	13,551,515	(3,784,656)	9,766,859
Macquarie Labor Select International Equity Portfolio	420,779,821	65,856,111	(26,989,756)	38,866,355

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At April 30, 2018, the Portfolios had capital loss carryforwards available to offset future realized capital gains as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2018	Short-term	Long-term	Total
Macquarie Core Plus Bond Portfolio	$—	$1,209,521	$—	$1,209,521
Macquarie High Yield Bond Portfolio	—	5,775,827	8,715,369	14,491,196
Macquarie Emerging Markets Portfolio	—	—	41,947,331	41,947,331
Macquarie Emerging Markets Portfolio II	—	—	601,171	601,171
Macquarie Labor Select International Equity Portfolio	18,475,802	—	—	18,475,802

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of Macquarie Large Cap Value Portfolio’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$111,807,636	$—	$111,807,636
Short-Term Investments	—	3,057,322	3,057,322

Total Value of Securities	$111,807,636	$3,057,322	$114,864,958

The following table summarizes the valuation of Macquarie Core Plus Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$73,591,660	$342,917	$73,934,577
Corporate Debt	—	107,998,981	—	107,998,981
Municipal Bonds	—	265,511	—	265,511
Foreign Debt	—	15,135,033	—	15,135,033
Loan Agreements	—	23,273,813	—	23,273,813
US Treasury Obligations	—	10,878,435	—	10,878,435
Convertible Preferred Stock[1]	879,055	30,165	—	909,220
Preferred Stock	—	528,711	—	528,711
Short-Term Investments	—	17,366,300	—	17,366,300

Total Value of Securities	$879,055	$249,068,609	$342,917	$250,290,581

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	—	13,473	—	13,473
Futures Contracts	24,991	—	—	24,991
Swap Contracts	—	25,502	—	25,502
Liabilities:
Foreign Currency Exchange Contracts	—	(56,205)	—	(56,205)
Futures Contracts	(171,347)	—	—	(171,347)
Swap Contracts	—	(4,253)	—	(4,253)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	—	99.54%	0.46%	100.00%
Convertible Preferred Stock	96.68%	3.32%	—	100.00%

2Foreign Currency Exchange Contracts, Futures Contracts, and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

The following table summarizes the valuation of Macquarie High Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$79,672,577	$—	$79,672,577
Loan Agreements[1]	7,991,093	121,350	8,112,443
Common Stock	—	—	—
Short-Term Investments	17,124,297	—	17,124,297

Total Value of Securities	$104,787,967	$121,350	$104,909,317

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	98.50%	1.50%	100.00%

The following table summarizes the valuation of Macquarie Emerging Markets Portfolio’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Brazil	$12,641,203	$—	$12,641,203
China/Hong Kong	1,492,333	25,537,780	27,030,113
India	2,463,489	12,923,944	15,387,433
Indonesia	—	1,546,271	1,546,271
Malaysia	2,170,068	4,163,722	6,333,790
Mexico	2,626,914	—	2,626,914
Peru	1,186,396	—	1,186,396
Philippines	1,013,336	—	1,013,336
Qatar	1,131,172	1,005,243	2,136,415
Republic of Korea	—	18,012,049	18,012,049
Romania	—	416,217	416,217
Russia	—	5,626,720	5,626,720
South Africa	—	3,497,968	3,497,968
Taiwan	—	10,427,115	10,427,115
Thailand	1,119,525	1,780,933	2,900,458
Turkey	2,606,370	—	2,606,370
United Arab Emirates	2,004,846	—	2,004,846
Preferred Stock	4,156,320	—	4,156,320
Short-Term Investments	—	293,551	293,551

Total Value of Securities	$34,611,972	$85,231,513	$119,843,485

	Level 1	Level 2	Total
Derivatives[1]
Assets:
Foreign Currency Exchange Contract	$—	$ 24	$ 24
Liabilities:
Foreign Currency Exchange Contract	$—	$ (935)	$ (935)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

(continues)                                              81

Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

The following table summarizes the valuation of Macquarie Emerging Markets Portfolio II’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Argentina	$565,392	$—	$565,392
Bahrain	—	14,562	14,562
Brazil	5,631,714	—	5,631,714
China/Hong Kong	7,400,518	4,137,773	11,538,291
India	588,165	3,389,014	3,977,179
Indonesia	—	364,477	364,477
Malaysia	83,954	—	83,954
Mexico	1,554,698	—	1,554,698
Netherlands	308,564	—	308,564
Peru	299,860	—	299,860
Republic of Korea	1,847,690	5,365,006	7,212,696
Russia	427,726	1,848,140	2,275,866
Taiwan	703,635	2,640,193	3,343,828
Thailand	228,010	226,873	454,883
Turkey	906,132	—	906,132
United States	567,649	—	567,649
Preferred Stock	55,574	378,354	433,928
Short-Term Investments	—	66,002	66,002

Total Value of Securities	$21,169,281	$18,430,394	$39,599,675

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contract	$—	$(1)	$(1)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The following table summarizes the valuation of Macquarie Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Australia	$—	$5,696,501	$5,696,501
China/Hong Kong	—	18,080,391	18,080,391
Denmark	—	5,931,816	5,931,816
France	—	28,372,221	28,372,221
Germany	—	50,945,743	50,945,743
Italy	—	29,205,065	29,205,065
Japan	6,961,727	73,236,570	80,198,297
Netherlands	—	11,210,586	11,210,586
Singapore	—	31,023,471	31,023,471
Spain	—	25,203,457	25,203,457
Sweden	—	22,858,658	22,858,658
Switzerland	—	28,169,136	28,169,136
United Kingdom	—	120,008,322	120,008,322
Preferred Stock	—	677,268	677,268
Short-Term Investments	—	2,065,222	2,065,222

Total Value of Securities	$6,961,727	$452,684,427	$459,646,154

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$27	$27
Liabilities:
Foreign Currency Exchange Contracts	—	(5)	(5)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at April 30, 2018, a portion of the common stock of Macquarie Emerging Markets Portfolio II and a majority of Macquarie Emerging Markets Portfolio and Macquarie Labor Select International Equity Portfolio was categorized as Level 2.

During the six months ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to each Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Portfolio’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to each Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined

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Notes to financial statements

Macquarie Institutional Portfolios

3. Investments (continued)

not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Portfolio’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Shares sold	Shares issued upon reinvestment of dividends and distributions	Shares redeemed	Net increase (decrease)
Six months ended April 30, 2018:
Macquarie Large Cap Value Portfolio	14,469	654,078	(2,267,863)	(1,599,316)
Macquarie Core Plus Bond Portfolio	7,818,145	470,702	(56,702)	8,232,145
Macquarie High Yield Bond Portfolio	504,388	1,015,480	(3,728,291)	(2,208,423)
Macquarie Emerging Markets Portfolio	164,712	489,718	(2,685,821)	(2,031,391)
Macquarie Emerging Markets Portfolio II	—	111,021	(587,230)	(476,209)
Macquarie Labor Select International Equity Portfolio	828,038	950,233	(3,580,808)	(1,802,537)

Year ended Oct. 31, 2017:
Macquarie Large Cap Value Portfolio	650,421	359,881	(3,320,683)	(2,310,381)
Macquarie Core Plus Bond Portfolio	4,527,737	320,194	(1,472,623)	3,375,308
Macquarie High Yield Bond Portfolio	1,571,066	1,792,461	(20,098,220)	(16,734,693)
Macquarie Emerging Markets Portfolio	1,926,721	446,150	(4,001,404)	(1,628,533)
Macquarie Emerging Markets Portfolio II	10,989	56,949	(427,556)	(359,618)
Macquarie Labor Select International Equity Portfolio	2,907,378	956,189	(2,407,338)	1,456,229

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, each Portfolio, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is generally allocated across the Participants based on a weighted average of the respective net assets of each participant. The line of credit available under the agreement expires on Nov. 5, 2018.

Each Portfolio had no amounts outstanding as of April 30, 2018, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

Macquarie Core Plus Bond Portfolio used foreign currency exchange contracts and foreign cross currency exchange contracts in order to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Macquarie Core Plus Bond, Macquarie High Yield Bond, Macquarie Emerging Markets, and Macquarie Emerging Markets II Portfolios may use futures contracts in the normal course of pursuing their respective investment objectives. Each Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, a Portfolio deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Macquarie Core Plus Bond Portfolio posted securities collateral valued at $214,499 as margin for open futures contracts. Securities collateral are presented on the “Schedule of investments.”

Macquarie Core Plus Bond Portfolio used futures contracts in order to hedge the Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Portfolio may enter into options contracts in the normal course of pursuing its respective investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Portfolio may buy or write call or put options on securities, financial indices, futures, swaps, and foreign currencies. When each Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

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Notes to financial statements

Macquarie Institutional Portfolios

6. Derivatives (continued)

Macquarie Core Plus Bond Portfolio used option contracts in order to manage the Portfolio’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. Macquarie Core Plus Bond Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Macquarie Core Plus Bond Portfolio used interest rate swap contracts in order to manage the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2018, certain of the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at April 30, 2018, the notional value of the protection sold was USD 890,000, which reflects the maximum potential amount Macquarie Core Plus Bond Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Portfolio or other third parties which the Portfolio can obtain upon occurrence of a credit event. At April 30, 2018, net unrealized depreciation of the protection sold was $4,253.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. Each Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having netting arrangements between each Portfolio and the counterparty and by the posting of collateral by the counterparty to each Portfolio to cover the Portfolios’ exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

Macquarie Core Plus Bond Portfolio used CDS contracts in order to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At April 30, 2018, Macquarie Core Plus Bond Portfolio posted $110,000 cash collateral for credit default swap contracts, and $13,433 cash collateral for centrally cleared interest rate swap contracts, which are included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2018 were as follows:

	Macquarie Core Plus Bond Portfolio Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$13,473	$—	$13,473
Variation margin due from brokers on futures contracts*	—	24,991	24,991
Variation margin due to brokers on centrally cleared interest rate swap contracts**	—	25,502	25,502

Total	$13,473	$50,493	$63,966

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$56,205	$—	$—	$56,205
Variation margin due to brokers on futures contracts*	—	171,347	—	171,347
Unrealized depreciation on credit default swap contracts	—	—	4,253	4,253

Total	$56,205	$171,347	$4,253	$231,805

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2018. Only current day variation margin is reported on the “Statements of assets and liabilities.”

**	Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts are opened through April 30, 2018. Only current day variation margin is reported on the “Statements of assets and liabilities.”

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Notes to financial statements

Macquarie Institutional Portfolios

6. Derivatives (continued)

The effect of derivative instruments on the “Statements of operations” for the six months ended April 30, 2018 was as follows:

	Macquarie Core Plus Bond Portfolio Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Forward currency exchange contracts	$(98,765)	$—	(20,365)	$—	$(119,130)
Equity contracts	—	432,413	—	—	432,413
Interest rate contracts	—	425,359	52,452	(5,355)	472,456
Credit contracts	—	—	—	(21,170)	(21,170)

Total	$(98,765)	$857,772	$32,087	$(26,525)	$764,569

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swaps Contracts	Total
Forward currency exchange contracts	$5,185	$1,794	$1,607	$—	$8,586
Equity contracts	—	—	—	—	—
Interest rate contracts	—	(130,041)	—	36,683	(93,358)
Credit contracts	—	—	—	28,938	28,938

Total	$5,185	$(128,247)	$1,607	$65,621	$(55,834)

At April 30, 2018, Macquarie Emerging Markets Portfolio, Macquarie Emerging Markets Portfolio II, and Macquarie Labor Select International Equity Portfolio had foreign currency risk, which is disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2018.

	Macquarie Core Plus Bond Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,571,813	USD	955,700
Futures contracts (average notional value)		7,392,012		11,768,419
Options contracts (average notional value)		8,688		—
CDS contracts (average notional value)*		500,407		793,862
Interest rate contracts (average notional value)**		—		440,000
	Macquarie Emerging Markets Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	85,148	USD	87,529
	Macquarie Emerging Markets Portfolio II
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	911	USD	2,761
	Macquarie Labor Select International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	138,953	USD	93,515

*	Long represents buying protection and short represents selling protection.
**	Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

Each Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At April 30, 2018, the Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Macquarie Core Plus Bond Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$—	$(19,291)	$(19,291)
BNP Paribas	—	(4,314)	(4,314)
Deutsche Bank	—	(32,600)	(32,600)
Hong Kong Shanghai Bank	13,473	—	13,473
Morgan Stanley Capital	—	(4,253)	(4,253)

Total	$13,473	$(60,458)	$(46,985)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of Montreal	$(19,291)	$—	$—	$—	—	$(19,291)
BNP Paribas	(4,314)	—	—	—	—	(4,314)
Deutsche Bank	(32,600)	—	—	—	—	(32,600)
Hong Kong Shanghai Bank	13,473	—	—	—	—	13,473
Morgan Stanley Capital	(4,253)	—	—	—	4,253	—

Total	$(46,985)	$—	$—	$—	$4,253	$(42,732)

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Notes to financial statements

Macquarie Institutional Portfolios

7. Offsetting (continued)

		Macquarie Emerging Markets Portfolio
Counterparty	Gross Value of Derivative Asset		Gross Value of Derivative Liability		Net Position
BNY Mellon	$24		$(935)		$(911)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(911)	$—	$—	$—	$—	$(911)

		Macquarie Emerging Markets Portfolio II
Counterparty	Gross Value of Derivative Asset		Gross Value of Derivative Liability		Net Position
BNY Mellon	$—		$(1)		$(1)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$(1)	$—	$—	$—	$—	$(1)

	Macquarie Labor Select International Equity Portfolio
Counterparty	Gross Value of Derivative Asset		Gross Value of Derivative Liability		Net Position
BNY Mellon	$27		$(5)		$22

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$22	$—	$—	$—	$—	$22

Master Repurchase Agreements

Repurchase agreements are entered into by each Portfolio under Master Repurchase Agreements (each, an MRA). The MRA permits each Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Portfolio would recognize a liability with respect to such excess collateral. The liability reflects each Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. As of April 30, 2018, the following table is a summary of each Portfolio’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Macquarie Large Cap Value Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$259,953	$(259,953)	$—	$(259,953)	$—
Bank of Montreal	779,858	(779,858)	—	(779,858)	—
BNP Paribas	854,566	(854,566)	—	(854,566)	—

Total	$1,894,377	$(1,894,377)	$—	$(1,894,377)	$—

	Macquarie Core Plus Bond Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,869,883	$(1,869,883)	$—	$(1,869,883)	$—
Bank of Montreal	5,609,650	(5,609,650)	—	(5,609,650)	—
BNP Paribas	6,147,036	(6,147,036)	—	(6,147,036)	—

Total	$13,626,569	$(13,626,569)	$—	$(13,626,569)	$—

	Macquarie High Yield Bond Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,843,826	$(1,843,826)	$—	$(1,843,826)	$—
Bank of Montreal	5,531,478	(5,531,478)	—	(5,531,478)	—
BNP Paribas	6,061,376	(6,061,376)	—	(6,061,376)	—

Total	$13,436,680	$(13,436,680)	$—	$(13,436,680)	$—

	Macquarie Emerging Markets Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$23,507	$(23,507)	$—	$(23,507)	$—
Bank of Montreal	70,522	(70,522)	—	(70,522)	—
BNP Paribas	77,278	(77,278)	—	(77,278)	—

Total	$171,307	$(171,307)	$—	$(171,307)	$—

(continues)                                              91

Notes to financial statements

Macquarie Institutional Portfolios

7. Offsetting (continued)

	Macquarie Emerging Markets Portfolio II
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 7,107	$ (7,107)	$—	$ (7,107)	$—
Bank of Montreal	21,320	(21,320)	—	(21,320)	—
BNP Paribas	23,362	(23,362)	—	(23,362)	—
Total	$51,789	$(51,789)	$—	$(51,789)	$—

Macquarie Labor Select International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 171,996	$ (171,996)	$—	$ (171,996)	$—
Bank of Montreal	515,987	(515,987)	—	(515,987)	—
BNP Paribas	565,417	(565,417)	—	(565,417)	—
Total	$1,253,400	$(1,253,400)	$—	$(1,253,400)	$—

(a)	The value of the related collateral received exceeded the value of the net position and repurchase agreements as of April 30, 2018.

(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Portfolio may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned securities is determined by the security lending agent.

Cash collateral received by each Portfolio is generally invested in a series of individual separate accounts, each corresponding to a Portfolio. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities. A Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Portfolio’s cash collateral account may be less than the amount the Portfolio would be required to return to the borrowers of the securities and the Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2018, none of the Portfolios had securities out on loan.

9. Credit and Market Risk

Some countries in which Macquarie Emerging Markets, Macquarie Emerging Markets II, and Macquarie Labor Select International Equity Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

Macquarie Core Plus Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Macquarie High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that each Portfolio will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Portfolio may involve revolving credit facilities or other standby financing commitments that obligate each Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when each Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As each Portfolio may be required to rely upon another lending institution to collect and pass on to each Portfolio amounts payable with respect to the loan and to enforce each Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Portfolio.

Macquarie Core Plus Bond Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are

(continues)                                              93

Notes to financial statements

Macquarie Institutional Portfolios

9. Credit and Market Risk (continued)

debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Because Macquarie Large Cap Value Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

10. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

12. General Motors Term Loan Litigation

Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Portfolios in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Portfolios of certain amounts received by the Portfolios because a US Court of Appeals has ruled that the Portfolios and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous UCC filing made by a third party. The Portfolios received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Portfolios should not have received payment in full. Based upon currently available information related to the litigation and the Portfolios’ potential exposure, the Portfolios recorded assets of $75,182 and $48,975, respectively, and contingent liabilities of $250,607 and $163,250, respectively, that resulted in a decrease in the Portfolios’ NAV to reflect this likely recovery.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in each Portfolio’s financial statements.

Other Portfolio information

(Unaudited)

Macquarie Institutional Portfolios

Board consideration of sub-advisory agreements for Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolio at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees of Delaware Pooled® Trust, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Macquarie Core Plus Bond Portfolio and Macquarie High Yield Bond Portfolios (each, a “portfolio” and together, the “Portfolios”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of service. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Portfolios. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Portfolios, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Portfolios’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Portfolios. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Portfolio, in light of the Portfolio’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Portfolios.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Portfolios. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Portfolios would retain final portfolio management discretion over the Portfolios.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Portfolio investors as assets in the Portfolios increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Portfolio managers

Kristen E. Bartholdson	Gregory J.P. Halton
Vice President and Senior	Senior Portfolio Manager
Portfolio Manager	Mondrian Investment Partners Limited

Nigel Bliss	J. David Hillmeyer
Senior Portfolio Manager	Senior Vice President and Senior
Mondrian Investment Partners Limited	Portfolio Manager

Adam H. Brown	Nikhil G. Lalvani
Senior Vice President, Senior Portfolio	Vice President and Senior
Manager, Co-Head of High Yield	Portfolio Manager

Liu-Er Chen	Paul A. Matlack
Senior Vice President and	Senior Vice President, Senior
Chief Investment Officer —	Portfolio Manager, and Fixed Income
Emerging Markets and Healthcare	Strategist

Ginny Chong	John P. McCarthy
Senior Portfolio Manager	Senior Vice President, Senior Portfolio
Mondrian Investment Partners Limited	Manager, Co-Head of High Yield

Craig C. Dembek

Senior Vice President, Head of Credit Research

Elizabeth A. Desmond

Director and Chief Investment

Officer — International Equities

Mondrian Investment Partners Limited

Roger A. Early

Executive Director,

Global Co-Head of Fixed Income —

Macquarie Investment Management

Paul Grillo

Senior Vice President and

Chief Investment Officer —

Total Return Strategies

Andrew Miller

Chief Investment Officer —

Emerging Market Equities

Mondrian Investment Partners Limited

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio

Manager, and Team Leader —

Large-Cap Value Equity

Melissa J. A. Platt

Portfolio Manager

Mondrian Investment Partners Limited

Robert A. Vogel Jr.

Vice President and Senior

Portfolio Manager

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Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Investment advisor

Delaware Management Company, a series of Macquarie Investment Management Business Trust

2005 Market Street

Philadelphia, PA 19103

Investment sub-advisor for certain Portfolios

Mondrian Investment Partners Limited

Fifth Floor

10 Gresham Street

London EC2V 7JD

United Kingdom

Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT, Macquarie Management Holdings, Inc., and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Portfolios’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at macquarie.com/investment-management/institutional; and (iii) on the Commission’s website at sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawarefunds.com/proxy; and (ii) on the Commission’s website at sec.gov.

This report was prepared for investors in the Macquarie Institutional Portfolios. It may be distributed to others only if preceded or accompanied by a current Macquarie Institutional Portfolios prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Macquarie Institutional Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting macquarie.com/investment-management/institutional or calling 800 231-8002. Investors should read the prospectus carefully before investing.

2005 Market Street Philadelphia, PA 19103 Telephone 800 231-8002
(508677)	Fax 215 255-1162
SA-DPT 21879 [6/18]	Printed in the USA

Alternative / specialty mutual fund

Delaware REIT Fund

April 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware REIT Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2017 to April 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2017 to April 30, 2018 (Unaudited)

Delaware REIT Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Annualized Expense Ratio	Expenses Paid During Period 11/1/17 to 4/30/18*
Actual Fund return†
Class A	$1,000.00	$949.00	1.41%	$6.81
Class C	1,000.00	945.60	2.16%	10.42
Class R	1,000.00	948.50	1.66%	8.02
Institutional Class	1,000.00	950.60	1.16%	5.61
Class R6	1,000.00	951.50	1.02%	4.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.41%	$7.05
Class C	1,000.00	1,014.08	2.16%	10.79
Class R	1,000.00	1,016.56	1.66%	8.30
Institutional Class	1,000.00	1,019.04	1.16%	5.81
Class R6	1,000.00	1,019.74	1.02%	5.11

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10

equity holdings

Delaware REIT Fund	As of April 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks	99.99%
Diversified REITs	2.13%
Healthcare REITs	9.97%
Hotel REITs	7.47%
Industrial REITs	11.05%
Information Technology REITs	9.10%
Mall REITs	9.38%
Manufactured Housing REIT	3.92%
Mixed REIT	1.05%
Multifamily REITs	18.00%
Office REITs	9.64%
Self-Storage REITs	7.36%
Shopping Center REITs	4.91%
Single Tenant REITs	3.20%
Specialty REIT	2.81%
Short-Term Investments	1.10%
Total Value of Securities	101.09%
Liabilities Net of Receivables and Other Assets	(1.09%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets
Simon Property Group	7.24%
Prologis	5.61%
Equinix	4.76%
AvalonBay Communities	3.95%
UDR	3.89%
Brookdale Senior Living	3.79%
Essex Property Trust	3.00%
Host Hotels & Resorts	2.98%
Invitation Homes	2.81%
Camden Property Trust	2.81%

3

Schedule of investments

Delaware REIT Fund	April 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.99%
Diversified REITs – 2.13%
JBG SMITH Properties	12,700	$468,249
Vornado Realty Trust	9,232	628,053
Washington Real Estate Investment Trust	27,600	792,672

		1,888,974

Healthcare REITs – 9.97%
Alexandria Real Estate Equities	17,700	2,204,889
Brookdale Senior Living †	462,653	3,349,608
HCP	55,600	1,298,816
Healthcare Realty Trust	36,800	1,024,144
Sabra Health Care REIT	32,800	600,568
Welltower	6,500	347,360

		8,825,385

Hotel REITs – 7.47%
Host Hotels & Resorts	134,664	2,634,028
MGM Growth Properties Class A	33,600	939,792
Park Hotels & Resorts	26,400	759,792
RLJ Lodging Trust	36,200	751,874
Sunstone Hotel Investors	97,643	1,523,231

		6,608,717

Industrial REITs – 11.05%
DCT Industrial Trust	23,251	1,524,568
Duke Realty	89,100	2,414,610
Prologis	76,509	4,966,199
Rexford Industrial Realty	28,400	867,620

		9,772,997

Information Technology REITs – 9.10%
Crown Castle International	21,300	2,148,531
Equinix	10,000	4,207,900
SBA Communications †	10,600	1,698,438

		8,054,869

Mall REITs – 9.38%
GGP	61,723	1,233,843
Macerich	11,500	662,630
Simon Property Group	40,958	6,403,374

		8,299,847

Manufactured Housing REIT – 3.92%
Equity LifeStyle Properties	26,436	2,357,034
Sun Communities	11,800	1,107,430

		3,464,464

4

	Number of shares	Value (US $)
Common Stock (continued)
Mixed REIT – 1.05%
Liberty Property Trust	22,300	$932,586

		932,586

Multifamily REITs – 18.00%
Apartment Investment & Management	39,000	1,583,400
AvalonBay Communities	21,451	3,496,513
Camden Property Trust	29,100	2,485,140
Equity Residential	36,723	2,266,176
Essex Property Trust	11,059	2,650,732
UDR	95,300	3,445,095

		15,927,056

Office REITs – 9.64%
Boston Properties	14,674	1,781,570
Brandywine Realty Trust	35,200	567,072
Columbia Property Trust	73,700	1,574,232
Douglas Emmett	28,100	1,047,287
Kilroy Realty	21,000	1,505,070
SL Green Realty	21,000	2,052,540

		8,527,771

Self-Storage REITs – 7.36%
CubeSmart	65,400	1,925,376
Extra Space Storage	27,300	2,445,807
Public Storage	10,602	2,139,271

		6,510,454

Shopping Center REITs – 4.91%
Brixmor Property Group	25,200	375,228
Regency Centers	29,025	1,708,121
Retail Properties of America	82,400	950,896
Urban Edge Properties	24,585	505,713
Weingarten Realty Investors	29,231	802,976

		4,342,934

Single Tenant REITs – 3.20%
National Retail Properties	12,793	486,646
Spirit Realty Capital	86,100	693,105
STORE Capital	65,300	1,647,519

		2,827,270

Specialty REIT – 2.81%
Invitation Homes	107,500	2,487,550

		2,487,550

Total Common Stock (cost $92,363,042)		88,470,874

5

Schedule of investments

Delaware REIT Fund

	Principal amount°	Value (US $)
Short-Term Investments – 1.10%
Discount Notes – 0.56%≠
Federal Home Loan Bank
0.00% 5/1/18	132,034	$132,034
1.581% 5/4/18	60,890	60,881
1.619% 5/2/18	301,881	301,867

		494,782

Repurchase Agreements – 0.54%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $66,020 (collateralized by US government obligations 1.143%–2.625% 4/30/19–5/15/25; market value $67,337)	66,017	66,017
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $198,059 (collateralized by US government obligations 0.00%–3.625% 5/24/18–1/15/26; market value $202,011)	198,050	198,050
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18, repurchase price $217,032 (collateralized by US government obligations 0.00%–2.875% 9/27/18–11/15/45; market value $221,363)	217,022	217,022

		481,089

Total Short-Term Investments (cost $975,872)		975,871

Total Value of Securities – 101.09% (cost $93,338,914)		$89,446,745

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities

Delaware REIT Fund	April 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$89,446,745
Cash	52,511
Receivable for securities sold	418,034
Receivable for fund shares sold	7,019
Dividends and interest receivable	6,098

Total assets	89,930,407

Liabilities:
Payable for securities purchased	1,262,837
Payable for fund shares redeemed	12,511
Other accrued expenses	94,404
Investment management fees payable to affiliates	39,915
Distribution fees payable to affiliates	22,060
Audit and tax fees payable	18,049
Dividend disbursing and transfer agent fees and expense payable to affiliates	1,410
Accounting and administration expenses payable to affiliates	603
Trustees’ fees and expenses payable to affiliates	232
Legal fees payable to affiliates	232
Reports and statements to shareholders expenses payable to affiliates	60

Total liabilities	1,452,313

Total Net Assets	$88,478,094

Net Assets Consist of:
Paid-in capital	$100,372,679
Undistributed net investment income	900,001
Accumulated net realized loss on investments	(8,902,417)
Net unrealized depreciation of investments	(3,892,169)

Total Net Assets	$88,478,094

7

Statement of assets and liabilities

Delaware REIT Fund

Net Asset Value
Class A:
Net assets	$52,631,414
Shares of beneficial interest outstanding, unlimited authorization, no par	5,020,661
Net asset value per share	$10.48
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.12

Class C:
Net assets	$10,426,294
Shares of beneficial interest outstanding, unlimited authorization, no par	998,519
Net asset value per share	$10.44

Class R:
Net assets	$6,333,407
Shares of beneficial interest outstanding, unlimited authorization, no par	604,583
Net asset value per share	$10.48

Institutional Class:
Net assets	$14,262,421
Shares of beneficial interest outstanding, unlimited authorization, no par	1,354,979
Net asset value per share	$10.53

Class R6:
Net assets	$4,824,558
Shares of beneficial interest outstanding, unlimited authorization, no par	459,261
Net asset value per share	$10.51
[1] Investments, at cost	$93,338,914

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations

Delaware REIT Fund	Six months ended April 30, 2018 (Unaudited)

Investment Income:
Dividends	$2,141,384
Interest	13,382

2,154,766

Expenses:
Management fees	408,428
Distribution expenses – Class A	73,383
Distribution expenses – Class C	58,884
Distribution expenses – Class R	17,411
Dividend disbursing and transfer agent fees and expenses	90,980
Registration fees	47,856
Reports and statements to shareholders expenses	28,455
Accounting and administration expenses	24,153
Audit and tax fees	18,050
Legal fees	10,812
Custodian fees	6,440
Trustees’ fees and expenses	2,721
Other	8,158

795,731
Less expenses waived	(25,253)
Less expenses paid indirectly	(186)

Total operating expenses	770,292

Net Investment Income	1,384,474

Net Realized and Unrealized Loss:
Net realized loss on investments	(4,375,912)
Net change in unrealized appreciation (depreciation) of investments	(3,104,410)

Net Realized and Unrealized Loss	(7,480,322)

Net Decrease in Net Assets Resulting from Operations	$(6,095,848)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware REIT Fund

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,384,474	$972,296
Net realized gain (loss)	(4,375,912)	1,904,993
Net change in unrealized appreciation (depreciation)	(3,104,410)	(1,278,909)

Net increase (decrease) in net assets resulting from operations	(6,095,848)	1,598,380

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(297,575)	(1,318,781)
Class C	(14,702)	(180,219)
Class R	(26,229)	(143,795)
Institutional Class	(99,905)	(445,133)
Class R6	(46,062)	(361,062)

Net realized gain:
Class A	(1,436,572)	(16,360,369)
Class C	(282,348)	(3,921,243)
Class R	(174,897)	(2,223,195)
Institutional Class	(370,884)	(7,523,920)
Class R6	(479,672)	(367)

	(3,228,846)	(32,478,084)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,860,944	7,431,644
Class C	243,403	624,277
Class R	834,531	1,779,605
Institutional Class	1,920,588	6,981,497
Class R6	1,091,586	22,982,791

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,703,755	17,259,738
Class C	295,353	4,042,772
Class R	201,125	2,366,985
Institutional Class	459,006	7,893,996
Class R6	525,734	361,429

	9,136,025	71,724,734

10

	Six months ended 4/30/18 (Unaudited)	Year ended 10/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,898,018)	$(28,241,800)
Class C	(2,495,477)	(7,957,171)
Class R	(2,031,306)	(6,571,414)
Institutional Class	(3,869,488)	(28,968,149)
Class R6	(16,222,105)	(1,945,824)

	(36,516,394)	(73,684,358)

Decrease in net assets derived from capital share transactions	(27,380,369)	(1,959,624)

Net Decrease in Net Assets	(36,705,063)	(32,839,328)

Net Assets:
Beginning of period	125,183,157	158,022,485

End of period	$88,478,094	$125,183,157

Undistributed net investment income	$900,001	$—

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$11.36	$14.28	$15.54	$15.61	$13.87	$12.85

0.14	0.08	0.18	0.13	0.13	0.15
(0.70)	0.03	0.41	0.76	2.30	1.10

(0.56)	0.11	0.59	0.89	2.43	1.25

(0.06)	(0.21)	(0.24)	(0.24)	(0.25)	(0.23)
(0.26)	(2.82)	(1.61)	(0.72)	(0.44)	—

(0.32)	(3.03)	(1.85)	(0.96)	(0.69)	(0.23)

$10.48	$11.36	$14.28	$15.54	$15.61	$13.87

(5.10% )	0.90%	4.24%	5.70%	18.53%	9.82%

$52,631	$65,824	$86,129	$90,899	$98,986	$91,593
1.41%	1.44%	1.33%	1.37%	1.34%	1.31%

1.46%	1.44%	1.33%	1.37%	1.34%	1.36%
2.55%	0.71%	1.24%	0.81%	0.89%	1.11%

2.50%	0.71%	1.24%	0.81%	0.89%	1.06%
69%	145%	111%	67%	83%	101%

13

Financial highlights

Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $(0.005) per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17		10/31/16	10/31/15	10/31/14	10/31/13
$11.31	$14.24		$15.50	$15.59	$13.86	$12.83

0.10	—	[3]	0.07	0.01	0.02	0.05
(0.70)	0.02		0.42	0.75	2.30	1.11

(0.60)	0.02		0.49	0.76	2.32	1.16

(0.01)	(0.13)		(0.14)	(0.13)	(0.15)	(0.13)
(0.26)	(2.82)		(1.61)	(0.72)	(0.44)	—

(0.27)	(2.95)		(1.75)	(0.85)	(0.59)	(0.13)

$10.44	$11.31		$14.24	$15.50	$15.59	$13.86

(5.44% )	0.13%		3.53%	4.86%	17.68%	9.00%

$10,426	$13,331		$20,598	$22,085	$23,171	$21,083
2.16%	2.19%		2.08%	2.12%	2.09%	2.06%

2.21%	2.19%		2.08%	2.12%	2.09%	2.06%
1.80%	(0.04%	)	0.49%	0.06%	0.14%	0.36%

1.75%	(0.04%	)	0.49%	0.06%	0.14%	0.36%
69%	145%		111%	67%	83%	101%

15

Financial highlights

Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$11.35	$14.27	$15.53	$15.61	$13.87	$12.85

0.12	0.05	0.15	0.09	0.09	0.12
(0.69)	0.04	0.41	0.75	2.31	1.10

(0.57)	0.09	0.56	0.84	2.40	1.22

(0.04)	(0.19)	(0.21)	(0.20)	(0.22)	(0.20)
(0.26)	(2.82)	(1.61)	(0.72)	(0.44)	—

(0.30)	(3.01)	(1.82)	(0.92)	(0.66)	(0.20)

$10.48	$11.35	$14.27	$15.53	$15.61	$13.87

(5.15% )	0.66%	4.00%	5.40%	18.24%	9.54%

$6,333	$7,885	$12,573	$12,025	$12,614	$10,503
1.66%	1.69%	1.58%	1.62%	1.59%	1.56%

1.71%	1.69%	1.58%	1.62%	1.59%	1.65%
2.30%	0.46%	0.99%	0.56%	0.64%	0.86%

2.25%	0.46%	0.99%	0.56%	0.64%	0.77%
69%	145%	111%	67%	83%	101%

17

Financial highlights

Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/18[1]	Year ended
(Unaudited)	10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
$11.41	$14.33	$15.57	$15.64	$13.90	$12.88

0.15	0.12	0.21	0.16	0.16	0.19
(0.70)	0.02	0.44	0.76	2.31	1.10

(0.55)	0.14	0.65	0.92	2.47	1.29

(0.07)	(0.24)	(0.28)	(0.27)	(0.29)	(0.27)
(0.26)	(2.82)	(1.61)	(0.72)	(0.44)	—

(0.33)	(3.06)	(1.89)	(0.99)	(0.73)	(0.27)

$10.53	$11.41	$14.33	$15.57	$15.64	$13.90

(4.94% )	1.14%	4.60%	5.94%	18.80%	10.07%

$14,263	$16,988	$38,720	$108,943	$119,640	$106,221
1.16%	1.19%	1.08%	1.12%	1.09%	1.06%

1.21%	1.19%	1.08%	1.12%	1.09%	1.06%
2.80%	0.96%	1.49%	1.06%	1.14%	1.36%

2.75%	0.96%	1.49%	1.06%	1.14%	1.36%
69%	145%	111%	67%	83%	101%

19

Financial highlights

Delaware REIT Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 4/30/18[1] (Unaudited)	Year ended 10/31/17	8/31/16[2] to 10/31/16

Net asset value, beginning of period	$ 11.41	$ 14.33	$ 15.43

Income (loss) from investment operations:
Net investment income[3]	0.16	0.13	0.29
Net realized and unrealized gain (loss)	(0.70)	0.03	(1.33)
Total from investment operations	(0.54)	0.16	(1.04)

Less dividends and distributions from:
Net investment income	(0.10)	(0.26)	(0.06)
Net realized gain	(0.26)	(2.82)	—
Total dividends and distributions	(0.36)	(3.08)	(0.06)

Net asset value, end of period	$ 10.51	$ 11.41	$ 14.33

Total return[4]	(4.85% )	1.28%	(6.79% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 4,825	$21,155	$ 2
Ratio of expenses to average net assets	1.02%	1.04%	0.93%
Ratio of expenses to average net assets prior to fees waived[5]	1.07%	1.04%	0.93%
Ratio of net investment income to average net assets	2.94%	1.11%	1.97%
Ratio of net investment income to average net assets prior to fees waived[5]	2.89%	1.11%	1.97%
Portfolio turnover	69%	145%	111% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended April 30, 2018 are reflected on the “Statement of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

20

Notes to financial statements

Delaware REIT Fund	April 30, 2018 (Unaudited)

Delaware REIT Fund (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. This report contains information relating only to Delaware REIT Fund. All other series of Delaware Pooled Trust, the Macquarie Institutional Portfolios, are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns

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Notes to financial statements

Delaware REIT Fund

1. Significant Accounting Policies (continued)

through the six months ended April 30, 2018 and for all open tax years (years ended Oct. 31, 2015–Oct. 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2018 and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

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The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $39 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2018, the Fund earned $147 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 1.15% of the Fund’s average daily net assets for all share classes other than Class R6 and 1.00% of the Fund’s average daily net assets of the Class R6 shares from Feb. 28, 2018 through April 30, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended April 30, 2018, the Fund was charged $4,047 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion.

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Notes to financial statements

Delaware REIT Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2018, the Fund was charged $10,635 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2018, the Fund was charged $4,705 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2018, DDLP earned $1,408 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2018, DDLP received gross CDSC commissions of $6 and $217 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2018 through Feb. 28, 2019.

3. Investments

For the six months ended April 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$74,679,129
Sales	98,916,622

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At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$93,338,914

Aggregate unrealized appreciation of investments	$1,269,526
Aggregate unrealized depreciation of investments	(5,161,695)

Net unrealized depreciation of investments	$(3,892,169)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements

Delaware REIT Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$88,470,874	$—	$88,470,874
Short-Term Investments	—	975,871	975,871

Total Value of Securities	$88,470,874	$975,871	$89,446,745

During the six months ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2018, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/18	Year ended 10/31/17
Shares sold:
Class A	172,295	618,178
Class C	22,076	47,829
Class R	77,234	146,394
Institutional Class	181,460	575,078
Class R6	98,297	1,989,717

Shares issued upon reinvestment of dividends and distributions:
Class A	154,408	1,505,601
Class C	26,598	353,945
Class R	18,183	206,667
Institutional Class	41,604	686,283
Class R6	47,049	31,242

	839,204	6,160,934

Shares redeemed:
Class A	(1,101,506)	(2,359,250)
Class C	(229,113)	(669,494)
Class R	(185,669)	(539,081)
Institutional Class	(357,572)	(2,474,635)
Class R6	(1,540,656)	(166,518)

	(3,414,516)	(6,208,978)

Net decrease	(2,575,312)	(48,044)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the year ended Oct. 31, 2017, the Fund had the following exchange transactions. There were no exchange transactions for the six months ended April 30, 2018. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
Year ended 10/31/17	85,007	4,747	2,884	86,481	$1,049,065

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an

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Notes to financial statements

Delaware REIT Fund

5. Line of Credit (continued)

additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit was to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of April 30, 2018, or at any time during the period then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of April 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$66,017	$(66,017)	$—	$(66,017)	$—
Bank of Montreal	198,050	(198,050)	—	(198,050)	—
BNP Paribas	217,022	(217,022)	—	(217,022)	—

Total	$481,089	$(481,089)	$—	$(481,089)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of April 30, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value

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of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

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Notes to financial statements

Delaware REIT Fund

7. Securities Lending (continued)

During the six months ended April 30, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED® TRUST

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2018